                                                   ANNUAL REPORT AUGUST 31, 2001

                                 JPMorgan Funds

[GRAPHIC]

MONEY MARKET FUNDS

100% U.S. Treasury Securities
   Money Market Fund

U.S. Government Money Market Fund

Treasury Plus Money Market Fund

Federal Money Market Fund II

Prime Money Market Fund II

Tax Free Money Market Fund

New York Tax Free Money Market Fund

California Tax Free Money Market Fund

[LOGO] JPMORGAN Fleming
       Asset Management

CONTENTS

Letter to the Shareholders                          1

JPMorgan 100% U.S. Treasury Securities
Money Market Fund
Fund Facts                                          3

JPMorgan U.S. Government Money Market Fund
Fund Facts                                          4

JPMorgan Treasury Plus Money Market Fund
Fund Facts                                          5

JPMorgan Federal Money Market Fund II
Fund Facts                                          6

JPMorgan Prime Money Market Fund II
Fund Facts                                          7

JPMorgan Tax Free Money Market Fund
Fund Facts                                          8

JPMorgan New York Tax Free Money Market Fund
Fund Facts                                          9

JPMorgan California Tax Free Money Market Fund
Fund Facts                                         10

Portfolios of Investments                          11

Financial Statements                               68

Notes to Financial Statements                      77



HIGHLIGHTS

-  U.S. economy remains weak with little sign of near-term improvement.

-  Federal Reserve maintains an easing bias and continues to cut interest rates.

-  Investors opt to hold more cash during volatility in the stock market.

             NOT FDIC INSURED | May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMorgan MONEY MARKET FUNDS

LETTER TO SHAREHOLDERS

                                                                 October 9, 2001
Dear Shareholder:

Like people everywhere, we here at J.P. Morgan Chase were horrified and saddened by the terrorist attacks on New York City and Washington, D.C. in September. We received the terrible news while we were in the midst of preparing the August 31st shareholder reports. At this time, it is uncertain how the attacks will affect the fixed income and equity markets but we expect to see some volatility, at least for the short term.

Many of you are eager for the insight and analysis of our portfolio management team. We offer some of their thoughts on our Web site through market commentaries for the 3rd quarter (three-month period ended September 30, 2001). To read those commentaries, visit www.jpmorganfunds.com. Of course, we will also review the markets in the wake of these tragedies in shareholder reports dated September 30th and later.

This annual report for the JPMorgan Money Market Funds includes in-depth information on some of our money market funds for the year ended
August 31, 2001.

U.S. ECONOMY STRUGGLES

During the second half of 2000, the U.S. economy weakened significantly. Consumer confidence softened, causing retail sales to decline. Manufacturing output dropped. Also having an impact: lower corporate profits, rising labor and energy costs, and higher debt burdens. Seeking a safe haven from the volatility in the equities market, many investors increased their cash positions.

Faced with the risk of a recession and the threat of inflation, the Federal Reserve Board moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. Almost immediately, it began a series of interest rate cuts. By the end of August, the Federal funds rate stood at 3.5%--3 % lower than it was at the beginning of 2001. Despite lower interest rates, investors leery of the equities markets and concerned about stress on corporate profits placed at least some of their assets in money market funds.

The U.S. economy continued to struggle throughout the reporting period despite some signs of strengthening during the spring. Many companies reported poor results in the second quarter, worse than the already pessimistic estimates. Many also expressed concern over business conditions for the remainder of 2001.

ECONOMIC RECOVERY DELAYED

The U.S. economy remains fragile and leading economic indicators continue to disappoint. The Bush tax cuts and rebates are just beginning to hit the economy and it is unclear whether investors are going to spend the money or invest it. The severe slump in manufacturing activity continues, and although inventory levels have fallen, considerable slackness remains. Rising unemployment and job insecurity are likely to undermine consumer spending as the year progresses, while fluctuating food and energy prices may result in an inflationary spurt. If the Fed shows an inclination to "normalize" monetary policy, interest rates are expected to drift higher.

FUND FAMILIES REORGANIZED

We are pleased to announce the successful reorganization of the two JPMorgan fund families into a single fund complex with a multiple share class structure. The following changes are effective as of the close of business on September 7, 2001:

     - JPMorgan Federal Money Market Fund II was renamed JPMorgan Federal Money Market Fund.

     - JPMorgan Prime Money Market Fund II was renamed JPMorgan Prime Money Market Fund.

In these challenging times, your portfolio managers are doing an excellent job, maintaining good performance. They will continue to focus on preservation of principal first and foremost, while trying to lock-in the highest possible yields in the current falling interest rate environment. The portfolio management team and all of us at J.P. Morgan Chase thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George Gatch

George Gatch
President, JPMorgan Funds

JPMorgan 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
              AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current income consistent with
                                    capital preservation

 Primary Investments                Direct obligations of the U.S. Treasury
                                    including Treasury bills, bonds and notes

 Suggested investment time frame    Short-term

 Share classes offered              Vista, Premier and Institutional Shares

 Net assets                         $5.3 Billion

 Average maturity                   44 days

 S&P Rating                         Not Rated

 Moody's Rating                     Not Rated

 NAIC Rating                        Not Rated

MATURITY SCHEDULE

                 1-14 days                        17.4%
                 15-30 days                       26.5%
                 31-60 days                       28.5%
                 61-90 days                       20.1%
                 91-180 days                       6.3%
                 181+ days                         1.2%

7-DAY SEC YIELD(1)

                 Vista Shares                      3.00%
                 Premier Shares                    3.11%
                 Institutional Shares              3.34%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 2.90%, 3.08% and 3.26% for Vista Shares, Premier Shares and Institutional Shares, respectively.

JPMorgan U.S. GOVERNMENT MONEY MARKET FUND
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current income consistent with capital
                                    preservation

 Primary Investments                Direct obligations of the U.S. Treasury and
                                    its Agencies including Treasury bills,
                                    bonds, notes, and repurchase agreements

 Suggested investment time frame    Short-term

 Share classes offered              Vista, Premier, and Institutional Shares

 Net assets                         $9.2 Billion

 Average maturity                   47 days

 S&P Rating*                        AAA

 Moody's Rating*                    Aaa

 NAIC Rating*                       Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                 1-14 days                        55.6%
                 15-30 days                       10.9%
                 31-60 days                        5.7%
                 61-90 days                        1.4%
                 91-180 days                      24.3%
                 181+ days                         2.1%

7-DAY SEC YIELD(1)

                 Vista Shares                      3.15%
                 Premier Shares                    3.29%
                 Institutional Shares              3.48%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 3.06%, 3.16% and 3.42% for Vista Shares, Premier Shares and Institutional Shares, respectively.

JPMorgan TREASURY PLUS MONEY MARKET FUND
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current income consistent with
                                    capital preservation

 Primary Investments                Direct obligations of the U.S. Treasury
                                    including Treasury bills, bonds and notes as well as repurchase agreements which are fully collateralized by obligations issued or guaranteed by the U.S. Treasury

 Suggested investment time frame    Short-term

 Share classes offered              Vista, Premier, and Institutional Shares

 Net assets                         $2.8 Billion

 Average maturity                   41 days

 S&P Rating*                        AAA

 Moody's Rating*                    Aaa

 NAIC Rating*                       Exempt

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                 1-14 days                        66.3%
                 15-30 days                        3.5%
                 31-60 days                        6.9%
                 61-90 days                        6.0%
                 91-180 days                       7.2%
                 181+ days                        10.1%

7-DAY SEC YIELD(1)

                 Vista Shares                      3.00%
                 Premier Shares                    3.14%
                 Institutional Shares              3.34%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 2.89%, 3.08% and 3.24% for Vista Shares, Premier Shares and Institutional Shares, respectively.

JPMorgan FEDERAL MONEY MARKET FUND II
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current income consistent with
                                    capital preservation

 Primary Investments                Direct obligations of the U.S. Treasury
                                    including Treasury bills, bonds and notes as well as obligations issued or guaranteed by the U.S. Treasury and its Agencies

 Suggested investment time frame    Short-term

 Share classes offered              Vista,Premier, Institutional and Reserve
                                    Shares

 Net assets                         $2.1 Billion

 Average maturity                   41 days

 S&P Rating                         Not Rated

 Moody's Rating                     Not Rated

 NAIC Rating                        Not Rated

MATURITY SCHEDULE

                 1-14 days                        49.5%
                 15-30 days                        9.4%
                 31-60 days                       20.8%
                 61-90 days                        2.5%
                 91-180 days                      17.8%
                 181+ days                         0.0%

7-DAY SEC YIELD(1)

                 Vista Shares                      3.14%
                 Premier Shares                    3.36%
                 Institutional Shares              3.58%
                 Reserve Shares                    3.05%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 3.11%, 3.03%, 3.30% and 2.91% for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively.

JPMorgan PRIME MONEY MARKET FUND II
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current income consistent with
                                    capital preservation

 Primary Investments                High quality, short-term, U.S. dollar-
                                    denominated money market instruments

 Suggested investment time frame    Short-term

 Share classes offered              Vista, Premier, Institutional, Reserve, B
                                    and C Shares

 Net assets                         $29.2 Billion

 Average maturity                   44 days

 S&P Rating*                        AAA

 Moody's Rating*                    Aaa

 NAIC Rating*                       Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                 1-14 days                        43.7%
                 15-30 days                       17.7%
                 31-60 days                       11.5%
                 61-90 days                        7.3%
                 91-180 days                      17.9%
                 181+ days                         1.9%

7-DAY SEC YIELD(1)

                 Vista Shares                      3.26%
                 Premier Shares                    3.40%
                 Institutional Shares              3.59%
                 Reserve Shares                    3.07%
                 B Shares                          2.61%
                 C Shares                          2.61%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the waiver of certain expenses. Without waivers, the yields would have been 3.24%, 3.38%, 3.53%, 3.03%, 2.59% and 2.59%
for Vista Shares, Premier Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

JPMorgan TAX FREE MONEY MARKET FUND
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current tax free income consistent with
                                    capital preservation*

 Primary Investments                Short-term municipal obligations

 Suggested investment time frame    Short-term

 Share classes offered              Vista, Premier, Institutional and Reserve
                                    Shares

 Net assets                         $1.9 Billion

 Average maturity                   44 days

 S&P Rating**                       AAA

 Moody's Rating                     Not Rated

 NAIC Rating                        Not Rated

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

MATURITY SCHEDULE

                 1-14 days                        75.2%
                 15-30 days                        0.5%
                 31-60 days                        5.8%
                 61-90 days                        2.4%
                 91-180 days                       7.1%
                 181+ days                         9.0%

YIELDS

---------------------------------------------------------------
                                                    TAXABLE
                                       7-DAY       EQUIVALENT
                                     SEC YIELD(1)    YIELD(2)
---------------------------------------------------------------
                 Vista Shares           1.83%         3.00%
                 Premier Shares         1.94%         3.19%
                 Institutional Shares   2.16%         3.55%
                 Reserve Shares         1.52%         2.50%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 1.76%, 1.92%, 2.12% and 0.80% for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.10%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

JPMorgan NEW YORK TAX FREE MONEY MARKET FUND
         AS OF AUGUST 31, 2001


FUND FACTS

 Objective                          High current tax free income consistent with
                                    capital preservation*

 Primary Investments                New York short-term municipal obligations

 Suggested investment time frame    Short-term

 Share classes offered              Vista and Reserve Shares

 Net assets                         $2.4 Billion

 Average maturity                   54 days

 S&P Rating                         Not Rated

 Moody's Rating                     Not Rated

 NAIC Rating                        Not Rated

MATURITY SCHEDULE

                 1-14 days                        77.4%
                 15-30 days                        0.7%
                 31-60 days                        0.7%
                 61-90 days                        0.8%
                 91-180 days                       5.8%
                 181+ days                        14.6%

YIELDS

---------------------------------------------------------------
                                                    TAXABLE
                                       7-DAY       EQUIVALENT
                                     SEC YIELD(1)    YIELD(2)
---------------------------------------------------------------
                 Vista Shares           1.65%       3.03%
                 Reserve Shares         1.52%       2.79%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yield would have been 1.56% for Vista Shares and 0.79% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.60%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

JPMorgan CALIFORNIA TAX FREE MONEY MARKET FUND
         AS OF AUGUST 31, 2001

FUND FACTS

 Objective                          High current tax free income consistent with
                                    capital preservation*

 Primary Investments                California short-term municipal obligations

 Suggested investment time frame    Short-term

 Share classes offered              Vista Shares

 Net assets                         $82.7 Million

 Average maturity                   52 days

 S&P Rating                         Not Rated

 Moody's Rating                     Not Rated

 NAIC Rating                        Not Rated

MATURITY SCHEDULE

                 1-14 days                        72.3%
                 15-30 days                        1.8%
                 31-60 days                        3.9%
                 61-90 days                        5.2%
                 91-180 days                       5.9%
                 181+ days                        10.9%

YIELDS

---------------------------------------------------------------
                                                    TAXABLE
                                       7-DAY       EQUIVALENT
                                     SEC YIELD(1)    YIELD(2)
---------------------------------------------------------------
                 Vista Shares           1.74%       3.15%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses. Without waivers, the yield would have been 1.44%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 44.76%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

JPMorgan 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE

     Money Market Instruments -- 100.0%

             U.S. Treasury Securities -- 100.0%

             U.S. Treasury Bills,
$  12,636      DN, 3.21%, 02/28/02                                  $     12,433
   50,000      DN, 3.26%, 02/14/02                                        49,247
  132,429      DN, 3.29%, 01/31/02                                       130,588
  250,000      DN, 3.32%, 11/23/01                                       248,086
  164,842      DN, 3.33%, 11/15/01                                       163,700
  551,341      DN, 3.40%, 09/27/01                                       549,987
   97,093      DN, 3.41%, 10/11/01                                        96,725
  345,053      DN, 3.41%, 11/08/01                                       342,829
    4,293      DN, 3.41%, 01/17/02                                         4,237
   50,000      DN, 3.42%, 01/17/02                                        49,345
   25,000      DN, 3.42%, 01/24/02                                        24,655
  317,202      DN, 3.43%, 11/01/01                                       315,356
  247,659      DN, 3.44%, 09/13/01                                       247,375
  866,187      DN, 3.44%, 09/20/01                                       864,616
   25,000      DN, 3.44%, 01/24/02                                        24,654
   52,710      DN, 3.45%, 01/10/02                                        52,048
    8,181      DN, 3.46%, 10/18/01                                         8,144
  100,000      DN, 3.49%, 10/11/01                                        99,612
  330,233      DN, 3.49%, 10/25/01                                       328,502
  125,706      DN, 3.50%, 10/11/01                                       125,217
  682,440      DN, 3.51%, 09/06/01                                       682,107
   79,106      DN, 3.54%, 10/11/01                                        78,795
  471,013      DN, 3.58%, 10/18/01                                       468,812
  318,983      DN, 3.62%, 10/04/01                                       317,925
   50,000    U.S. Treasury Note, 6.38%, 04/30/02                          50,756
                                                                    ------------
             Total Investments -- 100.0%                            $  5,335,751
             (Cost $5,335,751)*
                                                                    ------------


                       See notes to financial statements.

JPMorgan U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE

     Money Market Instruments -- 100.0%

             U.S. Treasury Security -- 0.8%
$  75,000    U.S. Treasury Bills, DN, 3.43%, 01/24/02               $     73,964
               (Cost $73,964)
             U.S. Government Agency Securities -- 62.8%

             Federal Farm Credit Bank,
    4,905      6.63%, 02/01/02                                             4,963
   50,000      FRN, 3.45%, 01/18/02                                       49,996
             Federal Home Loan Bank,
    9,825      6.75%, 02/15/02                                             9,958
   17,587      DN, 3.52%, 09/12/01                                        17,568
   72,337      DN, 4.34%, 10/10/01                                        71,997
  100,000      FRN, 3.47%, 02/15/02                                       99,987
  100,000      FRN, 3.49%, 03/15/02                                       99,989
  175,000      FRN, 3.54%, 10/19/01                                      174,984
             Federal Home Loan Mortgage Corp.,
  198,525      DN, 3.34%, 02/28/02                                       195,213
   25,000      DN, 3.48%, 11/01/01                                        24,852
  346,239      DN, 3.50%, 01/30/02                                       341,162
  204,000      DN, 4.25%, 09/13/01                                       203,711
   75,000      DN, 4.35%, 10/11/01                                        74,638
  164,000      FRN, 3.75%, 09/17/01                                      163,994
             Federal National Mortgage Association,
   19,080      6.54%, 02/01/02                                            19,300
    7,047      6.63%, 01/15/02                                             7,122
  164,334      DN, 3.33%, 02/21/02                                       161,704
  150,000      DN, 3.47%, 01/24/02                                       147,904
  100,000      DN, 3.50%, 11/01/01                                        99,407
   83,000      DN, 3.50%, 01/25/02                                        81,820
   92,000      DN, 3.50%, 02/08/02                                        90,569
  195,000      DN, 3.52%, 01/10/02                                       192,501
  592,953      DN, 3.54%, 01/17/02                                       584,910
   90,000      DN, 3.58%, 09/13/01                                        89,893
  111,230      DN, 3.62%, 12/06/01                                       110,156
  100,000      DN, 3.63%, 10/04/01                                        99,668
  159,000      DN, 3.65%, 12/13/01                                       157,340
  250,000      DN, 4.01%, 12/14/01                                       247,103
  100,000      DN, 4.34%, 09/20/01                                        99,771
  100,000      DN, 4.34%, 10/11/01                                        99,518
  100,000      DN, 4.36%, 09/07/01                                        99,927
   50,000      DN, 4.40%, 09/12/01                                        49,933
  500,000      FRN, 3.72%, 10/04/01                                      499,974
  400,000      FRN, 3.79%, 12/03/01                                      399,961
  171,000      FRN, 3.83%, 06/21/02                                      171,000
  200,000      MTN, FRN, 3.53%, 11/06/01                                 199,996
             Student Loan Marketing Association,
   90,000      FRN, 3.56%, 02/21/02                                       90,000
  100,000      FRN, 3.83%, 09/20/01                                      100,000
  174,700      FRN, 3.93%, 10/18/01                                      174,700
  150,000      MTN, FRN, 3.85%, 09/13/01                                 149,997
                                                                    ------------
             Total U.S. Government Agency Securities                   5,757,186
             (Cost $5,757,186)
                                                                    ------------


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT      ISSUER                                                  VALUE

     Money Market Instruments -- Continued

             Repurchase Agreements -- 36.4%

$  350,000   ABN AMRO Bank N.V. (Netherlands), 3.51%,
               dated 08/31/01, due 09/24/01, repurchase
               price $350,819, collateralized
               by U.S. Government Agency Securities                 $    350,000
  350,000    ABN AMRO Bank N.V. (Netherlands), 3.51%,
               dated 08/31/01, due 09/25/01, repurchase
               price $350,853, collateralized
               by U.S. Government Agency Securities                      350,000
  636,945    Deutsche Bank AG, 3.70%, dated 08/31/01,
               due 09/04/01, repurchase price $637,207,
               collateralized by U.S. Government Agency
               Securities                                                636,945
2,000,000    UBS AG, 3.70%, dated 08/31/01, due 09/04/01,
               repurchase price $2,000,822, collateralized
               by U.S. Government Agency Securities                    2,000,000
                                                                    ------------
             Total Repurchase Agreements                               3,336,945
             (Cost $3,336,945)
                                                                    ------------
             Total Investments -- 100.0%                              $9,168,095
             (Cost $9,168,095)*
                                                                    ------------


                       See notes to financial statements.

JPMorgan TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE

     Money Market Instruments -- 100.0%

             U.S. Treasury Securities -- 35.4%

             U.S. Treasury Bills,
$  50,000      2.84%, 09/20/01                                      $     49,925
   35,000      3.21%, 01/31/02                                            34,526
   90,000      3.22%, 02/28/02                                            88,551
  100,000      3.42%, 01/17/02                                            98,693
  100,000      3.44%, 11/01/01                                            99,418
   75,000      3.44%, 11/08/01                                            74,513
   75,000      3.44%, 01/24/02                                            73,964
   50,000      3.47%, 09/13/01                                            49,942
  100,000      3.47%, 10/18/01                                            99,550
  100,000      3.47%, 10/25/01                                            99,480
   50,000      3.50%, 09/20/01                                            49,907
  200,000      U.S. Treasury Note, 6.38%, 04/30/02                       203,020
                                                                    ------------
             Total U.S. Treasury Securities                            1,021,489
             (Cost $1,021,489)
                                                                    ------------
             Repurchase Agreements -- 64.6%

  415,695    Deutsche Bank Securities, 3.66%,
               dated 08/31/01, due 09/04/01, repurchase
               price $415,864, collateralized by U.S. Treasury
               bonds                                                     415,695
  650,000    Lehman Brothers, 3.68%, dated 08/31/01,
               due 09/04/01, repurchase price $650,266,
               collateralized by U.S. Government
               Agency Securities                                         650,000
  360,000    Morgan Stanley Dean Witter & Co., 3.65%,
               dated 08/31/01, due 09/04/01, repurchase
               price $360,146, collateralized by U.S. Treasury
               bonds                                                     360,000
  440,000    Salomon Smith Barney Holdings, Inc., 3.65%,
               dated 08/31/01, due 09/04/01, repurchase
               price $440,178, collateralized
               by U.S. Government Agency Securities                      440,000
                                                                    ------------
             Total Repurchase Agreements                               1,865,695
             (Cost $1,865,695)
                                                                    ------------
             Total Investments -- 100.0%                            $  2,887,184
             (Cost $2,887,184)*
                                                                    ------------


                       See notes to financial statements.

JPMorgan FEDERAL MONEY MARKET FUND II
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Money Market Instruments -- 100.0%

     U.S. Treasury Securities -- 13.4%

             U.S. Treasury Bills,
$  13,176      DN, 3.41%, 09/06/01                                  $     13,170
  101,729      DN, 3.42%, 09/06/01                                       101,681
   43,252      DN, 3.44%, 09/06/01                                        43,231
   66,819      DN, 3.45%, 09/13/01                                        66,742
   25,000      DN, 3.47%, 09/13/01                                        24,971
   18,141      DN, 3.53%, 09/13/01                                        18,120
                                                                    ------------
             Total U.S. Treasury Securities                              267,915
             (Cost $267,915)
                                                                    ------------
             U.S. Government Agency Securities -- 86.6%

             Federal Farm Credit Bank,
   50,000      DN, 3.44%, 09/10/01                                        49,957
   50,000      DN, 3.47%, 09/14/01                                        49,937
   25,000      DN, 3.49%, 09/06/01                                        24,988
    8,435      DN, 3.50%, 09/07/01                                         8,430
   30,000      DN, 3.70%, 09/05/01                                        29,988
   50,000      DN, 4.82%, 01/09/02                                        49,130
             Federal Home Loan Bank,
   20,000      5.12%, 01/16/02                                            19,994
   33,330      6.75%, 02/01/02                                            33,745
   50,000      7.13%, 11/15/01                                            50,094
  150,000      DN, 3.30%, 02/15/02                                       147,700
   26,423      DN, 3.49%, 01/11/02                                        26,084
  102,475      DN, 3.51%, 10/26/01                                       101,926
   13,850      DN, 3.51%, 01/18/02                                        13,662
   50,000      DN, 3.52%, 10/24/01                                        49,741
   75,000      DN, 3.55%, 10/12/01                                        74,697
    6,343      DN, 3.56%, 09/04/01                                         6,341
   18,150      DN, 3.57%, 01/11/02                                        17,912
   25,000      DN, 3.57%, 01/16/02                                        24,660
   50,000      DN, 3.62%, 10/03/01                                        49,839
   50,000      DN, 3.62%, 10/05/01                                        49,829
   25,000      DN, 3.64%, 09/07/01                                        24,985
   40,000      DN, 4.34%, 10/10/01                                        39,812
   65,000      DN, 4.38%, 09/21/01                                        64,842
   24,000      DN, 4.45%, 09/26/01                                        23,926
   25,000      DN, 6.15%, 09/13/01                                        24,949
  100,000      FRN, 3.49%, 09/15/01                                       99,989
  100,000      FRN, 3.54%, 09/01/01                                       99,991
   50,000      FRN, 3.54%, 10/19/01                                       49,996
   50,000      FRN, 3.59%, 09/05/01                                       50,000
   25,000    Federal National Mortgage Association,
               DN, 3.31%, 02/22/02                                        24,600
             Student Loan Marketing Association,
   66,760      DN, 3.50%, 09/06/01                                        66,728
   62,400      DN, 3.58%, 09/04/01                                        62,381
  100,000      FRN, 3.83%, 09/04/01                                      100,000
   50,000      FRN, 3.85%, 09/04/01                                       50,000
   50,000      MTN, FRN, 3.85%, 09/04/01                                  49,999
   25,000      Tennessee Valley Authority, DN, 3.48%, 09/13/01            24,971
                                                                    ------------
             Total U.S. Government Agency Securities                   1,735,823
             (Cost $1,735,823)
                                                                    ------------
             Total Investments -- 100.0%                            $  2,003,738
             (Cost $2,003,738)*
                                                                    ------------

                       See notes to financial statements.

JPMorgan PRIME MONEY MARKET FUND II
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Money Market Instruments -- 100.0%
             U.S. Government Agency Securities -- 3.9%
             Federal Home Loan Bank,
$  25,992      DN, 3.47%, 01/11/02                                  $     25,661
  100,000      DN, 3.50%, 01/23/02                                        98,602
             Federal Home Loan Mortgage Corp.,
   50,000      DN, 3.49%, 12/19/01                                        49,472
  181,238      DN, 3.50%, 11/01/01                                       180,163
             Federal National Mortgage Association,
  100,000      DN, 3.34%, 02/21/02                                        98,395
  170,186      DN, 3.49%, 12/14/01                                       168,470
   20,769      DN, 3.49%, 01/10/02                                        20,505
   90,000      DN, 3.49%, 01/25/02                                        88,728
  291,000      DN, 3.50%, 11/01/01                                       289,273
   72,000      DN, 3.50%, 01/03/02                                        71,132
   55,813      DN, 3.50%, 01/03/02                                        55,140
                                                                    ------------
             Total U.S. Government Agency Securities                   1,145,541
             (Cost $1,145,541)
                                                                    ------------
             Corporate Notes & Bonds -- 25.3%

             Asset Backed Securities -- 2.1%
  150,000    Asset Securitization Corp., 3.57%, 9/17/01                  149,995
             Ciesco L.P.,
   80,000      Ser. A, MTN, FRN, #, 3.61%, 09/17/01                       80,000
  120,000      Ser. A, MTN, FRN, 3.61%, 10/15/01                         120,000
             Restructured Asset Securities with Enhanced Returns
               (RACERS),
   37,000      1999 Ser. MM-35, FRN, #, 3.67%, 09/17/01                   37,000
  130,000      2000 Ser. MM-7, FRN, #, 3.60%, 09/30/01                   130,000
  100,000      2001 Ser. MM-8, FRN, #, 3.77%, 09/04/01                   100,000
                                                                    ------------
                                                                         616,995

             Banking -- 12.7%
  210,000    Abbey National Treasury Services PLC (United
`              Kingdom), (Yankee), FRN, 3.70%, 09/25/01                  209,984
             American Express Centurion Bank,
   50,000      FRN, 3.55%, 09/24/01                                       50,000
  100,000      FRN, 3.63%, 09/17/01                                      100,000
  100,000      FRN, 3.68%, 09/10/01                                      100,000
   87,000      FRN, 3.72%, 09/04/01                                       87,008
   50,000      MTN, FRN, 3.59%, 9/20/01                                   50,000
             Bank of America, N.A.,
   23,600      6.60%, 10/30/01                                            23,642
   50,000      FRN, 3.97%, 09/06/01                                       50,000
             Bank One, N.A.,
   39,000      FRN, 3.66%, 09/17/01                                       39,004
   85,000      FRN, 3.69%, 09/17/01                                       85,019
  100,000      FRN, 3.75%, 09/17/01                                      100,001
   85,000      MTN, FRN, 3.89%, 09/17/01                                  84,993
             Bayerische Landesbank Girozentrale, (Germany),
               (Yankee),
  150,000      FRN, 3.63%, 09/04/01                                      150,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Money Market Instruments -- Continued
$  50,000      FRN, 4.50%, 10/09/01                                 $     50,000
             Canadian Imperial Bank of Commerce (Canada),
  425,000      FRN, 3.54%, 09/04/01                                      424,894
  429,000      FRN, 3.56%, 09/04/01                                      428,967
             Commerzbank AG (Germany), (Yankee),
  250,000      3.69%, 06/28/02                                           249,944
  220,000      4.24%, 05/22/02                                           220,000
  150,000    Credit Suisse First Boston, Inc., FRN, #, 3.69%,
               09/04/01                                                  150,000
             First Union National Bank,
  100,000      FRN, 3.49%, 11/23/01                                       99,993
  480,000      FRN, 3.53%, 11/20/01                                      480,001
   50,000      FRN, 3.56%, 11/14/01                                       50,000
  100,000      FRN, 3.73%, 09/24/01                                      100,159
   70,000    National City Bank, FRN, 3.71%, 09/05/01                     70,000
   50,000    Wachovia Bank, N.A., FRN, 3.72%, 09/05/01                    50,000
  200,000    Westdeutsche Landesbank Girozentrale (Germany),
               (Yankee), 3.51%, 09/29/01                                 199,953
                                                                    ------------
                                                                       3,703,562

             Financial Services -- 8.8%
                  Associates Corp. of North America,
   70,500      FRN, 3.63%, 11/22/01                                       70,555
   75,000      FRN, 3.77%, 06/26/02                                       75,000
  110,000      SUB, FRN, 3.93%, 09/17/01                                 110,000
  460,000    Citigroup, Inc., MTN, FRN, 3.64%, 09/14/01                  460,000
             Goldman Sachs Group, Inc.,
   25,000      FRN, 3.80%, 09/21/01                                       25,003
  148,000      FRN, #, 3.85%, 10/15/01                                   148,000
   67,000      MTN, FRN, 3.78%, 11/13/01                                  67,053
   96,000      Ser. A, FRN, 3.85%, 10/15/01                               96,000
             Merrill Lynch & Co., Inc.,
  125,000      MTN, 3.71%, 09/04/01                                      124,993
   36,690      MTN, 3.76%, 11/01/01                                       36,700
   66,000      MTN, 4.24%, 10/11/01                                       66,117
   70,000      MTN, FRN, 3.73%, 09/04/01                                  69,993
   75,000      MTN, FRN, 3.81%, 09/19/01                                  75,000
   70,000      MTN, FRN, 3.91%, 09/11/01                                  70,033
             Morgan Stanley Dean Witter & Co.,
  260,000      FRN, 3.70%, 09/17/01                                      260,000
  250,000      FRN, 3.70%, 09/04/01                                      250,000
   58,000      FRN, 4.06%, 09/18/01                                       58,050
   64,050      MTN, 3.83%, 10/30/01                                       64,099
   50,000      MTN, FRN, 3.94%, 09/14/01                                  50,004
             Salomon Smith Barney Holdings, Inc.,
   43,100      MTN, FRN, #, 3.99%, 10/23/01                               43,234
   25,300      MTN, FRN, #, 4.01%, 10/02/01                               25,335
  330,000    Wells Fargo & Co., MTN, FRN, 3.63%, 09/14/01                330,000
                                                                    ------------
                                                                       2,575,169


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
    Money Market Instruments -- Continued

             Insurance -- 0.5%
 $100,000    Jackson National Life Insurance Co., FRN, #,
               3.82%, 10/18/01                                      $    100,000
   50,000    Prudential Funding Corp., FRN, #, 3.94%,
               09/19/01                                                   50,028
                                                                    ------------
                                                                         150,028

             Telecommunications -- 1.2%
  250,000    BellSouth Telecommunications, Inc., FRN, 3.97%,
               09/04/01                                                  250,000
  100,000    SBC Communications, Inc., 4.25%, 06/05/02                   100,000
                                                                    ------------
                                                                         350,000
                                                                    ------------
             Total Corporate Notes & Bonds                             7,395,754
             (Cost $7,395,754)
                                                                    ------------
             Residential Mortgage Backed Securities -- 0.8%

             Collateralized Mortgage Obligations -- 0.8%
             Merrill Lynch Mortgage Investors, Inc.,
  181,846      Ser. 2000-WM2, Class A1, FRN, 3.61%, 09/27/01             181,846
   51,468      Ser. 2000-WM2, Class A2, 6.68%, 11/27/01                   51,468
                                                                    ------------
             Total Residential Mortgage Backed Securities                233,314
             (Cost $233,314)
                                                                    ------------
             Asset Backed Securities -- 0.6%
  114,832    Jupiter Securitization Corp., DN, 3.61%, 09/13/01           114,694
   50,000    Windmill Funding Corp., DN, 3.60%, 09/11/01                  49,950
                                                                    ------------
             Total Asset Backed Securities                               164,644
             (Cost $164,644)
                                                                    ------------
             Funding Agreements/GIC - 6.4%

   50,000    AIG Funding, Inc., FRN, 3.82%, 09/30/01                      50,000
   25,000    First Allmerica Financial Life Insurance Co., FRN,
               3.82%, 09/07/01                                            25,000
  250,000    G.E. Financial Assurance, FRN, 4.07%, 03/01/02              250,000
             Jackson National Life Insurance Co.,
  100,000      3.88%, 09/24/01                                           100,000
   80,000      3.92%, 09/04/01                                            80,000
  300,000    MetLife Funding, Inc., FRN, #, 4.08%, 09/04/01              300,000
  275,000    Security Life of Denver Insurance Co., FRN,
               3.64%, 11/27/01                                           275,000
  330,000    Transamerica Life Insurance & Annuity Co., FRN,
               3.9%, 09/13/01                                            330,000
  330,000    Transamerica Occidental Life Insurance Co., FRN,
               3.87%, 09/13/01                                           330,000
   50,000    Travelers Insurance Co., FRN, 3.78%, 10/24/01                50,000
   50,000    United of Omaha Life Insurance Co., FRN, 3.85%,
               09/04/01                                                   50,000
                                                                    ------------
             Total Funding Agreements/GIC                              1,840,000
             (Cost $1,840,000)
                                                                    ------------


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
     Money Market Instruments -- Continued

             Commercial Paper -- 39.5%

             Asset Backed Securities -- 24.0%
$  25,000    Alpine Securitization Corp., 3.53%, 10/05/01           $     24,917
             Amstel Funding Corp.,
   50,000      3.61%, 09/12/01                                            49,945
   97,106      3.66%, 10/12/01                                            96,701
   28,265      3.70%, 09/20/01                                            28,210
   91,914      3.70%, 10/02/01                                            91,621
             Amsterdam Funding Corp.,
  100,000      3.58%, 09/18/01                                            99,831
   13,500      3.63%, 09/05/01                                            13,495
   75,000      DN, 3.53%, 11/06/01                                        74,515
             Atlantis One Funding Corp.,
  312,000      3.56%, 01/14/02                                           307,834
   49,996      3.65%, 10/15/01                                            49,773
  115,000      3.66%, 12/20/01                                           113,714
             Barton Capital Corp.,
   99,486      3.52%, 09/20/01                                            99,301
  112,716      3.60%, 09/04/01                                           112,682
   31,168      3.62%, 09/04/01                                            31,159
   40,000      3.67%, 09/07/01                                            39,976
             Bavaria Universal Funding Co.,
   43,281      3.60%, 09/13/01                                            43,229
   50,000      3.62%, 09/10/01                                            49,955
  100,000      3.67%, 10/15/01                                            99,551
             Beta Finance Corp., Inc., (Channel Islands),
   20,500      4.44%, 10/05/01                                            20,414
   47,500      4.46%, 09/28/01                                            47,341
   50,000    Bills Securitization (Germany), 3.58%, 10/30/01              49,707
   65,000    Blue Ridge Asset Funding Corp., 3.58%, 09/17/01              64,897
             CC USA, Inc. (Centauri Corp.),
   41,000      3.68%, 10/09/01                                            40,841
   11,000      4.44%, 10/05/01                                            10,954
             Centric Capital Corp.,
  100,000      3.58%, 09/13/01                                            99,881
   34,800      3.68%, 09/04/01                                            34,789
             Compass Securitization LLC,
   24,200      3.60%, 09/12/01                                            24,173
  108,695      3.61%, 09/12/01                                           108,575
   40,000      DN, 3.63%, 09/06/01                                        39,980
   47,065      DN, 3.65%, 09/07/01                                        47,036
             Corporate Receivables Corp.,
   75,000      3.65%, 10/03/01                                            74,757
   60,000      3.68%, 09/06/01                                            59,969
   50,000    Dakota Certificate Program (Citibank Credit Card
               Master Trust I), 3.60%, 09/10/01                           49,955
             Edison Asset Securitization LLC,
  150,000      3.53%, 10/10/01                                           149,426
   36,743      3.61%, 09/05/01                                            36,728
  678,500      3.69%, 09/04/01                                           678,290


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
$  26,225    Falcon Asset Securitization Corp., 3.68%,
               09/07/01                                             $     26,209
  143,950    Four Winds Funding Corp., 3.67%, 09/10/01                   143,818
             Galaxy Funding, Inc.,
  100,000      3.51%, 09/24/01                                            99,776
  200,000      3.66%, 10/15/01                                           199,105
             Giro Multi-Funding Corp.,
  125,000      3.56%, 09/20/01                                           124,765
   12,008      3.60%, 09/12/01                                            11,995
   10,315      3.60%, 09/14/01                                            10,302
             Grand Funding Corp.,
   55,000      3.58%, 09/19/01                                            54,902
   52,002      3.64%, 09/06/01                                            51,976
  120,000    Greyhawk Funding LLC, 3.68%, 09/07/01                       119,926
   98,952    Jupiter Securitization Corp., 3.63%, 09/14/01                98,822
             K2 (USA) LLC,
   62,500      3.57%, 01/24/02                                            61,601
   38,000      3.58%, 01/15/02                                            37,486
   41,459      4.43%, 10/09/01                                            41,265
   59,500      4.43%, 10/10/01                                            59,214
             Liberty Street Funding,
   35,000      3.54%, 09/18/01                                            34,941
   35,000      3.60%, 09/12/01                                            34,962
   25,086      DN, 3.62%, 09/10/01                                        25,063
  100,000    Liberty Street Funding Corp., 3.52%, 09/25/01                99,765
   15,100    Links Finance LLC, 3.66%, 10/09/01                           15,042
   45,000    Market Street Funding, 3.62%, 09/10/01                       44,959
             Mont Blanc Capital Corp.,
   40,000      3.63%, 09/13/01                                            39,952
   40,000      DN, 3.58%, 09/18/01                                        39,932
  120,000    Monte Rosa Capital Corp., 3.69%, 09/04/01                   119,963
  100,000    New Castle Certificate Program (Discover Card
             Master Trust I), 3.52%, 09/26/01                             99,756
             Old Line Funding Corp.,
   30,095      3.63%, 09/10/01                                            30,068
   51,290      3.68%, 09/07/01                                            51,259
             Parthenon Receivables Funding LLC,
   25,156      3.58%, 01/25/02                                            24,791
   20,158      3.61%, 09/10/01                                            20,140
   45,000    Pennine Funding LLC, 3.58%, 09/18/01                         44,924
   25,701    Pooled Accounts Receivable Capital Corp., 3.67%,
               09/07/01                                                   25,685
             Preferred Rec Funding (PREFCO),
   88,703      3.53%, 09/25/01                                            88,494
   75,000      3.54%, 10/05/01                                            74,749
  190,000    Prudential Funding Corp., DN, 3.55%, 01/22/02               187,321
   74,000    Quincy Capital Corp., 3.63%, 09/07/01                        73,955
   59,530    Receivables Capital Corp., 3.51%, 09/21/01                   59,414


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Money Market Instruments -- Continued
             Asset Backed Securities -- Continued
             Sheffield Receivables Corp.,
 $ 80,730      3.46%, 10/26/01                                      $     80,303
  192,760      3.53%, 09/07/01                                           192,646
   72,900      3.60%, 09/06/01                                            72,864
   22,745      3.60%, 09/12/01                                            22,720
   86,712      3.63%, 09/07/01                                            86,659
   14,850      3.68%, 09/05/01                                            14,844
   24,500    Silver Tower U.S. Funding LLC, 3.56%, 10/26/01               24,367
             Special Purpose Accounts Receivable Cooperative
               Corp.,
   25,000      3.63%, 09/07/01                                            24,985
  100,000      FRN, 3.69%, 09/09/01                                      100,000
  150,000      FRN, 3.83%, 09/25/01                                      150,000
  114,050    Surrey Funding Corp., 3.62%, 09/11/01                       113,935
   55,077    Thames Asset Global Securitization (TAGS), 3.70%,
               10/09/01                                                   54,862
             Trident Capital Finance, Inc.,
  123,195      3.60%, 09/11/01                                           123,072
  100,000      3.67%, 10/04/01                                            99,664
             Tulip Funding Corp.,
  187,513      3.61%, 09/10/01                                           187,344
   33,935      3.61%, 09/12/01                                            33,898
   94,780      3.61%, 09/13/01                                            94,666
   35,074    Variable Funding Capital Corp., 3.61%, 09/10/01              35,042
             Windmill Funding Corp.,
   25,000      3.53%, 11/08/01                                            24,833
   14,944      3.60%, 09/13/01                                            14,926
                                                                    ------------
                                                                       6,992,049

             Banking -- 4.1%
   50,000    Abbey National North American Corp., 3.62%,
               01/16/02                                                   49,311
   50,000    Banque Generale du Luxembourg SA
               (Luxembourg), 4.46%, 09/24/01                              49,858
             Citibank,
   80,400      3.60%, 09/14/01                                            80,295
   97,000      3.69%, 11/07/01                                            96,334
  100,000    Commerzbank International, Europe (Germany),
               4.57%, 09/28/01                                            99,657
  100,000    Commerzbank U.S. Finance, Inc., 4.34%,10/11/01               99,518
             Credit Suisse First Boston, (Switzerland),
   50,000      3.66%, 01/16/02                                            49,304
  200,000      4.56%, 09/27/01                                           200,000
   50,000    Den Norske Bank, 3.71%, 12/14/01                             49,464
  100,000    Depfa Deutsche Pfandbrief Bank AG, 3.74%,
               12/13/01                                                   98,930
   19,183    Enterprise Funding Corp., 3.68%, 09/05/01                    19,175
             Fortis Funding Corp., (Netherlands),
   50,000      3.65%, 10/09/01                                            49,807
   20,000      3.67%, 10/01/01                                            19,939
   15,000      4.44%, 10/01/01                                            14,944


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Money Market Instruments -- Continued
             Banking -- Continued
             Govco, Inc.,
$  12,500      3.55%, 10/24/01                                      $     12,435
   30,000      3.63%, 09/05/01                                            29,988
             Svenska Handelsbanken, Inc. (Sweden),
   37,620      3.63%, 12/04/01                                            37,263
   25,000      4.44%, 09/28/01                                            24,917
   10,000      4.50%, 09/07/01                                             9,993
  100,000    UBS Finance LLC (Delaware), 4.34%, 10/11/01                  99,518
                                                                    ------------
                                                                       1,190,650

             Diversified -- 4.0%
             General Electric Capital Corp.,
  100,000      3.55%, 01/28/02                                            98,531
  400,000      3.55%, 01/31/02                                           394,005
  275,000      3.55%, 02/05/02                                           270,742
  100,000      3.62%, 12/12/01                                            98,974
  100,000      3.63%, 01/22/02                                            98,558
  144,832      3.68%, 09/04/01                                           144,788
   75,000      4.35%, 10/02/01                                            74,719
                                                                    ------------
                                                                       1,180,317

             Electronics/Electrical Equipment -- 0.7%
             ABB Treasury Centre (USA), Inc.,
  120,000      3.55%, 12/27/01                                           118,615
  100,000      4.43%, 10/05/01                                            99,582
                                                                    ------------
                                                                         218,197

             Financial Services -- 6.0%
  189,000    Aspen Funding Corp., 3.64%, 01/22/02                        186,267
   50,000    Associates Corp. of North America, 3.67%,
               09/07/01                                                   49,969
   50,000    BCI Funding Corp., 4.46%, 10/05/01                           49,789
             Citicorp,
  200,000      3.62%, 09/12/01                                           199,779
  225,000      3.62%, 09/13/01                                           224,729
  100,000      3.62%, 09/14/01                                            99,869
   50,000    CXC, Inc., 3.65%, 10/02/01                                   49,843
             Fairway Finance Corp.,
   70,000      3.52%, 10/10/01                                            69,733
   35,000      3.58%, 09/14/01                                            34,955
  200,000    Goldman Sachs Group, Inc., 3.62%, 01/18/02                  197,205
   79,500    Kitty Hawk Funding Corp., 4.49%, 09/20/01                    79,312
             Nationwide Building Society (United Kingdom),
   75,000      4.37%, 10/05/01                                            74,690
   25,000      4.38%, 10/09/01                                            24,884
  200,000    Nordea North America (Sweden), 4.44%, 09/27/01              199,359
   25,000    Nordea North America (Denmark), 4.52%, 10/02/01              24,903
   40,000    San Paolo U.S. Financial Co., 4.47%, 10/05/01                39,831
   17,059    Swiss Re Financial Products Corp. (Switzerland),
               3.67%, 10/03/01                                            17,003


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Money Market Instruments -- Continued
             Financial Services -- Continued
 $ 37,849    Triple-A One Funding Corp., DN, 3.58%, 09/07/01        $     37,826
   75,000    Unicredit Delaware, Inc., 4.49%, 09/26/01                    74,766
                                                                    ------------
                                                                       1,734,712

             Telecommunications -- 0.7%
  210,000    Verizon Global Funding, Inc., 3.74%, 09/20/01               209,916
                                                                    ------------
             Total Commercial Paper                                   11,525,841
             (Cost $11,525,841)
                                                                    ------------
             Certificates of Deposit-- 17.2%

  315,000    Banca Intesa SPA (Italy), 4.43%, 10/11/01                   315,000
             Barclays Bank PLC (United Kingdom), (Yankee),
  441,000      3.54%, 09/04/01                                           440,890
  260,000      Floating Rate, 3.82%, 09/12/01                            259,979
  210,000      Floating Rate, 3.84%, 09/24/01                            209,993
  720,000    Bayer Hypo-und Vereinsbank AG (Germany),
               (Yankee), FRN, 3.54%, 09/04/01                            719,807
  150,000    Bayerische Landesbank Girozentrale (Germany),
               (Yankee), 5.22%, 02/20/02                                 149,980
             Citibank NA Nassau Branch,
   60,000      3.65%, 01/22/02                                            60,007
   33,000      3.65%, 01/22/02                                            33,004
   25,000    Citibank, N.A., 3.62%, 10/30/01                              25,000
  141,000    Credit Agricole Indosuez SA (France), (Yankee),
               5.23%, 02/20/02                                           140,987
  350,000    Dexia Delaware LLC, FRN, 3.54%, 09/04/01                    349,900
  180,000    Firstar Bank NA, 4.51%, 09/24/01                            180,000
  175,000    HSBC Bank PLC (United Kingdom), (Yankee),
               4.45%, 01/10/02                                           175,000
             IntesaBci SpA (Italy)
  155,000      3.76%, 12/18/01                                           155,000
  300,000      3.79%, 12/17/01                                           300,000
  150,000    Landesbank Hessen-Thuringen Girozentrale
               (Germany), (Yankee), 3.71%, 01/18/02                      150,000
  150,000    Marine Midland, 4.51%, 10/09/01                             150,000
  200,000    Natexis Banques Populaires (France), (Yankee),
               3.45%, 02/28/02                                           200,000
   50,000      3.76%, 12/17/01                                            50,000
  150,000      4.57%, 09/27/01                                           150,000
  100,000      4.61%, 09/28/01                                           100,000
   25,000    Svenska Handelsbanken, Inc. (Sweden), 4.10%,
               04/05/02                                                   24,977
  600,000    UBS Finance, Inc., 3.62%, 01/17/02                          591,673
  100,000    Westdeutsche Landesbank Girozentrale
               (Germany), (Yankee), 6.66%, 11/16/01                      100,001
                                                                    ------------
             Total Certificates of Deposit                             5,031,198
             (Cost $5,031,198)
                                                                    ------------


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Money Market Instruments -- Continued
             Time Deposits -- 5.0%
$  75,000    Caja De Madrid Bank (Spain), 6.67%, 11/19/01           $     75,000
  573,236    Keybank, 3.72%, 09/04/01                                    573,236
  150,000    Landesbank Schleswig Holstein (Germany), 3.77%,
               1/18/01                                                   150,000
  265,000    Morgan Stanley Dean Witter & Co., 3.68%,
               09/04/01                                                  265,000
  300,000    Regions Bank, 3.69%, 09/04/01                               300,000
  100,000    Swedbank (Sweden), (Yankee), 3.70%, 12/19/01                100,000
                                                                    ------------
             Total Time Deposits                                       1,463,236
             (Cost $1,463,236)
                                                                    ------------
             Repurchase Agreements-- 1.3%

  200,000    ABN AMRO Bank N.V. (Netherlands), 3.72%,
               dated 08/31/01, due 09/04/01, repurchase price
               $200,083, collateralized
               by U.S. Government Securities                             200,000
    4,155    Deutsche Bank Securities, 3.66%, dated 08/31/01,
               due 09/04/01, repurchase price $4,157,
               collateralized by U.S. Government Securities                4,155
  175,000    Lehman Brothers, 3.68%, dated 08/31/01,
               due 09/04/01, repurchase price $175,072,
               collateralized by U.S. Government Securities              175,000
                                                                    ------------
             Total Repurchase Agreements                                 379,155
             (Cost $379,155)
                                                                    ------------
             Total Investments-- 100.0%                             $ 29,178,683
             (Cost $29,178,683)*
                                                                    ------------


                       See notes to financial statements.

JPMorgan TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- 100%
             State and Municipal Obligations -- 100.0%
             Alabama -- 1.2%
  $ 1,000    Alabama State, Special Care Facilities Financing
               Authority, Montgomery Hospital, Rev., FRDO, FGIC,
               2.00%, 09/04/01                                      $      1,000
    2,600    Birmingham, Alabama, Airport Authority, Municipal
               Securities Trust Receipts, Ser. SGA-47, Rev., FRDO,
               MBIA, 2.10%, 09/05/01                                       2,600
    3,200    Mcintosh, Alabama, Industrial Development Board,
               Environmental Improvement, Rev., FRDO, 2.50%,
               09/05/01                                                    3,200
    2,400    Mobile, Alabama, Special Care Facilities Financing
               Authority, Ascension Health Credit, Ser. B, Rev.,
               FRDO, 2.25%, 09/05/01                                       2,400
    3,000    Mobile, Alabama, Special Care Financing Authority,
               Infirmary Health Systems, Inc., Ser. A, Rev.,
               FRDO, 2.05%, 09/04/01                                       3,000
    7,400    Stevenson, Alabama, Industrial Development Board,
               Environmental Improvement, The Mead Corp.
               Project, Ser. C, Rev., FRDO, 2.60%, 09/05/01                7,400
   1,500     Stevenson, Alabama, Industrial Development Board,
               Environmental Improvement, Mead Corp. Project,
               Rev., FRDO, 2.60%, 09/05/01                                 1,500
    1,900    University of Alabama, Hospital, Ser. B, Rev.,
               FRDO, 2.00%, 09/05/01                                       1,900
                                                                    ------------
                                                                          23,000

             Alaska -- 2.0%
    7,875    Alaska State, Housing Finance Corp., Floating Rate
               Trusts Receipts, Ser. N-13, Regulation D, Rev.,
               FRDO, 2.10%, 06/21/02                                       7,875
    7,835    Alaska State, Housing Finance Corp., FLOATS,
               Ser. L-20, Regulation D, FRDO, 2.05%, 09/05/01              7,866
    2,850    Alaska State, Housing Finance Corp., FLOATS,
               Ser. L-25, Regulation D, Rev., FRDO, 2.05%, 09/04/01        2,850
    6,600    Alaska State, Housing Finance Corp., FLOATS,
               Ser. PT-464, Rev., FRDO, 2.08%, 09/06/01                    6,600
    2,735    Anchorage, Alaska, FLOATS, Ser. PA-705, GO,
               FRDO, FGIC, 2.13%, 09/06/01                                 2,735
    4,800    Valdez, Alaska, Marine Term, Exxon Pipeline
               Company Project, Ser.B, Rev., FRN, 2.50%, 09/04/01          4,800
    1,700    Valdez, Alaska, Marine Terminal, Exxon Mobile
               Project, Rev., FRDO, 2.50%, 09/04/01                        1,700
      500    Valdez, Alaska, Marine Terminal, Exxon Pipeline
               Company Project, Ser. A, Rev., FRDO, 2.50%,
               09/04/01                                                      500
    5,000    Valdez, Alaska, Marine Terminal, Ser. A-28,
               Regulation D, FRDO, 2.10%, 09/05/01                         5,000
                                                                    ------------
                                                                          39,926


                                            See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities --  Continued
             Arizona -- 0.4%
 $  3,200    Salt River, Arizona, Agricultural Improvement &
               Power District, Electric Systems, Salt River
               Project, Ser. B, Rev., 4.65%, 01/02/02               $      3,211
      500    Tempe, Arizona, Excise Tax, Rev., FRDO, 2.50%,
               09/04/01                                                      500
    5,300    University of Arizona, Main Campus & Research,
               Ser. A, Rev., COP, FRDO, AMBAC, 2.00%, 09/05/01             5,300
                                                                    ------------
                                                                           9,011

             Arkansas -- 0.3%
    5,500    Columbia County, Arkansas, Solid Waste Disposal,
               Albemarle Corp. Project, Rev., FRDO, 2.25%,
               09/06/01                                                    5,500
             California -- 2.7%
    7,200    Anaheim, California, Housing Authority, Multi-Family
               Housing, Fountains of Anaheim Hills, Ser. A, Rev.,
               FRDO, 4.95%, 08/20/02                                       7,268
   15,000    California Higher Education Loan Authority, Student
               Loan Revenue, Ser. C, Rev., FRDO, 2.88%, 06/01/02          15,000
   18,500    California Housing Finance Agency, Home
               Mortgage, Ser. I, Rev., 2.95%, 06/14/02                    18,500
    9,000    California State, Department of Water Resources,
               Center Valley Project, Floating Rate Trust Receipts,
               Ser. K-1, Regulation D, Rev., FRDO, 1.90%, 09/05/01         9,000
    1,600    California State, Department of Water Resources,
               Ser. L-8, Reg. D, Rev. FRDO, FSA, 1.80%, 09/05/01           1,600
      300    California State, Economic Development Financing
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 2.00%, 09/05/01                          300
      100    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 87-8, FRDO, 2.35%, 09/04/01           100
      400    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 89-10, Special Assessment,
               FRDO, 2.35%, 09/04/01                                         400
      900    Los Angeles, California, Regional Airports
               Improvement Corp., Los Angeles International
               Airport Terminal Facility, Lax Two Corp., Rev.,
               FRDO, 2.55%, 09/04/01                                         900
    1,600    Orange County, California, Apartment
               Development, Pointe Niguel Project, Ser. C, Rev.,
               FRDO, 1.85%, 09/06/01                                       1,600
                                                                    ------------
                                                                          54,668

             Colorado -- 2.3%
    1,000    Arapahoe County, Colorado, Capital Improvement
               Trust, Federal Highway, FLOATS, Ser. PT-437, Rev.,
               ^, FRDO, 2.13%, 09/06/01                                    1,004
    2,850    Arvada, Colorado, Rev., FRDO, 2.85%, 11/01/20                 2,850
    4,995    Colorado Department of Transportation, FLOATS,
               Ser. PA-832, Rev., FRDO, MBIA, 2.08%, 09/04/01              4,996


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Colorado -- Continued
  $ 1,600    Colorado Housing & Finance Authority, Multi-Family
               Housing, Diamond Project, Rev., FRDO, 2.00%,
               09/06/01                                             $      1,600
    5,200    Colorado Springs, Colorado, Utilities, Municipal
               Securities Trust Receipts, Ser. SGA-88, Rev., FRDO,
               2.60%, 09/04/01                                             5,200
    2,500    Colorado Student Obligation Bond Authority,
               Student Loan, Senior Lien, Ser. A-3, Rev., FRDO,
               2.10%, 09/05/01                                             2,500
    3,400    Denver, Colorado, City & County Airport, Floating
               Rate Certificates, Ser. L-27, Regulation D, Rev.,
               FRDO, 2.10%, 09/05/01                                       3,400
    5,000    Denver, Colorado, City & County Airport, Floating
               Rate Certificates, Ser. N-12, Regulation D, Rev.,
               FRDO, FGIC, 2.10%, 09/06/01                                 5,000
   10,000    Douglas County, Colorado, Multi-Family Housing,
               Autumn Chase Project, Rev., FRDO, 2.00%, 09/04/01          10,000
   10,080    Jefferson County, Colorado, School District
               No. R-001, TRAN, 3.50%, 06/28/02                           10,080
                                                                    ------------
                                                                          46,630

             Connecticut -- 0.9%
    2,465    Connecticut State, Health & Educational Facilities
               Authority, Lawrence and Memorial Hospital, Ser. C,
               Rev., ^, MBIA, 6.25%, 07/01/02                              2,584
   10,000    Naugatuck, Connecticut, TAN, GO, 3.25%,
               01/16/02                                                   10,020
    4,500    Waterbury, Connecticut, Floating Rate Receipts,
               Ser. L-13, Regulation D, GO, FRDO, 1.95%, 09/05/01          4,500
                                                                    ------------
                                                                          17,104

             District of Columbia -- 4.4%
    7,500    District of Columbia Enterprise Zone, Rev., FRDO,
               2.15%, 09/06/01                                             7,500
    1,920    District of Columbia Housing Finance Agency,
               Ser. L-1, Regulation D, Rev., FRDO, 2.10%, 09/05/01         1,920
    2,535    District of Columbia National Children's Center Inc.,
               FRDO, 2.10%, 09/06/01                                       2,535
   14,500    Eagle Tax Exempt Trust, Weekly Option Mode,
               District of Columbia, Water & Sewer, Ser. 3, Class 7,
               Rev., #, FRDO, 2.11%, 09/06/01                             14,500
    6,155    Eagle Tax Exempt Trust, Weekly Option Mode,
               District of Columbia, Water & Sewer, Ser. 98-5202, #,
               FRDO, 2.11%, 09/06/01                                       6,155
   19,000    Metropolitan Washington, 2.50%, 11/06/01                     19,000
   11,000    Metropolitan Washington Airport, 2.60%, 09/26/01             11,000
    6,500    Metropolitan Washington Airport, 2.60%, 10/23/01              6,500
    5,000    Metropolitan Washington Airport, 2.70%, 10/09/01              5,000
    2,100    Metropolitan Washington Airport, 2.80%, 10/01/01              2,100
    2,450    Metropolitan Washington Airport Authority, Ser. L-4,
               Rev., FRDO, MBIA, 2.10%, 10/01/01                           2,450
   10,000    Metropolitan Washington Airport, Rev., 2.45%,
               09/05/01                                                   10,000
                                                                    ------------
                                                                          88,660


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Florida -- 5.1%
    $ 400    Alachua County, Florida, Health Facilities Authority,
               Shands Teaching Hospital, Ser. B, Rev., FRDO,
               2.05%, 09/04/01                                      $        400
   20,225    Broward County, Florida, School District, GO, TAN,
               5.00%, 09/11/01                                            20,237
    1,150    Collier County, Florida, Health Facilities Authority,
               The Moorings Inc. Project, Rev., FRDO, 2.05%,
               09/05/01                                                    1,150
    2,645    Dade County, Florida, Housing Finance Authority,
               Multi-Family Housing, Kendall Court Apartments,
               Rev., FRDO, 2.15%, 09/06/01                                 2,645
    1,970    Dade County, Florida, Housing Finance Authority,
               Multi-Family Housing, Star Creek Apartments, Rev.,
               FRDO, 2.15%, 09/06/01                                       1,970
    1,275    Dade County, Florida, Housing Finance Authority,
               Single Family Housing, FLOATS, Ser. PT-344, Rev.,
               FRDO, 2.18%, 09/04/01                                       1,282
    5,700    Escambia County, Florida, Housing Finance
               Authority, Single Family Housing, FLOATS,
               Ser. PT-1228, Rev., FRDO, 2.13%, 09/06/01                   5,705
    5,275    Florida Housing Finance Agency, Multi-Family
               Housing, Banyon, Ser. L, Rev., FRDO, 1.95%, 09/05/01        5,275
   12,500    Florida Local Government Finance Commission,
               2.70%, 10/17/01                                            12,500
    5,920    Florida State, Board of Education, Lottery Revenue,
               FLOATS, Ser. PA-887-R, Rev., FRDO, FGIC,
               2.08%, 09/07/01                                             5,920
    4,790    Gulf Breeze, Florida, Local Government Loan
               Program, Ser. B, Rev., FRDO, 2.05%, 09/06/01                4,790
    3,000    Hillsborough County, Florida, 2.90%, 10/10/01                 3,000
    3,705    Jacksonville, Florida, Electric Authority, Municipal
               Securities Trust Receipts, Ser. SGA-17, Rev., FRDO,
               2.10%, 09/05/01                                             3,705
    1,000    Jacksonville, Florida, Health Facilities Authority,
               River Garden Project, Rev., FRDO, 2.15%, 9/06/01            1,000
    5,500    Miami-Dade County, Florida, School District Tax,
               Rev., TAN, 3.50%, 06/27/02                                  5,535
    9,990    Municipal Securities Trust Certificates,
               Ser. 2000-9007, Class A, Rev., FRDO, 2.17%, 09/05/02        9,990
    3,100    Orange County, Florida, Housing Finance Authority,
               Homeowner Rev., Ser. N-6, Regulation D, FRDO,
               2.05%, 09/06/01                                             3,100
    4,900    Orange County, Florida, Housing Finance Authority,
               Multi-Family Housing, Regal Pointe Apartments,
               Rev., FRDO, 1.95%, 09/05/01                                 4,900
      400    Tampa, Florida, Sports Authority, Municipal
               Securities Trust Receipts, Ser. SGA-61, Rev., FRDO,
               2.60%, 09/04/01                                               400
    4,400    The University of North Florida Foundation Inc.,
               Parking System, Rev., FRDO, 2.00%, 09/06/01                 4,400


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities -- Continued
             Florida -- Continued
  $ 3,600    West Orange, Florida, Healthcare District, Ser. B,
               Rev., FRDO, 2.05%, 09/06/01                          $      3,600
                                                                    ------------
                                                                         101,504

             Georgia-- 3.3%
    6,300    Atlanta, Georgia, Urban Residential Finance
               Authority, Multi-Family Housing, The Park at
               Lakewood, Rev., FRDO, 2.20%, 09/06/01                       6,300
      960    Bibb County, Georgia, Class A Certificates, Ser. C,
               FRDO, 2.13%, 09/06/01                                         960
      200    Burke County, Georgia, Development Authority,
               PCR, Georgia Power Co., Plant Vogtle, 4th Ser.,
               Rev., FRDO, 2.50%, 09/05/01                                   200
    7,160    Clayton County, Georgia, Housing Authority,
               Multi-Family Housing, Chateau Forest Apartments,
               Ser. E, Rev., FRDO, 1.95%, 09/05/01                         7,160
   12,850    De Kalb County, Georgia, Housing Authority, Multi-
               Family Housing, Robins Landing Project, Rev.,
               FRDO, 2.10%, 09/06/01                                      12,850
    1,000    Fulton County, Georgia, Development Authority,
               Arthritis Foundation Inc. Project, Rev., FRDO,
               2.10%, 09/05/01                                             1,000
    1,925    Fulton County, Georgia, Development Authority,
               Morehouse College Project, Rev., FRDO, 2.10%,
               09/05/01                                                    1,925
    3,661    Georgia Municipal Association Pooled Bond, COP,
               FRDO, MBIA, 1.95%, 09/06/01                                 3,661
    3,500    Georgia Municipal Electric Authority, Ser. CC, Rev.,
               MBIA, IBC, 4.50%, 01/01/02                                  3,516
    4,355    Metropolitan Atlanta, Georgia, Rapid Transportation
               Authority, Sales Tax, Ser. M, Rev., AMBAC, 6.15%,
               07/03/02                                                    4,439
    3,900    Municipal Electric Authority of Georgia, General
               Resolution Projects, Sub Ser. B, Rev., FRDO, MBIA,
               2.00%, 09/05/01                                             3,900
    1,000    Municipal Electric Authority of Georgia, Project One,
               Ser. B, Rev., FRDO, 2.05%, 09/05/01                         1,000
   15,000    Northeast Georgia, Health Systems Inc., Hospital
               Authority of Hall County & The City of Gainesville,
               Ser. 2001-A, BAN, 4.00%, 02/01/02                          15,000
    3,000    Richmond County, Georgia, Board of Education, GO,
               4.50%, 09/04/01                                             3,000
                                                                    ------------
                                                                          64,911

             Hawaii -- 1.5%
    6,500    Hawaii State, Airport System, 3rd Ser., Rev., ^,
               AMBAC, 5.50%, 07/03/02                                      6,633
    1,445    Hawaii State, Housing Finance & Development
               Corp., Single Family Mortgage, FLOATS,
               Ser. PA-73A, Rev., FRDO, 2.18%, 09/06/01                    1,455
    5,605    Honolulu, Hawaii, City & County, Ser. A, GO, ^,
               6.30%, 03/01/02                                             5,863


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities -- Continued
             Hawaii -- Continued
  $ 1,000    Honolulu, Hawaii, City & County, Ser. A, GO,
               FRDO, 1.95%, 09/05/01                                $      1,000
   14,050    Honolulu, Hawaii, GO, 2.60%, 09/06/01                        14,050
                                                                    ------------
                                                                          29,001

             Idaho -- 0.9%
   10,500    IDAHO HOUSING & FINANCE ASSOCIATION, SINGLE
               FAMILY MORTGAGE, SER. C, CLASS 1, REV., FRDO,
               2.05%, 09/06/01                                            10,500
    3,750    Idaho Housing & Finance Association, Single Family
               Housing, Ser. F-1, Class 1, Rev., FRDO, 2.05%,
               09/05/01                                                    3,750
    3,000    Idaho State, GO, TAN, 3.75%, 06/28/02                         3,028
                                                                    ------------
                                                                          17,278

             Illinois -- 8.0%
    4,400    Chicago, Illinois, Equipment Notes, GO, FRDO,
               4.38%, 09/17/01                                             4,400
    6,700    Chicago, Illinois, O'Hare International Airport,
               Second Lien, Ser. B, Rev., FRDO, 1.95%, 09/04/01            6,700
   14,500    Chicago, Illinois, O'Hare International Airport, Ser.
               A, Rev., FRDO, 1.95%, 09/05/01                             14,500
   10,600    Chicago, Illinois, O'Hare International Airport,
               Special Facilities, Ser. A, Rev., FRDO, 2.60%,
               09/05/01                                                   10,600
    9,995    Chicago, Illinois, Single Family Mortgage, FLOATS,
               Ser. PT-555, Rev., FRDO, 2.13%, 09/06/01                    9,995
    4,785    Cook County, Illinois, GO, ^, AMBAC, 6.60%,
               11/01/01                                                    4,906
    3,000    Cook County, Illinois, GO, ^, AMBAC, 6.75%,
               11/01/01                                                    3,076
    9,430    Cook County, Illinois, GO, ^, AMBAC, 6.75%,
               11/01/01                                                    9,679
    3,885    Cook County, Illinois, Municipal Trust Receipts,
               Ser. SG-7, FRDO, 2.13%, 09/06/01                            3,885
    3,555    Franklin Park, Illinois, Cook County, Municipal
               Securities Trust Receipts, Ser. SGB-14, GO, AMBAC,
               2.11%, 09/06/01                                             3,555
    1,300    Illinois Development Finance Authority, Residential
               Rental, Rev., FRDO, 2.15%, 09/05/01                         1,300
    1,685    Illinois Development Finance Authority, Toughy LTD
               Partnership Project, Rev., FRDO, 2.13%, 09/05/01            1,685
    4,800    Illinois Health Facilities Authority, Carle Foundation,
               Rev., FRDO, 2.00%, 09/05/01                                 4,800
    3,800    Illinois Health Facilities Authority, Swedish
               Covenant Hospital Project, Ser. A, Rev., FRDO,
               AMBAC, 2.10%, 09/05/01                                      3,800
    4,050    Illinois Housing Development Authority, Floating
               Trust Receipts, Ser. L-19, Regulation D, Rev., FRDO,
               2.10%, 09/05/01                                             4,050


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Illinois -- Continued
  $ 7,600    Illinois Housing Development Authority, Multi-Family
               Housing, Camelot, Rev., FRDO, 2.07%, 09/06/01        $      7,600
    2,985    Illinois Housing Development Authority, Multi-Family
               Housing, Lakeshore Plaza, Ser. A, Rev., FRDO,
               2.00%, 09/05/01                                             2,985
    3,600    Illinois State, Development Finance Authority,
               American Youth Hostels Project, Rev., FRDO,
               2.10%, 09/06/01                                             3,600
    3,005    Illinois State, Development Finance Authority, IDR,
               CFC International Inc. Project, Rev., FRDO, 2.13%,
               09/06/01                                                    3,005
   12,000    Illinois State, Health Facilities, 2.35%, 10/01/01           12,000
    1,075    Illinois State, Municipal Securities Trust Receipts,
               Ser. SGA-103, GO, FRDO, 2.60%, 09/04/01                     1,075
    3,900    Illinois State, Toll Highway Authority, Ser. B, Rev.,
               FRDO, MBIA, 2.00%, 09/05/01                                 3,900
    2,570    Lake County, Illinois, IDR, A.L. Hansen
               Manufacturing Project, Rev., FRDO, 2.10%,
               09/06/01                                                    2,570
    2,325    Libertyville, Illinois, Industrial Revenue,
               Libertyville Manor Project, Rev., FRDO, 2.15%,
               09/06/01                                                    2,325
    4,700    Madison County, Illinois, Environmental
               Improvement, Ser. A, Rev., FRDO, 2.60%, 09/04/01            4,700
    6,900    Madison County, Illinois, Environmental
               Improvement, Shell Wood River Project, Ser. A,
               Rev., FRDO, 2.60%, 09/04/01                                 6,900
    3,100    Madison County, Illinois, Environmental
               Improvement, Shell Wood River Refining, Ser. A,
               Rev., FRDO, 2.60%, 09/04/01                                 3,100
   13,235    Will County, Illinois, Environmental Facilities,
               Exxon-Mobil Project, Rev., FRDO, 2.60%, 09/04/01           13,235
    4,300    Will County, Illinois, Exempt Facilities, Amoco
               Chemicals, Rev., FRDO, 2.60%, 09/04/01                      4,300
                                                                    ------------
                                                                         158,226

             Indiana -- 4.0%
    5,000    DeKalb County, Indiana, Economic Development,
               New Process Steel Project, Rev., FRDO, 2.25%,
               09/06/01                                                    5,000
   10,000    Indiana Development Corp., 2.75%, 09/10/01                   10,000
    1,100    Indiana Secondary Market Educational Loans Inc.,
               Ser. B, Rev., FRDO, 2.10%, 09/05/01                         1,100
    3,900    Indiana State, Highway Transportation Finance
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-113, Rev., FRDO, 2.60%, 09/04/01                   3,900
   12,110    Indiana State, Office Building Commission, 2.65%,
               01/18/02                                                   12,110
    6,665    Indiana State, Office Building Commission Capital
               Complex, FLOATS, Ser. PT-381, Rev., FRDO,
               2.08%, 09/06/01                                             6,665


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities --  Continued
             Indiana -- Continued
  $15,000    Indianapolis, Indiana, Airport Authority, 2.65%,
               09/05/01                                             $     15,000
    8,000    Indianapolis, Indiana, Airport Authority, 2.65%,
               09/06/01                                                    8,000
    8,850    Indianapolis, Indiana, Airport Authority, FLOATS,
               Ser. C7, Rev., FRDO, 2.20%, 09/05/01                        8,850
      910    Lafayette, Indiana, Economic Development, Health
               Quest Realty Project, Rev., FRDO, 2.12%, 09/06/01             910
      475    Muncie, Indiana, Economic Development, Health
               Quest Realty Project, Rev., FRDO, 2.12%, 09/06/01             475
    2,560    Municipal Securities Trust Certificates,
               Ser. 1997-19A, Class A, Rev., #, ^, FRDO, 2.10%,
               09/06/01                                                    2,560
    4,100    Whiting, Indiana, Environmental Facilities, Amoco
               Oil Co. Project, Rev., FRDO, 2.60%, 09/04/01                4,100
                                                                         -------
                                                                          78,670
             Iowa -- 0.3%
    3,900    Des Moines, Iowa, 2.55%, 04/15/02                             3,900
    1,500    Des Moines, Iowa, Ser. A, 2.50%, 04/15/02                     1,500
    1,000    Des Moines, Iowa, Ser. A, 3.55%, 04/15/02                     1,000
                                                                         -------
                                                                           6,400

             Kansas -- 0.6%
    2,000    Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 2000-1601, FRDO, 2.11%, 09/06/01                       2,000
    3,155    Lawrence, Kansas, Ser. II, GO, 4.75%, 10/01/01                3,159
    2,850    Manhattan, Kansas, Ser. 1, GO, 4.75%, 12/17/01                2,853
    2,050    Spring Hill, Kansas, Industrial Revenue, Abrasive
               Engineering Project, Rev., FRDO, 2.13%, 09/06/01            2,050
    1,700    Wichita, Kansas, Hospital Facilities Improvement,
               Riverside, Ser. IV, Rev., FRDO, 2.15%, 09/06/01             1,700
                                                                         -------
                                                                          11,762

             Kentucky -- 0.6%
    3,000    Jeffersontown, Kentucky, Lease Program,
               Kentucky League of Cities Funding Trust, Rev.,
               FRDO, 2.05%, 09/05/01                                       3,000
    2,540    Kentucky Development Finance Authority, Pooled
               Loan Project, Ser. A, Rev., FRDO, 2.05%, 09/06/01           2,540
    4,025    Kentucky Higher Education Student Loan
               Corporation, FLOATS, Ser. PT-441, FRDO, 2.31%,
               09/06/01                                                    4,025
    3,000    Kentucky Interlocal School Transportation
               Association, COP, TRAN, 3.75%, 06/28/02                     3,025
                                                                         -------
                                                                          12,590

             Louisiana -- 1.5%
    5,650    East Baton Rouge Parish, Louisiana, Solid Waste
               Disposal Authority, Exxon-Mobile Corp. Project,
               FRDO, 2.60%, 09/04/01                                       5,650
    2,425    Iberia Parish, Louisiana, Industrial Development
               Board Inc., Cuming Insulation Corp. Project, Rev.,
               FRDO, 2.15%, 09/06/01                                       2,425


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities -- Continued
             Louisiana -- Continued
  $ 3,000    Lake Charles, Louisiana, Harbor & Terminal, District
               Dock & Wharf, Conoco Inc. Project, Rev., FRDO,
               2.05%, 09/05/01                                      $      3,000
    1,855    Louisiana Housing Finance Agency, Ser. A-52,
               Rev., FRDO, 2.10%, 09/05/01                                 1,855
    9,995    Louisiana Public Facilities Authority, LSU Alumni
               Association Project, Rev., FRDO, 2.06%, 09/06/01            9,995
    2,370    Louisiana State, Ser. 217, GO, FRDO, MBIA,
               2.09%, 09/06/01                                             2,370
    4,000    Plaquemines, Louisiana, Port Harbor & Terminal
               District, Port Facilities, International Marine
               Terminal Project, Ser. B, Rev., FRDO, 3.19%,
               03/15/02                                                    4,004
                                                                         -------
                                                                          29,299

             Maine -- 0.4%
    1,500    Maine State, Housing Authority, Ser. D, Rev., FRDO,
               2.70%, 07/31/02                                             1,500
    2,500    Maine State, Housing Authority, Ser. D2, Rev.,
               FRDO, 2.75%, 07/21/02                                       2,500
    3,310    Maine State, Turnpike Authority, FLOATS,
               Ser. PA-699, Rev., FRDO, 2.13%, 09/06/01                    3,314
                                                                         -------
                                                                           7,314

             Maryland -- 0.9%
    5,725    Baltimore County, Maryland, Oak Crest Village Inc.
               Project, Ser. A, Rev., FRDO, 2.10%, 09/06/01                5,725
      500    Maryland State, Community Development
               Administration, Multi-Family Housing, Avalon
               Ridge Apartments Project, Rev., FRDO, 1.95%,
               09/17/01                                                      500
    3,000    Maryland State, Community Development
               Administration, Multi-Family Housing, Parlane
               Apartments, Rev., FRDO, 2.10%, 09/05/01                     3,000
    5,105    Maryland State, Stadium Authority, Sports Facilities
               Lease, Rev., FRDO, 2.10%, 09/05/01                          5,105
    3,185    Maryland State, FLOATS, Ser. PA-858, GO, FRDO,
               2.01%, 09/06/01                                             3,185
                                                                         -------
                                                                          17,515

             Massachusetts -- 1.4%
    5,750    Massachusetts Bay, Transportation Authority,
               Municipal Securities Trust Receipts, Ser. SGA-123,
               FRDO, 2.10%, 09/05/01                                       5,750
    3,300    Massachusetts State, Health & Educational Facilities
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-97, Rev., FRDO, 2.60%, 09/04/01                    3,302
    2,000    Massachusetts State, Health & Educational Facilities
               Authority, Ser. D, Rev., ^, AMBAC, 6.63%, 09/20/01          2,080
    3,000    Massachusetts State, Ser. A, GO, BAN, 5.00%,
               09/06/01                                                    3,000
    2,100    Massachusetts State, Ser. A, GO, FRDO, 2.00%,
               09/06/01                                                    2,100


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities --  Continued
             Massachusetts -- Continued
 $  2,000    Massachusetts Student Loan, New England
               Education Loan Marketing Corp., Issue A, Rev.,
               FRDO, 5.80%, 03/01/02                                $      2,024
    9,300    North Adams, Massachusetts, GO, BAN, 4.00%,
               02/26/02                                                    9,326
                                                                         -------
                                                                          27,582

             Michigan -- 3.1%
    6,000    Detroit, Michigan, Economic Development Corp.,
               Resource Recovery, Ser. A, Rev., AMBAC, 2.59%,
               05/01/02                                                    6,000
    4,000    Michigan Higher Education Student Loan Authority,
               Ser. XII-F, Rev., FRDO, AMBAC, 2.10%, 09/05/01              4,000
    3,205    Michigan Municipal Bond Authority, FLOATS,
               Ser. PT-397, Rev., FRDO, 2.08%, 09/06/01                    3,205
   10,000    Michigan Municipal Bond Authority, Ser. C-1, Rev.,
               3.50%, 08/23/02                                            10,087
    1,300    Michigan State, Building Authority, Floating Rate
               Certificates, Ser. 307, Rev., ^, FRDO, 2.09%,
               09/06/01                                                    1,305
    1,200    Michigan State, Hospital Finance Authority, Mt.
               Clemens Hospital, Rev., FRDO, 2.05%, 09/05/01               1,200
    7,800    Michigan State, Housing Development Authority,
               Multi-Family Housing, River Place Apartments, Rev.,
               FRDO, 2.07%, 09/05/01                                       7,800
    6,000    Michigan State, Housing Development Authority,
               Ser. 1999-B2, Rev., FRDO, MBIA, 2.05%, 09/05/01             6,000
    1,025    Michigan State, Housing Development Authority,
               Ser. 2000-A, Rev., FRDO, 1.95%, 09/05/01                    1,025
   11,800    Michigan State, Ser. B, GO, GAN, FRDO, FSA,
               2.00%, 09/05/01                                            11,800
    1,175    Michigan State, Strategic Fund LTD, Wayne
               Disposal, Oakland Project, Rev., FRDO, 2.23%,
               09/05/01                                                    1,175
    5,055    Michigan State, University, Ser. A, GO, Rev., FRDO,
               1.85%, 09/05/01                                             5,055
    2,800    University of Michigan, Hospital, Ser. A-2, Rev.,
               FRDO, 2.55%, 09/04/01                                       2,800
                                                                         -------
                                                                          61,452

             Minnesota -- 0.1%
    2,000    Beltrami County, Minnesota, Environmental Control,
               Rev., FRDO, 2.40%, 09/04/01                                 2,000

             Mississippi-- 0.5%
    1,700    Jackson County, Mississippi, PCR, Chevron USA
               Project, Rev., FRDO, 2.50%, 09/04/01                        1,700
    2,570    Mississippi Business Finance Corp., IDR, Choctaw
               Maid Farms Inc. Project, Rev., FRDO, 2.20%, 09/04/01        2,570
    5,795    Mississippi Home Corp., Single Family Housing,
               Class A Certificates, Ser. I, Rev., FRDO, 2.15%,
               09/06/01                                                    5,795
                                                                         -------
                                                                          10,065


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Missouri -- 2.5%
 $  7,180    Independence, Missouri, IDA, Multi-Family Housing,
               FLOATS, Ser. PT-314, Rev., FRDO, 2.08%, 09/06/01     $      7,180
    4,500    Kansas City, Missouri, IDA, Authority Hospital,
               Resh Health Services Systems, Rev., FRDO, MBIA,
               2.50%, 09/04/01                                             4,500
    3,275    Kansas City, Missouri, IDR, Livers Bronze Co.
               Project, Rev., FRDO, 2.25%, 09/06/01                        3,275
    3,000    Missouri Higher Education Loan Authority, Ser. B,
               Rev., FRDO, 2.10%, 09/05/01                                 3,000
    1,600    Missouri Higher Education Loan Authority, Student
               Loan, Ser. B, Rev., FRDO, 2.30%, 09/05/01                   1,600
    5,295    Missouri Housing Development Commission,
               FLOATS, Ser. PT-1286, Rev., FRDO, 2.73%, 07/03/02           5,295
    3,375    Missouri State, Development Finance Board,
               Recreational Facilities, Greater St. Louis YMCA
               Project, Ser. B, Rev., FRDO, 2.10%, 09/06/01                3,375
    1,600    Missouri State, Health & Educational Facilities
               Authority, Assemblies of God College, Rev., FRDO,
               2.10%, 09/06/01                                             1,600
    3,910    Missouri State, Housing Development Commission,
               Floating Rate Trust Receipts, Ser. A-64, Regulation
               D, Rev., FRDO, 2.10%, 09/05/01                              3,917
    7,770    Missouri State, Housing Development Commission,
               FLOATS, Ser. PT-223, Rev., FRDO, 2.13%,
               09/06/01                                                    7,787
    8,130    St. Louis, Missouri, Airport Revenue Authority,
               Rev., ^, FGIC, 6.00%, 07/03/02                              8,504
                                                                         -------
                                                                          50,033

             Montana -- 0.2%
    3,565    Montana State, Board of Housing, FLOATS,
               Ser. PT-356, Rev., FRDO, 2.18%, 09/06/01                    3,565

             Multiple States -- 4.8%
    2,500    ABN-AMRO Munitops Certificates Trust,
               Ser. 2000-13, FRDO, 2.80%, 07/17/02                         2,500
   57,500    Charter Mac, Floating Rate Certificates, Ser. NAT-1,
               FRDO, 2.21%, 09/06/01                                      57,501
    5,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, #, 2.11%, 09/06/01                                 5,000
    7,020    IBM Lease, FLOATS, Ser. PL-9, Ser. 2001-A, FRDO,
               2.26%, 09/06/01                                             7,020
    8,300    IBM Tax Exempt Grantor Trust, IBM Project,
               FLOATS, Weekly Receipt, FRDO, 2.26%, 09/06/01               8,300
   16,260    MBIA Capital Corp., FLOATS, FRDO, 2.21%, 09/06/01            16,260
                                                                         -------
                                                                          96,581

             Nebraska -- 0.6%
    5,000    Nebraska Investment Finance Authority, Floating
               Rate Trust, Single Family Housing, Ser. N-7, Rev.,
               FRDO, 2.10%, 09/05/01                                       5,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities --  Continued
             Nebraska -- Continued
  $ 5,000    Nebraska Public Power District, Ser. A, Rev.,
               5.00%, 09/05/01                                      $      5,010
    1,500    Sidney, Nebraska, IDR, Pennington Seed Inc.
               Project, Rev., FRDO, 2.20%, 01/02/02                        1,500
                                                                         -------
                                                                          11,510

             Nevada -- 1.7%
    1,400    Clark County, Nevada, Airport Revenue, Sub-Lien,
               Ser. B-2, Rev., FRDO, 1.95%, 09/05/01                       1,400
    3,000    Las Vegas, Nevada, GO, ^, FGIC, 6.60%, 04/01/02               3,117
    3,390    Nevada Housing Division, Multi-Unit Housing,
               Horizon, Ser. A, Rev., FRDO, 2.15%, 09/06/01                3,390
    6,250    Nevada Housing Division, Multi-Unit Housing,
               Joshua Villas, Ser. E, Rev., FRDO, 2.15%, 09/06/01          6,250
    5,455    Nevada Housing Division, Multi-Unit Housing, Judith
               Villas, Ser. C, Rev., FRDO, 2.15%, 09/06/01                 5,455
    6,750    Nevada Housing Division, Multi-Unit Housing,
               Ser. A, Rev., FRDO, 2.15%, 09/06/01                         6,750
    3,195    Nevada Housing Division, Multi-Unit Housing,
               Ser. M, Rev., FRDO, 2.15%, 09/06/01                         3,195
    3,655    Nevada Housing Division, Single Family Housing,
               Ser. 2, Rev., 3.25%, 10/01/01                               3,655
                                                                         -------
                                                                          33,212

             New Hampshire -- 0.1%
    1,920    New Hampshire State, Housing Finance Authority,
               Single Family Housing, FLOATS, Ser. PT-115, Rev.,
               FRDO, 2.18%, 09/04/01                                       1,920

             New Jersey -- 0.8%
    2,825    Hudson County, New Jersey, Ser. A-9, Regulation D,
               COP, FRDO, 1.80%, 09/06/01                                  2,825
    1,470    New Jersey Sports & Exposition Authority, State
               Contract, Ser. C, Rev., FRDO, MBIA, 1.80%,
               09/06/01                                                    1,470
    6,700    New Jersey State, Housing & Mortgage Finance
               Agency, FLOATS, Ser. PT-118, Rev., 1.89%,
               09/06/01                                                    6,700
    5,200    Passaic County, New Jersey, GO, BAN, 3.50%,
               03/29/02                                                    5,208
                                                                         -------
                                                                          16,203

             New Mexico -- 0.6%
      300    Farmington, New Mexico, PCR, Arizona Public
               Services Co., Ser. A, Rev., FRDO, 2.55%, 09/04/01             300
    5,375    New Mexico Educational Assistance Foundation,
               Student Loan Revenue, Ser. IV-A1, Rev., 6.30%,
               03/01/02                                                    5,461
    6,400    New Mexico Finance Authority, Administrative Fee,
               Ser. A, Rev., FRDO, 2.00%, 09/05/01                         6,400
                                                                         -------
                                                                          12,161

             New York -- 1.7%
      965    Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 96C-4901, Class A, #, FRDO, 2.10%, 09/06/01              965


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 1,520    Monroe County, New York, Airport Authority,
               FLOATS, Ser. PA-585, Rev., FRDO, 1.84%, 09/06/01     $      1,520
    1,800    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. A, Rev.,
               FRDO, FGIC, 2.40%, 09/04/01                                 1,800
    1,200    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 2.45%, 09/27/01                              1,200
      850    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Sub. Ser. B-2, Rev.,
               FRDO, 2.55%, 09/04/01                                         850
    2,300    New York, Long Island Power Authority, Electric
               Systems, Sub Ser. 3-B, Rev., FRDO, 2.40%,
               09/04/01                                                    2,300
    9,965    New York, Municipal Securities Trust Receipts,
               Ser. 2000-9007, Class A, Rev., #, FRDO, FGIC, 2.10%,
               09/05/01                                                    9,965
   15,000    Onondaga County, New York, IDA, Solid Waste
               Disposal Facilities, Solvay Paperboard Project,
               Ser. A, Rev., FRDO, 4.25%, 12/20/01                        15,000
    1,500    St. Lawrence County, New York, IDA, PCR,
               Reynolds Metals, Rev., FRDO, 2.40%, 09/04/01                1,500
                                                                         -------
                                                                          35,100

             North Carolina -- 1.2%
      800    Guilford County, North Carolina, Industrial Facilities
               & PCFN, Neal Manufacturing, Rev., FRDO, 2.20%,
               09/06/01                                                      800
    6,200    Mecklenburg County, North Carolina, Public
               Improvement, Ser. C, GO, FRDO, 2.05%, 09/05/01              6,200
    1,700    North Carolina Educational Facilities Financing
               Agency, Greensboro College, Rev., FRDO, 2.05%,
               09/05/01                                                    1,700
    3,000    North Carolina Medical Care Commission, Health
               Systems, Catholic Health East, Ser. D, Rev., FRDO,
               AMBAC, 1.95%, 09/06/01                                      3,000
    3,000    North Carolina Medical Care Commission, Lincoln
               Health Systems Project, Ser. A, Rev., FRDO,
               2.10%, 09/04/01                                             3,000
    1,300    Raleigh-Durham, North Carolina, Airport Authority,
               Special Facilities, American Airlines, Rev., Ser. A,
               FRDO, 2.50%, 09/04/01                                       1,300
    8,510    University of North Carolina, Chapel Hill Hospital,
               FRDO, 2.50%, 09/04/01                                       8,510
                                                                         -------
                                                                          24,510

             North Dakota -- 0.1%
    2,300    Grand Forks, North Dakota, Hospital Facilities,
               United Hospital Obligation Group, Rev., FRDO,
               2.50%, 09/04/01                                             2,300
             Ohio -- 1.0%
    1,505    American Municipal Power-Ohio Inc., Omega JV2
               Project, Rev., 4.25%, 09/06/01                              1,510


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities -- Continued
             Ohio -- Continued
  $ 4,600    Columbus, Ohio, Ser. 1, GO, FRDO, 1.90%, 12/18/01      $      4,600
    5,000    Logan Hocking, Ohio, Local School District, GO,
               BAN, 3.50%, 12/18/01                                        5,012
      200    Ohio State, Air Quality Development Authority, PCR,
               Ohio Edison Co., Ser. C, Rev., FRDO, 2.55%, 09/04/01          200
    4,995    Ohio State, Turnpike Commission, Ser. II-R-51,
               Rev., FRDO, FGIC, 3.20%, 09/06/01                           4,995
    2,800    Ohio State, Water Development Authority, Pollution
               Control Facilities, Ohio Edison Co. Project, Ser. B,
               Rev., FRDO, 2.55%, 09/04/01                                 2,800
                                                                         -------
                                                                          19,117
             Oklahoma -- 1.6%
    6,000    Norman, Oklahoma, Regional Hospital Authority,
               Rev., ^, 6.90%, 09/04/01                                    6,002
    4,040    Oklahoma Housing Finance Agency, Single Family
               Housing, Homeownership Loan, Ser. PH-A-4, Rev.,
               3.25%, 09/17/01                                             4,040
    6,000    Oklahoma State, Water Resource Board, State Loan
               Program, Rev., FRDO, 3.45%, 09/27/01                        6,000
    9,000    Oklahoma State, Water Resource Board, State Loan
               Program, Rev., FRDO, 3.58%, 09/06/01                        9,000
    6,500    Tulsa, Oklahoma, IRA, Justin Industries Project,
               Rev., FRDO, 2.95%, 09/06/01                                 6,500
                                                                         -------
                                                                          31,542

             Oregon -- 1.0%
    8,200    Oregon State, Housing & Community Services
               Department, Convent Retirement, Ser. A, Rev.,
               FRDO, 2.15%, 09/06/01                                       8,200
    3,665    Oregon State, Housing & Community Services
               Department, Single Family Mortgages, Ser. J, Rev.,
               4.35%, 09/27/01                                             3,665
    4,710    Oregon State, Ser. A-18, Regulation D, FRDO,
               2.10%, 09/05/01                                             4,710
    3,250    Oregon State, Veterans Welfare, Ser. 80-B, Rev.,
               4.35%, 10/01/01                                             3,250
      400    Port Portland, Oregon, PCR, Reynold Metals, Rev.,
               FRDO, 2.45%, 09/04/01                                         400
                                                                         -------
                                                                          20,225

             Pennsylvania -- 3.0%
    8,300    Clarion County, Pennsylvania, Energy
               Development, IDA, 2.65%, 10/04/01                           8,300
      100    Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Rev., FRDO, 2.05%,
               09/05/01                                                      100
    7,300    Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Ser. C, Rev., FRDO,
               2.05%, 09/05/01                                             7,300
    5,900    Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, FRDO, #, 2.11%, 09/06/01                           5,900


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities -- Continued
             Pennsylvania -- Continued
 $  2,000    Harrisburg, Pennsylvania, Water Authority,
               Municipal Securities Trust Receipts, Ser. SGA-80,
               Rev., FRDO, 2.10%, 09/06/01                          $      2,000
    5,500    Pennsylvania State, Higher Education Assistance
               Agency, Student Loan Revenue, Ser. A, Rev.,
               FRDO, AMBAC, 2.15%, 09/05/01                                5,500
    8,800    Pennsylvania State, Higher Education Assistance
               Agency, Student Loan Revenue, Ser. A, Rev.,
               FRDO, AMBAC, 2.15%, 09/05/01                                8,800
    2,425    Pennsylvania State, 2nd Ser., GO, 5.00%, 08/02/02             2,476
    4,375    Philadelphia, Pennsylvania, City Funding Program,
               Intergovernmental Cooperative Authority, Special
               Tax, Rev., ^, 6.80%, 06/15/02                               4,512
    4,230    Philadelphia, Pennsylvania, IDA, Airport Authority,
               FLOATS, Ser. PT-417, Rev., FGIC, 2.81%, 06/13/02            4,230
    3,495    Quakertown, Pennsylvania, General Authority,
               Pooled Financing Program, Ser. A, Rev., FRDO,
               2.05%, 9/04/02                                              3,495
    4,300    Quakertown, Pennsylvania, General Authority,
               Pooled Financing Program, Ser. A, Rev., FRDO,
               2.05%, 09/04/01                                             4,300
      400    South Fork, Pennsylvania, Hospital Authority,
               Conemaugh Health Systems, Ser. A, Rev., FRDO,
               MBIA, 2.50%, 09/04/01                                         400
    3,000    Southeastern Pennsylvania Transportation
               Authority, Special Ser. SG-28, FGIC, 2.01%, 09/06/01        3,002
                                                                         -------
                                                                          60,315

             Puerto Rico -- 0.0%
      350    Puerto Rico Commonwealth, FLOATS, Ser. PA-472,
               Rev., FRDO, 1.66%, 09/06/01                                   350
      400    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.66%, 09/06/01                                               400
                                                                         -------
                                                                             750

             South Carolina -- 2.3%
    3,000    Cherokee County, South Carolina, Industrial
               Revenue, Oshkosh Truck Project, Rev., FRDO,
               2.30%, 09/05/01                                             3,000
    2,150    Florence County, South Carolina, Solid Waste
               Disposal & Wastewater Treatment, Roche Carolina
               Inc., Rev., FRDO, 2.60%, 09/04/01                           2,150
    6,000    Greenville County, South Carolina, School District,
               Ser. B, GO, BAN, 3.75%, 04/24/02                            6,042
    3,000    Kershaw County, South Carolina, IDR, New South
               Inc. Project, Rev., FRDO, 2.15%, 09/06/01                   3,000
    7,000    South Carolina Electric, Piedmont Municipal Power
               Agency, Ser. B, Rev., FRDO, MBIA, 2.00%, 09/05/01           7,000
    3,500    South Carolina Jobs Economic Development
               Authority, Catholic Diocese, South Carolina Project,
               Rev., FRDO, 2.15%, 09/06/01                                 3,500


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             South Carolina -- Continued
 $  3,000    South Carolina Jobs Economic Development
               Authority, Concept Packaging Group Project, Rev.,
               FRDO, 2.25%, 09/06/01                                $      3,000
    4,250    South Carolina Jobs Economic Development
               Authority, Valley Proteins Inc. Project, FRDO,
               2.25%, 09/06/01                                             4,250
    6,000    South Carolina State, FLOATS, Ser. PT-1225,
               2.01%, 09/06/01                                             6,000
    5,210    South Carolina State, Housing Finance & Development,
               Rental Housing, Oak Ridge/McGuire, FRDO,
               2.10%, 09/06/01                                             5,210
    3,045    South Carolina State, Housing Finance & Development,
               Rental Housing, Waverly Place
               Project, Rev., FRDO, 2.10%, 09/06/01                        3,045
                                                                         -------
                                                                          46,197

             South Dakota -- 0.5%
    4,710    South Dakota Economic Development Finance
               Authority, Hastings Filters Inc. Project, Rev., FRDO,
               2.20%, 09/06/01                                             4,710
    4,500    South Dakota Housing Development Authority,
               Ser.  N-1, Regulation D, Rev., FRDO, 2.10%,
               09/05/01                                                    4,500
                                                                         -------
                                                                           9,210

             Tennessee -- 3.6%
    8,000    Blount County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. A-1A, Rev., FRDO, AMBAC, 2.55%, 09/04/01               8,000
      100    Blount County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. A-1D, Rev., FRDO, AMBAC, 2.55%, 09/04/01                 100
   10,000    Blount County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. A-2C, Rev., FRDO, 2.55%,09/04/01                      10,000
      800    Clarksville, Tennessee, Public Building Authority,
               Pooled Financing, Tennessee Municipal Bond Fund,
               Rev., FRDO, 2.10%, 09/04/01                                   800
    3,000    Jackson, Tennessee, Industrial Development Board,
               Solid Waste Disposal, Steel Corp. Project, FRDO,
               2.20%, 09/06/01                                             3,000
    5,980    Nashville & Davidson Counties, Tennessee,
               Metropolitan Government Water & Sewer, Ser. L-23,
               Regulation D, FRDO, 2.05%, 09/05/01                         5,980
    6,995    Nashville & Davidson Counties, Tennessee,
               Metropolitan Government, FLOATS, Ser. PT-394,
               Rev., FRDO, 2.13%, 09/06/01                                 6,995
    2,700    Nashville & Davidson Counties, Tennessee,
               Metropolitan Government, Industrial Development
               Board, Country Music Hall of Fame, Rev., FRDO,
               2.00%, 09/06/01                                             2,700


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Tennessee -- Continued
 $  4,000    Nashville & Davidson Counties, Tennessee,
               Metropolitan Government, Industrial Development
               Board, Rev., FRDO, 2.15%, 09/06/01                   $      4,000
    1,000    Nashville & Davidson Counties, Tennessee,
               Metropolitan Government, Water & Sewer, Rev., ^,
               6.00%, 01/01/02                                             1,028
    1,500    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. II-A-1, Rev., FRDO, 2.05%, 09/06/01                    1,500
    2,500    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. II-A-2, Rev., FRDO, 2.05%, 09/06/01                    2,500
    1,110    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. II-D-3, Rev., FRDO, 2.05%, 09/06/01                    1,110
    6,800    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. III-C-5, Rev., FRDO, 2.05%, 09/06/01                   6,800
    1,600    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. III-D-3, Rev., FRDO, 2.05%, 09/06/01                   1,600
    2,500    Sevier County, Tennessee, Public Building
               Authority, Local Government Public Improvement,
               Ser. III-E-3, Rev., FRDO, 2.05%, 09/06/01                   2,500
    3,400    Sevier County, Tennessee, Public Building
               Authority, Rev., FRDO, AMBAC, 2.05%, 09/06/01               3,400
    5,465    Shelby County, Tennessee, Health, Educational &
               Housing Facilities Board, Rhodes College, Rev.,
               FRDO, 2.00%, 09/06/01                                       5,465
      600    South Pittsburgh, Tennessee, Industrial
               Development Board, Lodge Manufacturing Co.
               Project, Rev., FRDO, 2.20%, 09/05/01                          600
    3,635    Tennessee Housing Development Agency, FLOATS,
               Ser. PA-726R, Rev., FRDO, 2.13%, 09/05/01                   3,635
                                                                         -------
                                                                          71,713

             Texas -- 15.4%
      735    Alamo, Texas, Independent School District,
               Pharr-San Juan, Municipal Securities Trust Receipts,
               Ser. SGA-101, GO, FRDO, 2.10%, 09/05/01                       735
      600    Austin, Texas, Higher Education Authority,
               Concordia University at Austin, Rev., FRDO,
               2.50%, 09/04/01                                               600
    1,000    Brazos River Authority, Texas, PCR, TXU Electric
               Co., Ser. C, Rev., FRDO, 2.10%, 09/05/01                    1,000
    5,000    Brazos River Authority, Texas, PCR, Utilities
               Electric Co., Ser. B, Rev., FRDO, 2.55%,
               09/04/01                                                    5,000
    8,900    Brazos River, Texas, Habor Navigation District,
               Ser. A, Rev., FRDO, 2.65%, 09/04/01                         8,900


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                   VALUE
     Municipal Securities --  Continued
             Texas -- Continued
 $  4,990    Brazos River, Texas, PCR, FLOATS, Ser. PA-829,
               Rev., FRDO, 2.26%, 09/06/01                          $      4,990
    4,700    Brazos River, Texas, PCR, Texas Utilities Electric
               Co., FLOATS, Ser. C, Rev., FRDO, MBIA, 2.60%,
               09/06/01                                                    4,700
    5,600    Calhoun County, Texas, Naval IDA, British
               Petroleum Co., Rev., FRDO, 2.70%, 09/04/01                  5,600
    9,200    Carroll, Texas, Independent School District, GO,
               FRDO, 2.05%, 09/06/01                                       9,200
   10,150    Clear Creek, Texas, Independent School District,
               FLOATS, Ser. PA-687, GO, FRDO, 2.08%,
               09/06/01                                                   10,150
    5,000    Dallas-Fort Worth, Texas, International Airport
               Facilities Improvement Corp., Flight Safety Project,
               Rev., FRDO, 2.10%, 09/06/01                                 5,000
    1,955    Dallas-Fort Worth, Texas, Regional Airport,
               Municipal Securities Trust Receipts, Ser. SGA-49,
               Rev., FRDO, 2.60%, 09/04/01                                 1,955
    3,910    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 99-4302, #, FRDO, 2.11%, 09/06/01                      3,910
    2,420    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, #, FRDO, 2.11%, 09/06/01                2,420
    2,400    Grapevine, Texas, IDR, American Airlines, Ser. A2,
               Rev., FRDO, 2.50%, 09/06/01                                 2,400
    3,000    Grapevine, Texas, IDR, American Airlines, Ser. B2,
               Rev., FRDO, 2.50%, 09/04/01                                 3,000
    1,200    Grapevine, Texas, Industrial Development Corp.,
               American Airlines, Ser. A-4, Rev., FRDO, 2.50%,
               09/04/01                                                    1,200
    9,000    Greater East Texas, Higher Education Authority,
               Ser. A, Rev., FRDO, 3.25%, 11/01/01                         9,000
    5,000    Greater East Texas, Higher Education, Ser. B, Rev.,
               FRDO, 3.45%, 02/01/02                                       5,000
   10,000    Greater Texas, Student Loan Corp., Student Loan,
               Ser. A, Rev., 3.45%, 02/01/02                              10,000
    3,000    Guadalupe Blanco River Authority, Texas, Industrial
               Development Corp., IDR, The BOC Group Inc.
               Project, Rev., FRDO, 2.05%, 09/06/01                        3,000
    5,500    Gulf Coast Waste Disposal Authority, Texas,
               Environmental Facilities, Amoco Oil Co. Project,
               Rev., FRDO, 2.60%, 09/04/01                                 5,500
    3,000    Gulf Coast, Texas, IDA, Citgo Petroleum Corp.
               Project, Rev., FRDO, 2.65%, 09/04/01                        3,000
      800    Gulf Coast, Texas, Waste Disposal Authority,
               Environmental Facilities, Exxon-Mobil Project,
               Ser. B, Rev., FRDO, 2.60%, 09/04/01                           800
    5,000    Harlandale, Texas, Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-100,
               GO, FRDO, 2.10%, 09/05/01                                   5,000
    7,500    Harris County, Texas, GO, 2.40%, 10/04/01                     7,500


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Texas -- Continued
 $  1,700    Harris County, Texas, IDC, Shell Oil Co. Project,
               FRDO, 2.50%, 09/04/01                                $      1,700
    7,600    Hays, Texas, Memorial Health Facilities
               Development Corp., Central Texas Medical Center
               Project, Ser. A, Rev., 2.15%, 09/06/01                      7,600
    3,900    Keller, Texas, Independent School District, Ser. 111,
               GO, FRDO, 2.60%, 09/04/01                                   3,900
    1,300    Lone Star, Texas, Apartment Improvement
               Authority, Multiple Mode, Ser. B-1, Rev., FRDO,
               2.50%, 09/04/01                                             1,300
    4,200    Longview, Texas, Industrial Corp., Collins Industries
               Inc. Project, Rev., FRDO, 2.25%, 09/06/01                   4,200
    3,900    Lower Neches Valley Authority, Texas, Industrial
               Development Corp., Exempt Facilities, Exxon-Mobil
               Project, Ser. A, Rev., FRDO, 2.50%, 09/04/01                3,900
    5,290    Mission, Texas, Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-105,
               GO, FRDO, 2.10%, 09/05/01                                   5,290
    3,700    North Texas Higher Education Authority, Student
               Loan Revenue, Ser. A, Rev., FRDO, 2.10%, 09/19/01           3,700
    8,000    North Texas Higher Education Authority, Student
               Loan Revenue, Ser. B, Rev., FRDO, 2.10%, 09/05/01           8,000
    7,700    North Texas Higher Education Authority, Student
               Loan Revenue, Ser. C, Rev., FRDO, AMBAC,
               2.10%, 09/05/01                                             7,700
    1,400    North Texas Higher Education Authority, Student
               Loan Revenue, Ser. F, Rev., FRDO, 2.10%, 09/26/01           1,400
    5,000    Northside, Texas, Independent School District,
               Ser. A, GO, FRDO, 3.00%, 02/28/01                           5,018
    1,000    Nueces County, Texas, Port Corpus Christi
               Authority, Solid Waste Disposal, Koch Refining Co.
               Project, FRDO, 2.05%, 09/05/01                              1,000
      800    Port Arthur Navigation District, Texas, American
               Petrofina Inc., Rev., FRDO, 2.45%, 09/04/01                   800
    7,190    San Angelo, Texas, Independent School District,
               GO, FRDO, 2.03%, 09/06/01                                   7,190
    6,300    San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. SG-101, ^, 2.08%, 09/06/01                             6,300
    4,000    San Antonio, Texas, Electric & Gas, Municipal
               Securities Trust Receipts, Ser. SGA-48, Rev., FRN,
               2.10%, 09/05/01                                             4,001
    4,400    San Antonio, Texas, Water Revenue, Municipal
               Securities Trust Receipts, Ser. SGA-41, Rev., FRDO,
               MBIA, 2.10%, 09/05/01                                       4,406
      600    Schertz/Seguin, Texas, Local Government Corp.,
               Floating Rate Certificates, Ser. SG-151, Rev.,
               FRDO, FSA, 2.60%, 09/04/01                                    600
   15,000    South Texas Higher Education Authority, Rev.,
               FRDO, MBIA, 2.10%, 09/05/01                                15,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Municipal Securities --  Continued
             Texas -- Continued
 $  3,030    Tarrant County, Texas, Housing Finance Corp,
               Multi-Family Housing, Remington Project, Rev.,
               FRDO, 2.00%, 09/05/01                                $      3,030
    1,100    Texas State, Department of Housing & Community
               Affairs, Multi-Family Housing, Timber Point
               Apartments, Ser. A-1, Rev., FRDO, 2.10%, 09/05/01           1,100
    5,690    Texas State, Department of Housing, Ser. A,
               2.60%, 10/24/01                                             5,690
    5,240    Texas State, Department of Housing, Ser. A,
               2.60%, 10/26/01                                             5,240
    3,000    Texas State, Municipal Securities Trust Receipts,
               Ser. SGA-92, GO, FRDO, MBIA, 2.60%, 09/04/01                3,000
   25,000    Texas State, Ser. A, TRAN, GO, 3.75%, 08/29/02               25,310
    9,970    Texas State, Ser. SG-152, GO, FRDO, 2.60%,
               09/04/01                                                    9,970
    3,000    Texas State, Turnpike Authority, Dallas North
               Thruway, Floating Rate Receipts, Ser. SG-70, Rev.,
               FRDO, 2.08%, 09/06/01                                       3,000
    4,300    Texas State, Veteran's Housing Assistance,
               Ser. A-1, GO, FRDO, 2.10%, 09/05/01                         4,300
   20,000    Texas State, Veterans Housing Fund II, Ser. A-2,
               GO, FRDO, 2.10%, 09/05/01                                  20,001
   10,000    University of Texas, 2.40%, 12/31/01                         10,000
    3,600    West Side Calhoun County, Texas, Naval District,
               Sewer & Solid Waste Disposal, BP Chemicals Inc.
               Project, Rev., FRDO, 2.60%, 09/04/01                        3,600
                                                                    ------------
                                                                         306,806

             Utah -- 1.7%
   11,200    Utah State, Board Of Regents, Student Loans,
               Ser. Q, Rev., FRDO, AMBAC, 2.10%, 09/05/01                 11,200
    5,000    Utah State, Housing Finance Agency, Single Family
               Housing, Rev., FRDO, 2.05%, 09/04/01                        5,000
    7,500    Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. D-1, Rev., FRDO, 2.05%, 09/05/01             7,500
    5,000    Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. E-1, Rev., FRDO, 2.05%, 09/05/01             5,000
    5,000    Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. F-2, Class I, Rev., FRDO, 2.05%,
               09/05/01                                                    5,000
                                                                    ------------
                                                                          33,700

             Vermont -- 0.4%
    8,150    Vermont State, Economic Development, 2.60%,
               10/23/01                                                    8,150
             Virginia-- 1.0%
    8,000    Chesapeake, Virginia, Veterans Hospital Authority,
               Chesapeake General Hospital, Ser. A, Rev., FRDO,
               2.00%, 09/05/01                                             8,000
    9,985    Fairfax County, Virginia, FLOATS, Ser. PT-489,
               Rev., FRDO, AMBAC, 2.08%, 09/06/01                          9,985


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             Virginia -- Continued
 $  2,000    Harrisonburg, Virginia, Redevelopment & Housing
               Authority, Multi-Family Housing, Misty Ridge
               Project, Ser. A, Rev., FRDO, 2.12%, 09/06/01         $      2,000
                                                                    ------------
                                                                          19,985

             Washington -- 2.7%
    1,500    Clark County, Washington, Public Utilities District,
               FRDO, 2.60%, 09/04/01                                       1,500
      950    King County, Washington, Housing Authority,
               Auburn Court Apartments Project, Rev., FRDO,
               2.30%, 09/06/01                                               950
    2,290    King County, Washington, School District No. 414,
               Lake Washington, GO, 5.00%, 12/01/01                        2,293
    2,000    Port Townsend, Washington, Industrial
               Development, Port Townsend Paper Corp., Ser. A,
               Rev., FRDO, 2.15%, 09/06/01                                 2,000
      725    Redmond, Washington, Public Corp., Industrial
               Revenue, Integrated Circuits Project, Rev., FRDO,
               2.00%, 09/06/01                                               725
   13,100    Seattle, Washington, Drain & Wastewater Utilities,
               Municipal Securities Trust Receipts, Ser. SG-135,
               Rev., FRDO, MBIA, 2.08%, 09/06/01                          13,100
    1,830    Seattle, Washington, GO, 4.50%, 07/01/02                      1,856
    1,235    Seattle, Washington, Housing Authority, Low
               Income Housing Assistance, Bayview Manor Project,
               Ser. B, Rev., FRDO, 2.05%, 09/06/01                         1,235
    5,755    Seattle, Washington, Municipal Light & Power,
               Municipal Securities Trust Receipts, Ser. SGA-96,
               Rev., FRDO, MBIA, 2.60%, 09/04/01                           5,757
    1,000    Seattle, Washington, Port Authority, Ser. B, Rev.,
               6.10%, 11/01/01                                             1,005
    2,500    Snohomish County, Washington, Public Utility
               District No. 1, Ser. A, Rev. FRDO, FSA, 2.00%,
               09/05/01                                                    2,500
    1,300    Washington State Housing Finance Commission,
               Educational Development, Rev. FRDO, 2.50%, 09/04/01         1,300
    3,170    Washington State Housing Finance Commission,
               Single Family Housing, Rev., 3.25%, 04/01/02                3,170
    2,900    Washington State Housing Finance Commission,
               Spokane Community College Foundation, Ser. A,
               Rev., FRDO, 2.10%, 09/06/01                                 2,900
    6,030    Washington State Public Power Supply System,
               Nuclear Project No. 3, Ser. A, Rev., 5.00%, 07/01/02        6,144
    7,495    Washington State Public Power Supply System,
               Ser. 261, Rev., FRDO, 2.26%, 09/06/01                       7,523
                                                                    ------------
                                                                          53,958

             West Virginia -- 0.5%
    4,600    West Virginia Economic Development, IDA, Rev.,
               FRDO, 2.15%, 09/06/01                                       4,600


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             West Virginia -- Continued
 $  5,765    West Virginia State Building Commission,
               Community Lease, FLOATS, Ser. PA-520, Rev.,
               FRDO, 2.13%, 09/06/01                                $      5,765
                                                                    ------------
                                                                          10,365
             Wisconsin -- 2.1%
    5,520    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-4904, FRDO, #, 2.13%, 09/06/01                      5,520
    2,235    Janesville, Wisconsin, GO, FSA, 4.40%, 05/01/02               2,255
    1,150    Milwaukee County, Wisconsin, Ser. A, GO, 4.50%,
               10/01/01                                                    1,150
    5,000    Milwaukee, Wisconsin, Rev., GO, BAN, 3.50%,
               08/29/02                                                    5,050
   14,455    Municipal Securities Trust Certificates, Ser. 1999-70,
               Class A, Rev., FRDO, 2.10%, 09/05/01                       14,455
    2,500    University of Wisconsin, Hospital & Clinics
               Authority, Rev., FRDO, 2.00%, 09/05/01                      2,500
    3,250    Wisconsin Housing & Economic Development
               Authority, Home Ownership, Floating Rate Trust
               Receipts, Ser. 18, Rev., FRDO, 2.15%, 09/05/01              3,250
    7,220    Wisconsin Public Power Inc. System, Power Supply
               System, Municipal Securities Trust Receipts,
               Ser. SGA-2, Rev., FRDO, 2.10%, 09/05/01                     7,274
                                                                    ------------
                                                                          41,454

             Wyoming -- 2.5%
    8,200    Campbell County, Wyoming, First Mortgage
               Housing Revenue, IDR, Rev. FRDO, 3.05%, 12/03/01            8,200
    2,500    Lincoln County, Wyoming, PCR, Exxon Project,
               2.45%, 09/04/01                                             2,500
      900    Lincoln County, Wyoming, PCR, Exxon Project,
               Ser. C, Rev., FRDO, 2.60%, 09/04/01                           900
    1,100    Lincoln County, Wyoming, Pollution Control, Exxon
               Project, Ser. D, Rev., FRN, 2.45%, 09/04/01                 1,100
   15,100    Platte County, Wyoming, Tri-State Generation,
               PCR, Ser. A, Rev., FRDO, 2.55%, 09/04/01                   15,100
    5,000    Sublette County, Wyoming, PCR, Exxon Project,
               Ser. SG-152, Rev., FRDO, 2.60%, 09/04/01                    5,000
    2,200    Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
               Project, Rev., FRDO, 2.50%, 09/04/01                        2,200
   14,415    Wyoming Community Development Authority,
               Housing, FLOATS, Ser. PT-195, Rev., FRDO,
               2.13%, 09/06/01                                            14,415
                                                                    ------------
                                                                          49,415
                                                                    ------------
             Total Investments -- 100.0%                            $  1,990,065
             (Cost $1,990,065)*
                                                                    ------------


                       See notes to financial statements.

JPMorgan NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- 100.0%
             California -- 0.0%
   $  300    Coronado, California, Community Development
               Agency, Coronado Community Development
               Project, Tax Allocation, ^, 6.30%, 09/04/01          $        306
      760    Oxnard, California, Industrial Development
               Financing Authority, IDR, Accurate Engineering
               Project, Rev., FRDO, 2.00%, 09/05/01                          760
                                                                    ------------
                                                                           1,066

             New York -- 98.9%
   12,000    ABN AMRO Munitops, Certificates Trust, New York,
               Ser. 1999-13, #, FRDO, 1.95%, 09/05/01                     12,000
    2,460    Albany, New York, GO, BAN, 3.25%, 09/20/01                    2,461
      570    Albany, New York, IDA, IDR, Newkirk Productions Inc.
               Project, Ser. A, Rev., FRDO, 2.00%, 09/06/01                  570
    6,182    Allegany-Limestone, New York, Central School
               District, GO, BAN, 3.50%, 02/06/02                          6,187
    5,541    Andover, New York, Central School District, GO,
               BAN, 3.00%, 01/25/02                                        5,545
    2,500    Arcade, New York, GO, BAN, 5.00%, 09/13/01                    2,500
    5,000    Auburn, New York, City School District, GO, BAN,
               3.00%, 04/01/02                                             5,013
    1,450    Babylon, New York, IDA, IDR, Edwin Berger/Lambro
               Industries, Rev., FRDO, 1.95%, 09/05/01                     1,450
   10,905    Babylon, New York, IDA, Resource Recovery, OFS
               Equity Babylon Project, Rev., FRDO, 2.40%, 09/04/01        10,905
    2,000    Bethpage, New York, Union Free School District,
               GO, BAN, 3.75%, 09/13/01                                    2,000
    6,475    Bolivar-Richburg, New York, Central School District,
               GO, BAN, 3.75%, 04/19/02                                    6,495
    1,500    Bolivar-Richburg, New York, Central School District,
               GO, BAN, 3.75%, 05/03/02                                    1,502
    2,771    Brookhaven, New York, IDA, IDR, Waverly
               Association LLC, Rev., FRDO, 2.00%, 09/06/01                2,771
      700    Broome County, New York, IDA, IDR, Binghamton
               Realty Project, Rev., FRDO, 1.85%, 09/05/01                   700
    2,300    Brunswick, New York, Central School District, GO,
               RAN, 3.38%, 03/28/02                                        2,302
   48,040    Buffalo, New York, Ser. 2001/2002-A, GO, RAN,
               3.60%, 06/27/02                                            48,155
    2,630    Buffalo, New York, Ser. C, GO, FGIC, 4.00%, 12/03/01          2,636
    2,300    Buffalo, New York, Sewer Authority, GO, BAN,
               3.40%, 06/20/02                                             2,305
    3,200    Candor, New York, Central School District, GO,
               BAN, 3.25%, 06/17/02                                        3,207
    1,350    Cobleskill-Richmondville, New York, Central School
               District, GO, RAN, 3.13%, 06/27/02                          1,353
      565    Coram, New York, Fire District, GO, FSA,
               4.25%, 04/15/02                                               568
    2,800    Dutchess County, New York, IDA, Civic Facility,
               Marist College, Ser. A, Rev., FRDO, 1.80%, 09/07/01         2,800

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 2,450    Dutchess County, New York, IDA, IDR, Laerdal
               Medical Corp. Project, Rev., FRDO, 2.00%, 09/05/01   $      2,450
    3,300    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.91%, 09/06/01                3,300
    5,990    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.91%, 09/06/01                5,990
   10,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3203, Class A, FRDO, #, 1.91%, 09/06/01            10,000
    8,805    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3205, Class A, FRDO, #, 1.91%, 09/06/01             8,805
    9,910    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3208, Class A, FRDO, #, 1.91%, 09/06/01             9,910
   20,880    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 95-3202, Class A, FRDO, #, 1.91%, 09/06/01            20,881
   18,900    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 95-3203, Class A, FRDO, #, 1.91%, 09/06/01            18,901
   12,155    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96-3207, Class A, FRDO, #, 1.91%, 09/06/01            12,155
   11,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3203, Class A, FRDO, #, 1.91%, 09/06/01           11,000
   14,850    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3208, Class A, FRDO, #, 1.91%, 09/06/01           14,850
    4,000    East Greenbush, New York, Ser. D, GO, BAN,
               4.63%, 09/26/01                                             4,000
    4,500    Eastport-South Manor, New York, Central School
               District, GO, TAN, 3.25%, 06/28/02                          4,529
   15,000    Edgemont, New York, Union Free School District of
               Greenburgh, GO, BAN, 3.00%, 09/12/02                       15,075
    2,700    Erie County, New York, Water Authority, Ser. A,
               Rev., FRDO, 1.75%, 09/05/01                                 2,700
    1,400    Erie County, New York, Water Authority, Ser. B,
               Rev., FRDO, 1.75%, 09/05/01                                 1,400
    2,500    Fabius-Pompey, New York, Central School District,
               GO, RAN, 3.00%, 06/28/02                                    2,504
    5,800    Fairport, New York, Central School District, GO,
               RAN, 3.38%, 05/02/02                                        5,811
    8,700    Gananda, New York, Central School District, GO,
               BAN, 3.40%, 01/30/02                                        8,704
    6,956    Gananda, New York, Central School District, GO,
               BAN, 4.75%, 12/20/01                                        6,961
      530    Glens Falls, New York, IDA, IDR, Broad Street
               Center Project, Rev., FRDO, 1.90%, 09/05/01                   530
    9,700    Gorham-Middlesex, New York, Central School
               District, GO, BAN, 3.25%, 01/25/02                          9,712
    1,000    Grand Central, New York, District Management
               Association, Capital Improvement, ^,
               6.50%, 01/02/02                                             1,031
    4,010    Great Neck North, New York, Water Authority,
               Water System, Ser. A, Rev., FRDO, 1.70%, 09/05/01           4,010
    1,100    Guilderland, New York, IDA, IDR, Northeastern
               Industrial Park, Ser. A, Rev., FRDO, 1.85%, 09/05/01        1,100


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 4,555    Hammondsport, New York, Central School District,
               GO, BAN, 3.00%, 06/20/02                             $      4,563
    4,748    Honeoye, New York, Central School District, GO,
               BAN, 4.50%, 12/28/01                                        4,753
    2,000    Islip, New York, IDA, IDR, Brentwood Distribution Co.
               Facility, Rev., FRDO, 2.00%, 09/07/01                       2,000
    2,000    Jamestown, New York, Community College
               Regional Board of Trustees, GO, RAN,
               3.00%, 09/06/02                                             2,007
    5,108    Jasper Troupsberg, New York, Central School
               District, GO, BAN, 3.00%, 06/18/02                          5,115
    5,000    Johnson City, New York, Central School District,
               GO, RAN, 3.25%, 06/28/02                                    5,016
    8,000    Lakeland, New York, Central School District, Shrub
               Oak, Ser. A, GO, BAN, 4.75%, 11/21/01                       8,006
    5,000    Livonia, New York, Central School District, GO,
               BAN, 4.25%, 01/17/02                                        5,020
    6,900    Malone, New York, Central School District, GO,
               BAN, 3.13%, 01/31/02                                        6,915
    4,955    Margaretville, New York, Central School District,
               GO, BAN, 3.25%, 06/28/02                                    4,969
    5,900    Marlboro, New York, Central School District, GO,
               BAN, 3.00%, 12/21/01                                        5,905
    2,500    Marlboro, New York, Central School District, GO,
               TAN, 3.25%, 06/28/02                                        2,507
    2,000    Mineola, New York, BAN, 4.75%, 12/14/01                       2,011
    2,751    Mineola, New York, BAN, 4.75%, 12/14/01                       2,766
   10,000    Monroe County, New York, IDA, Civic Facilities, St.
               Anns Home For Aged Project, Rev., FRDO,
               1.70%, 09/05/01                                            10,000
    1,400    Monroe County, New York, IDA, Public
               Improvements, Canal Ponds Park, Ser. D, Rev.,
               FRDO, 1.90%, 09/05/01                                       1,400
    1,700    Mount Morris, New York, Central School District,
               GO, RAN, 3.00%, 06/18/02                                    1,702
   10,335    Municipal Securities Trust Certificates,
               Ser. 2000-109, Class A, Rev., FRDO, #, 2.60%,
               09/04/01                                                   10,335
   17,500    Nassau County, New York, Interim Finance
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-108, FRDO, 1.95%, 09/05/01                        17,500
    5,000    New York Board of Cooperative Educational
               Services, First Supervisory District, Rev., RAN,
               3.13%, 06/28/02                                             5,015
    2,500    New York Board of Cooperative Educational
               Services, Sole Supervisory District, GO, RAN,
               3.25%, 06/21/02                                             2,504
    4,600    New York Board of Cooperative Educational
               Services, Sole Supervisory District, GO, RAN,
               3.25%, 06/28/02                                             4,611
    5,000    New York Board of Cooperative Educational
               Services, Sole Supervisory District, Rev., RAN,
               3.25%, 09/07/01                                             5,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 9,950    New York Board of Cooperative Educational
               Services, Sole Supervisory District, Rev., RAN,
               4.50%, 12/28/01                                      $      9,961
    5,000    New York City, New York, Floating Rate Trust
               Certificates, Ser. L-29, Regulation D, GO, FRDO,
               1.80%, 11/30/01                                             5,000
    3,755    New York City, New York, FLOATS, Ser. PA-148,
               FRDO, 2.00%, 09/06/01                                       3,755
    6,495    New York City, New York, FLOATS, Ser. PA-833,
               GO, FRDO, MBIA, IBC, 1.82%, 09/06/01                        6,495
    9,245    New York City, New York, FLOATS, Ser. PT-405,
               GO, FRDO, 1.82%, 09/06/01                                   9,245
    4,730    New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. B, Rev., FRDO, 1.85%, 09/05/01         4,730
    6,160    New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. E, Rev., FRDO, 1.80%, 09/05/01         6,160
    7,255    New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. F, Rev., FRDO, 1.85%, 09/05/01         7,255
    3,400    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, 100 Jane Street Development,
               Ser. A, Rev., FRDO, 1.75%, 09/05/01                         3,400
    6,100    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, 55 Pierrepont Development,
               Ser. A, Rev., FRDO, 1.75%, 09/05/01                         6,100
    5,000    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Broadway Development Corp.,
               Rev., FRDO, 1.75%, 09/05/01                                 5,000
   13,700    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Carnegie Park, Ser. A,
               Rev., FRDO, 1.80%, 09/05/01                                13,700
   16,370    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Columbus Apartments,
               Ser. A, Rev., FRDO, 1.80%, 09/05/01                        16,370
    3,300    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Columbus Green LLC,
               Ser. A, Rev., FRDO, 1.80%, 09/05/01                         3,300
    8,100    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, James Tower Development,
               Ser. A, Rev., FRDO, 1.80%, 09/05/01                         8,100
   17,500    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Monterey, Ser. A, Rev.,
               FRDO, 1.80%, 09/05/01                                      17,500
   10,000    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Rev., FRDO, 1.85%, 09/05/01          10,000
    3,300    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.75%, 09/05/01                                             3,300
    7,300    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.80%, 09/05/01                                             7,300

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
$   2,400    New York City, New York, Housing Development
               Corp., Multi-Family Housing, Ser. A, Rev., FRDO,
               1.85%, 09/05/01                                      $      2,400
    2,040    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Ser. B, Rev., 3.05%, 11/01/01         2,040
    2,070    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Ser. B, Rev., 3.05%, 05/01/02         2,070
    1,300    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Sullivan Street Project,
               Ser. A, Rev., FRDO, 1.85%, 09/05/01                         1,300
    5,600    New York City, New York, Housing Development Corp.,
               Multi-Family Housing, Tribeca Tower, Ser. A,
               Rev., FRDO, 1.85%, 09/05/01                                 5,600
    2,900    New York City, New York, IDA, Civic Facilities,
               Calhoun School Inc. Project, Rev., FRDO,
               1.80%, 09/07/01                                             2,900
    2,250    New York City, New York, IDA, Civic Facilities,
               Columbia Grammar & Prep School, Rev., FRDO,
               1.90%, 09/06/01                                             2,250
    4,730    New York City, New York, IDA, Civic Facilities,
               Jamaica First Pkg., LLC Project, Rev., FRDO,
               1.80%, 09/06/01                                             4,730
    7,500    New York City, New York, IDA, Civic Facilities,
               Municipal Securities Trust Receipts, Ser. SGA-110,
               Rev., FRDO, 1.90%, 09/05/01                                 7,507
    3,200    New York City, New York, IDA, IDR, DXB Videotape
               Inc. Project, Rev., FRDO, 2.05%, 09/05/01                   3,200
    5,400    New York City, New York, IDA, Special Facilities,
               Korean Airlines Co., Ser. C, Rev., FRDO, 1.95%,
               09/05/01                                                    5,400
    4,700    New York City, New York, Metro Transit Authority,
               GO, 2.20%, 11/08/01                                         4,700
   10,900    New York City, New York, Metro Transit Authority,
               GO, 2.25%, 12/10/01                                        10,900
    1,300    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SG-109, GO, FRDO,
               1.82%, 09/06/01                                             1,300
    5,525    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-33, GO, FRDO,
               1.91%, 09/06/01                                             5,525
   12,865    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
               1.90%, 09/06/01                                            12,865
    2,400    New York City, New York, Municipal Water Finance
               Authority, FLOATS, Ser. PA-523, Rev., FGIC,
               1.78%, 09/06/01                                             2,401
   15,000    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, 2.63%, 09/07/01          15,000
   15,960    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Floating Trust
               Receipts, Ser. 11, Rev., FRDO, 1.80%, 09/05/01             15,960


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $14,995    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, FLOATS,
               Ser. PA-454, Rev., FRDO, 1.78%, 09/06/01             $     14,995
    9,685    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGA-12, Rev., FRDO,
               1.90%, 09/05/01                                             9,685
    7,255    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGA-13, Rev., FRDO,
               1.90%, 09/05/01                                             7,255
    2,390    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGB-25, Rev., FRDO,
               1.91%, 09/06/01                                             2,390
   29,300    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGB-26, Rev., FRDO,
               1.91%, 09/06/01                                            29,301
    3,700    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Municipal
               Securities Trust Receipts, Ser. SGB-27, Rev., FRDO,
               FSA, 1.91%, 09/06/01                                        3,700
    4,400    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. A, Rev.,
               FGIC, FRDO, 2.40%, 09/04/01                                 4,400
    3,040    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. C, Rev.,
               FGIC, FRDO, 2.40%, 09/04/01                                 3,040
    4,000    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. F-1, Rev.,
               FRDO, 2.40%, 09/04/01                                       4,000
   17,300    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. G, Rev.,
               FGIC, FRDO, 2.45%, 09/04/01                                17,300
   10,985    New York City, New York, Ser. B, Sub. Ser. B-6,
               GO, FRDO, 2.55%, 09/04/01                                  10,985
    4,200    New York City, New York, Ser. B-1, Sub. Ser B-2,
               GO, FRDO, 2.40%, 09/04/01                                   4,200
    5,285    New York City, New York, Ser. B-1, Sub. Ser. B-8,
               GO, FRDO, 1.75%, 09/05/01                                   5,285
      400    New York City, New York, Ser. B-2, Sub. Ser. B-3,
               GO, FRDO, 2.40%, 09/04/01                                     400
    5,700    New York City, New York, Ser. B-2, Sub. Ser. B-5,
               GO, FRDO, 2.55%, 09/04/01                                   5,700
    4,000    New York City, New York, Ser. F, GO, ^,
               6.10%, 02/15/02                                             4,050
    2,095    New York City, New York, Ser. F-4, GO, FRDO,
               1.75%, 09/05/01                                             2,095
   16,050    New York City, New York, Ser. F-5, GO, FRDO,
               1.75%, 09/05/01                                            16,050


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
$   4,500    New York City, New York, Ser. H, Sub Ser. H-2,
               GO, FRDO, MBIA, 2.55%, 09/04/01                      $      4,500
    1,200    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 2.45%, 09/04/01                              1,200
    5,900    New York City, New York, Ser. H, Sub Ser. H-4,
               GO, FRDO, AMBAC, 1.85%, 09/05/01                            5,900
    1,900    New York City, New York, Sub. Ser. A-5, GO,
               FRDO, 2.40%, 09/04/01                                       1,900
    3,300    New York City, New York, Sub. Ser. E-4, GO,
               FRDO, 2.50%, 09/04/01                                       3,300
    4,600    New York City, New York, Sub. Ser. E-6, GO,
               FRDO, 2.45%, 09/04/01                                       4,608
    9,995    New York City, New York, Transitional Finance
               Authority, FLOATS, Ser. PA-830, Rev., FRDO,
               1.78%, 09/06/01                                             9,995
    7,215    New York City, New York, Transitional Finance
               Authority, FLOATS, Ser. PA-831, Rev., FRDO,
               1.78%, 09/06/01                                             7,217
    9,610    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A, Rev., FRDO,
               1.70%, 09/05/01                                             9,610
    1,940    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-1, Rev., FRDO,
               1.70%, 09/05/01                                             1,940
   20,400    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-2, Rev., FRDO,
               1.75%, 09/05/01                                            20,400
    1,700    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Sub. Ser. B-2, Rev.,
               FRDO, 2.55%, 09/04/01                                       1,700
    2,710    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Sub. Ser. B-3, Rev.,
               FRDO, 1.70%, 09/05/01                                       2,710
   17,300    New York City, New York, Transitional Finance
               Authority, Future Tax, Ser. C, FRDO,
               1.85%, 09/05/01                                            17,300
    4,900    New York City, New York, Transitional Finance
               Authority, Metropolitan Transportation Authority,
               Triborough, Floating Rate Trust Receipts,
               Ser. PMD-10, COP, FRDO, 2.01%, 09/06/01                     4,900
    4,165    New York City, New York, Trust Cultural Resources,
               American Museum of Natural History, Ser. B, Rev.,
               FRDO, 1.75%, 09/05/01                                       4,165
    2,672    New York City, New York, Trust Cultural Resources,
               Carnegie Hall, Rev., FRDO, 2.00%, 09/05/01                  2,672
    1,600    New York City, New York, Trust Cultural Resources,
               Ser. 162, Rev., FRDO, 1.89%, 09/06/01                       1,601
   11,000    New York Metropolitan Transportation Authority,
               2.60%, 09/27/01                                            11,000
    5,665    New York Mortgage Agency, FLOATS, Ser. PA-870,
               Rev., FRDO, 1.86%, 09/06/01                                 5,665


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
   AMOUNT    ISSUER                                                   VALUE
     Municipal Securities -- Continued
             New York -- Continued
$   8,865    New York State, Commissioner of General Services
               Executive Department, COP, 4.00%, 03/01/02           $      8,893
    5,000    New York State, Dorm Authority, Beaverwyck Inc.,
               Rev., FRDO, 1.85%, 09/05/01                                 5,000
    9,645    New York State, Dorm Authority, FLOATS,
               Ser. PA-409, Rev., FRDO, 1.78%, 09/06/01                    9,645
   13,770    New York State, Dorm Authority, FLOATS,
               Ser. PA-419, Rev., FRDO, 1.78%, 09/06/01                   13,770
    6,995    New York State, Dorm Authority, FLOATS,
               Ser. PA-434, Rev., FRDO, FSA, 1.78%, 09/06/01               6,995
    3,545    New York State, Dorm Authority, FLOATS,
               Ser. PA-449, Rev., FRDO, 1.78%, 09/06/01                    3,545
    9,340    New York State, Dorm Authority, FLOATS,
               Ser. PA-541, Rev., FRDO, 1.78%, 09/06/01                    9,340
    3,000    New York State, Dorm Authority, FLOATS,
               Ser. PA-640, Rev., FRDO, 1.78%, 009/06/01                   3,000
    9,825    New York State, Dorm Authority, FLOATS,
               Ser. PA-784, Rev., FRDO, MBIA, IBC, 1.78%, 09/06/01         9,825
      970    New York State, Dorm Authority, FLOATS,
               Ser. PT-130, Rev., FRDO, 1.78%, 09/06/01                      970
    5,645    New York State, Dorm Authority, New York Public
               Library, Ser. A, Rev., FRDO, 1.80%, 09/05/01                5,645
             6,600  New York State, Dorm Authority, New York Public
               Library, Ser. B, Rev., FRDO, 1.80%, 09/05/01                6,600
      900    New York State, Dorm Authority, Oxford University
               Press Inc., Rev., FRDO, 2.45%, 09/05/01                       900
    2,000    New York State, Dorm Authority, Ser. SGA-132, Rev.,
               FRDO, 1.90%, 09/05/01                                       2,001
    1,140    New York State, Dorm Authority, Siena College,
               MBIA, 4.25%, 07/01/02                                       1,155
    8,345    New York State, Energy Research & Development
               Authority, Facilities, FLOATS, Ser. PA-411, Rev.,
               FRDO, 1.78%, 09/06/01                                       8,345
    3,500    New York State, Energy Research & Development
               Authority, PCR, New York Electric & Gas, Ser. B,
               Rev., FRDO, 2.45%, 09/04/01                                 3,500
    7,760    New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.
               Project, Ser. A, Rev., FRDO, 2.45%, 09/04/01                7,760
    1,600    New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.
               Project, Ser. A, Rev., FRDO, 2.55%, 09/04/01                1,600
   11,800    New York State, Energy Research & Development
               Authority, PCR, Orange & Rockland Utilities Project,
               Ser. A, Rev., FRDO, 1.75%, 09/05/01                        11,800
   10,100    New York State, Energy Research & Development
               Authority, PCR, Orange & Rockland Utilities Project,
               Ser. A, Rev., FRDO, 1.75%, 09/05/01                        10,100
    3,500    New York State, Energy Research & Development
               Authority, PCR, Rochester Gas & Electric Corp.,
               Ser. B, Rev., FRDO, 1.70%, 09/05/01                         3,500


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 5,800    New York State, Energy Research & Development
               Authority, PCR, Rochester Gas & Electric Corp.,
               Ser. C, Rev., MBIA, FRDO, 1.75%, 09/05/01            $      5,800
    1,200    New York State, Environmental Facilities Corp.,
               OFS Equity Huntington Project, Rev., FRDO,
               2.55%, 09/04/01                                             1,200
    9,995    New York State, Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-500R, Rev., FRDO,
               1.78%, 09/06/01                                             9,995
   10,625    New York State, Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-853, Rev., FRDO,
               1.78%, 09/06/01                                            10,625
    5,300    New York State, Environmental Facilities Corp.,
               Solid Waste Disposal, General Electric Capital Corp.,
               Ser. A, Rev., FRDO, 4.55%, 11/30/01                         5,320
    2,500    New York State, General Services Dept., COP,
               4.25%, 09/04/01                                             2,500
   19,200    New York State, Housing Finance Agency, 101
               West End Ave. Housing, Ser. A, Rev., FRDO,
               1.90%, 09/05/01                                            19,200
    9,150    New York State, Housing Finance Agency, 101
               West End Ave. Housing, Ser. A, Rev., FRDO,
               1.90%, 09/05/01                                             9,150
    8,700    New York State, Housing Finance Agency, 101
               West End Ave. Housing, Ser. A, Rev., FRDO,
               1.90%, 09/05/01                                             8,700
   11,000    New York State, Housing Finance Agency, 150 East
               44th Street Housing, Ser. A, Rev., FRDO,
               1.90%, 09/05/01                                            11,000
    2,300    New York State, Housing Finance Agency, 345 East
               94th Street Housing, Ser. A, Rev., FRDO,
               1.80%, 09/05/01                                             2,300
    5,100    New York State, Housing Finance Agency, 345 East
               94th Street Housing, Ser. A, Rev., FRDO,
               1.80%, 09/05/01                                             5,100
    1,850    New York State, Housing Finance Agency, 363 West
               30th Street Housing, Ser. A, Rev., FRDO,
               1.80% 09/05/01                                              1,850
    2,495    New York State, Housing Finance Agency,
               FLOATS, Ser. PA-143, Rev., FRDO, 1.98%, 09/06/01            2,495
    8,820    New York State, Housing Finance Agency,
               FLOATS, Ser. PA-423, Rev., FRDO, 1.86%, 09/06/01            8,820
    8,200    New York State, Housing Finance Agency,
               Multi-Family Housing, Liberty View, Ser. A, Rev.,
               FRDO, 1.80%, 09/05/01                                       8,200
    4,600    New York State, Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.75%, 09/05/01                                             4,600
    3,300    New York State, Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               2.00%, 09/05/01                                             3,300


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 9,770    New York State, Housing Finance Agency,
               Normandie Court I Project, Rev., FRDO,
               1.70%, 09/05/01                                      $      9,770
    5,100    New York State, Housing Finance Agency,
               Residential, Ser. A, Rev., FRDO, 2.00%, 09/05/01            5,100
   13,800    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.85%, 09/05/01                                13,800
    9,200    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.85%, 09/05/01                                 9,200
   29,000    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.75%, 09/05/01                                29,000
    7,000    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.80%, 09/05/01                                 7,000
    8,400    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.85%, 09/05/01                                 8,400
   17,000    New York State, Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.85%, 09/05/01                                17,000
    4,000    New York State, Housing Finance Agency, Ser. A-150,
               Rev., FRDO, 1.90%, 09/05/01                                 4,000
    7,000    New York State, Housing Finance Agency, Ser. A-66,
               Rev., FRDO, 1.80%, 09/05/01                                 7,000
    3,400    New York State, Housing Finance Agency, Ser. A-W-2,
               Rev., FRDO, 1.75%, 09/05/01                                 3,400
   16,000    New York State, Housing Finance Agency, Ser. A-W-2,
               Rev., FRDO, 1.80%, 09/05/01                                16,000
    6,080    New York State, Housing Finance Agency, FLOATS,
               Ser. PA-805, FRDO, FSA, 1.78%, 09/06/01                     6,080
    2,500    New York State, Housing Financing Agency, Theatre
               Row Tower, Ser. A, Rev., FRDO, 2.35%, 09/05/01              2,500
    2,000    New York State, Housing Finance Agency, Service
               Contract Obligation, Ser. A, Rev., FRDO,
               1.70%, 09/05/01                                             2,000
   10,000    New York State, Housing Finance Agency, Theatre
               Row Tower, Ser. A, Rev., FRDO, 1.85%, 09/05/01             10,000
   21,900    New York State, Housing Finance Agency, Tribeca,
               Ser. A, Rev., FRDO, 1.85%, 09/05/01                        21,900
    4,200    New York State, Housing Finance Agency, Union
               Square South Housing, Rev., FRDO, 1.85%, 09/05/01           4,200
   10,000    New York State, Housing Finance Agency, Worth
               Street Housing, Ser. A, Rev., FRDO, 1.85%, 09/05/01        10,000
    5,940    New York State, Job Development Authority,
               Ser. A-1 through A-42, Rev., FRDO, 2.40%, 09/04/01          5,940
    7,790    New York State, Job Development Authority,
               Ser. B-1 through B-21, Rev., FRDO, 2.40%, 09/04/01          7,790
    5,800    New York State, Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-99, Rev.,
               FRDO, 1.78%, 09/06/01                                       5,800
   14,925    New York State, Local Government Assistance Corp.,
               FLOATS, Ser. PT-410, Rev., FRDO, 1.78%, 09/06/01           14,925
    5,100    New York State, Local Government Assistance Corp.,
               Municipal Securities Trust Receipts, Ser. SGA-59,
               Rev., FRDO, 2.60%, 09/04/01                                 5,100


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $35,800    New York State, Local Government Assistance Corp.,
               Ser. A, Rev., FRDO, 1.70%, 09/05/01                  $     35,800
   26,400    New York State, Local Government Assistance Corp.,
               Ser. B, Rev., FRDO, 1.80%, 09/05/01                        26,400
   12,740    New York State, Local Government Assistance Corp.,
               Ser. C, Rev., FRDO, 1.75%, 09/05/01                        12,740
    5,000    New York State, Local Government Assistance Corp.,
               Ser. D, Rev., FRDO, 1.70%, 09/05/01                         5,000
    5,000    New York State, Local Government Assistance Corp.,
               Ser. D, Rev., ^, 6.75%, 04/01/02                            5,202
   18,800    New York State, Local Government Assistance Corp.,
               Ser. G, Rev., FRDO, 1.75%, 09/05/01                        18,800
    9,700    New York State, Medical Care Facilities, Finance Corp.,
               Agency, FLOATS, Ser. PA-113, Rev., FRDO,
               1.78%, 09/06/01                                             9,700
    5,920    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-408, Rev., FRDO,
               1.78%, 09/06/01                                             5,920
   12,125    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-72, Rev., FRDO,
               1.78%, 09/06/01                                            12,125
    6,140    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-82, Rev., FRDO,
               1.86%, 09/06/01                                             6,164
    8,045    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-100, Rev., FRDO,
               1.78%, 09/06/01                                             8,045
    4,090    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-109, Rev., FRDO,
               1.78%, 09/06/01                                             4,090
    6,165    New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-17, Rev., FRDO,
               1.78%, 09/06/01                                             6,165
   10,730    New York State, Mortgage Agency, FLOATS,
               Ser. PA-657, Rev., FRDO, 1.78%, 09/06/01                   10,730
    5,125    New York State, Mortgage Agency, FLOATS,
               Ser. PT-1190, Rev., FRDO, 1.78%, 09/06/01                   5,125
    2,265    New York State, Mortgage Agency, FLOATS,
               Ser. PT-217, Rev., FRDO, 1.84%, 09/06/01                    2,265
    7,745    New York State, Mortgage Agency, FLOATS,
               Ser. PT-322, Rev., FRDO, 3.40%, 09/06/01                    7,745
    6,700    New York State, Ser. A, GO, FRDO, 3.20%, 02/07/02             6,700
   53,305    New York State, Thruway Authority, Floating Rate
               Receipts, Ser. SGA-119, FRDO, 2.60%, 09/04/01              53,305
   11,415    New York State, Thruway Authority, FLOATS,
               Ser. PA-532, Rev., FRDO, 1.78%, 09/06/01                   11,415
    1,030    New York State, Thruway Authority, Municipal
               Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
               1.90%, 09/05/01                                             1,030
    1,300    New York State, Thruway Authority, Rev., FRDO,
               2.50%, 09/04/01                                             1,300


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 5,785    New York State, Thruway Authority Highway &
               Bridge, Ser. A, Rev., 4.00%, 04/01/02                $      5,811
   10,400    New York State, Urban Development Corporation,
               FLOATS, Ser. SG-150, Rev. FRDO, MBIA,
               1.78%, 09/06/01                                            10,400
    8,780    New York, Long Island Power Authority, Electric
               Systems, Floating Rate Receipts, Ser. SG-125,
               Rev., FRDO, 1.82%, 09/06/01                                 8,780
    4,700    New York, Long Island Power Authority, Electric
               Systems, Sub. Ser. 2-C, Rev., FRDO, 2.40%, 09/04/01         4,700
    5,000    New York, Long Island Power Authority, Electric
               Systems, Sub. Ser. 3-B, Rev., FRDO, 2.40%, 09/04/01         5,000
    6,920    New York, Long Island Power Authority, Electric
               Systems, Sub. Ser. 7, Sub. Ser. 7-A, Rev., FRDO, +,
               1.70%, 09/05/01                                             6,920
    2,000    New York, Long Island Power Authority, Electric
               Systems, Sub. Ser. 7, Sub. Ser. 7-B, Rev., FRDO,
               1.80%, 09/05/01                                             2,000
    4,360    New York, Long Island, Power Authority, Electric
               Systems, FLOATS, Ser. PA-841, Rev., FRDO, FSA,
               1.82%, 09/06/01                                             4,360
   28,400    New York, Metropolitan Transportation Authority,
               Transportation Facilities, Ser. 98-B,
               2.55%, 09/06/01                                            28,400
    6,815    New York, Metropolitan Transportation Authority,
               Dedicated Tax Fund, FLOATS, Ser. PA-683, Rev.,
               FRDO, 1.78%, 09/06/01                                       6,815
    9,425    New York, Metropolitan Transportation Authority,
               Dedicated Tax Fund, Municipal Securities Trust
               Receipts, Ser. SGA-81, Rev., FRDO, 1.90%, 09/05/01          9,425
    8,985    New York, Metropolitan Transportation Authority,
               Municipal Securities Trust Receipts, Ser. SGA-82,
               Rev., FRDO, 1.90%, 09/05/01                                 8,985
    2,000    New York, Metropolitan Transportation Authority,
               Transportation Facilities, Special Obligation,
               Ser. CP-1, BAN, 2.55%, 09/12/01                             2,000
   14,900    New York, Metropolitan Transportation Authority,
               Transportation Facilities, Special Obligation,
               Ser. CP-1, BAN, 2.60%, 09/12/01                            14,900
   15,000    New York, Metropolitan Transportation Authority,
               Transportation Facilities, Special Obligations,
               Ser. CP-1, BAN, 2.50%, 09/06/01                            15,000
    4,995    New York, Triborough Bridge & Tunnel Authority,
               FLOATS, Ser. PA-665, Rev., FRDO, 1.82%, 09/06/01            4,995
   20,000    New York, Triborough Bridge & Tunnel Authority,
               Floating Rate Certificates, Ser. N-17, Regulation D,
               Rev., FRDO, 1.80%, 09/05/01                                20,000
   55,100    New York, Triborough Bridge & Tunnel Authority,
`              Floating Rate Trust Receipts, Ser. N-15, Regulation
               D, Rev., FRDO, 1.80%, 09/05/01                             55,100
    4,115    New York, Triborough Bridge & Tunnel Authority,
               FLOATS, Ser. PA-200, Rev., FRDO, 1.78%, 09/06/01            4,115


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

PRINCIPAL
 AMOUNT      ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 4,200    New York, Triborough Bridge & Tunnel Authority,
               FLOATS, Ser. SG-41, Rev., FRDO, 1.78%, 09/06/01      $      4,200
   38,380    New York, Triborough Bridge & Tunnel Authority,
               General Purpose, Ser. C, Rev., FRDO,
               1.80%, 09/06/01                                            38,380
    3,000    New York, Triborough Bridge & Tunnel Authority,
               Rev., ^, AMBAC, 6.25%, 01/02/02                             3,078
   10,000    New York, Triborough Bridge & Tunnel Authority,
               Special Obligation, Ser. B, Rev., FRDO,
               1.75%, 09/05/01                                            10,000
   14,100    New York, Triborough Bridge & Tunnel Authority,
               Special Obligation, Ser. C, Rev., FRDO,
               1.75%, 09/05/01                                            14,100
    6,100    New York, Triborough Bridge & Tunnel Authority,
               Special Obligation, Ser. D, Rev., FRDO,
               1.75%, 09/05/01                                             6,100
   15,000    Newburgh, New York, City School District, GO,
               RAN, 3.38%, 04/10/02                                       15,017
    4,995    Niagara Falls, New York, Bridge Commission,
               FLOATS, Ser. PA-530, Rev., FRDO, 1.78%, 09/06/01            4,995
   10,300    Niagara Falls, New York, Bridge Commission, Ser. A,
               Rev., FRDO, 1.75%, 09/05/01                                10,300
    3,375    Norwich, New York, Ser. A, GO, BAN, 3.50%, 03/28/02           3,382
    8,273    Odessa-Montour, New York, Central School District,
               GO, BAN, 3.00%, 02/28/02                                    8,281
    3,175    Oneida County, New York, IDA, Rev., FRDO,
               2.00%, 09/06/01                                             3,175
    4,400    Oneonta, New York, City School District, GO, RAN,
               3.00%, 06/21/02                                             4,407
   10,000    Onondaga County, New York, IDA, Solid Waste
               Disposal Facilities, Solvay Paperboard Project,
               Ser. A, Rev., FRDO, 4.25%, 12/20/01                        10,000
    5,000    Oyster Bay, New York, Ser. D, GO, BAN,
               3.25%, 08/23/02                                             5,028
    7,000    Oyster Bay, New York, Ser. D, GO, BAN,
               3.50%, 08/23/02                                             7,056
    4,048    Oyster Bay, New York, Ser. E, GO, BAN,
               3.25%, 08/23/02                                             4,071
    8,000    Oyster Bay, New York, Ser. A, BAN,
               3.75%, 01/25/02                                             8,008
    5,000    Oyster Bay, New York, Ser. B, GO, BAN,
               3.50%, 04/26/02                                             5,003
   16,825    Oyster Bay, New York, Ser. B, GO, BAN,
               4.00%, 04/26/02                                            16,907
    4,710    Oyster Bay, New York, Ser. C, GO, BAN,
               4.00%, 04/26/02                                             4,733
    1,179    Pamelia, New York, Sewer District No. 3, GO, BAN,
               3.13%, 06/19/02                                             1,182
    2,065    Pamelia, New York, Water District No. 5, GO, BAN,
               3.13%, 06/19/02                                             2,070
    8,000    Phelps-Clifton Springs, New York, Central School
               District, GO, BAN, 4.60%, 12/19/01                          8,002


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
  $ 3,430    Port Authority of New York & New Jersey, FLOATS,
               Ser. PA-810, Rev., FRDO, MBIA, 1.84%, 09/06/01       $      3,430
    1,245    Port Jervis, New York, IDA, The Future Home Tech
               Inc., Rev., FRDO, 2.15%, 09/05/01                           1,245
    6,360    Poughkeepsie, New York, IDA, Senior Living Facility,
               Manor at Woodside Project, Rev., FRDO,
               1.90%, 09/06/01                                             6,360
   12,658    Riverhead, New York, Central School District, 4th
               Ser., GO, BAN, 4.50%, 10/02/01                             12,659
    2,900    Riverhead, New York, Central School District, GO,
               BAN, 5.00%, 10/02/01                                        2,901
   19,000    Riverhead, New York, Central School District, GO,
               TAN, 3.13%, 06/21/02                                       19,042
      725    Rockland County, New York, IDA, IDR, X Products
               Corp. Project, Rev., FRDO, 1.90%, 09/07/01                    725
    2,120    Rockland County, New York, IDA, Shock Technical
               Inc. Project, Rev., FRDO, 2.00%, 09/05/01                   2,120
   10,000    Rome, New York, City School District, GO, RAN,
               3.50%, 06/28/02                                            10,024
      515    Rondout Valley, New York, Central School District,
               Accord, GO, FSA, 4.25%, 03/01/02                              517
    7,550    Roosevelt, New York, Union Free School District,
               GO, RAN, 4.25%, 06/27/02                                    7,612
      477    Sag Harbor, New York, Union Free School District,
               GO, FSA, 4.60%, 10/15/01                                      478
   21,710    Schenectady, New York, City School District, GO,
               BAN, 3.30%, 06/28/02                                       21,736
    6,000    Schenectady, New York, City School District, GO,
               RAN, 3.50%, 06/28/02                                        6,010
    5,077    Scio, New York, Central School District, GO, BAN,
               3.38%, 05/03/02                                             5,084
    5,000    Shenendehowa, New York, Central School District,
               GO, RAN, 3.00%, 06/21/02                                    5,004
    2,500    Solvay, New York, Union Free School District, GO,
               BAN, 3.25%, 06/27/02                                        2,508
    2,000    Southeast, New York, IDA, IDR, Unilock New York
               Inc. Project, Rev., FRDO, 2.20%, 09/05/01                   2,000
    1,700    St. Lawrence County, New York, IDA, PCR,
               Reynolds Metals, Rev., FRDO, 2.40%, 09/04/01                1,700
    1,700    Starpoint, New York, Central School District, GO,
               RAN, 3.13%, 10/01/01                                        1,700
    9,840    Steuben-Allegany Counties, New York, Board
               Cooperative Educational Services, Sole Supervisory
               District, GO, RAN, 3.00%, 06/28/02                          9,854
    4,000    Suffolk County, New York, IDA, Civic Facilities,
               Guide Dog Foundation Inc., Rev., FRDO,
               1.80%, 09/06/01                                             4,000
    1,000    Suffolk County, New York, Rev., TAN,
               4.75%, 09/10/01                                             1,000
   10,000    Suffolk County, New York, Water Authority, Rev.,
               BAN, FRDO, 1.85%, 09/05/01                                 10,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             New York -- Continued
$   2,700    Suffolk County, New York, Water Authority, Rev.,
               FRDO, BAN, 1.85%, 09/05/01                           $      2,700
    7,400    Sullivan County, New York, GO, BAN,
               3.25%, 09/14/01                                             7,400
    7,100    Syracuse, New York, Ser. A, GO, BAN,
               3.38%, 05/10/02                                             7,113
    5,500    Tompkins-Seneca-Tioga, New York, Board Of
               Cooperative Educational Services, GO, RAN,
               3.50%, 06/28/02                                             5,518
   85,900    Tsasc, Inc., New York, FLOATS, Ser. PA-797,
               Rev., FRDO, 2.11%, 09/06/01                                85,906
   10,000    Utica, New York, City School District, GO, RAN,
               3.50%, 06/26/02                                            10,022
    2,663    Utica, New York, City School District, Ser. A, GO,
               BAN, 3.75%, 02/15/02                                        2,666
    6,000    VRDC/IVRC Trust, Tax Exempt, Ser. 93-C, Rev., #,
               FRDO, 2.05%, 09/05/01                                       6,000
    3,878    Wayland-Cohocton, New York, Central School
               District, GO, BAN, 3.25%, 01/25/02                          3,883
    2,000    Westchester County, New York, Board Of
               Cooperative Educational Services, Sole Supervisory
               District, Rev., RAN, 3.13%, 06/27/02                        2,007
    4,050    Westchester County, New York, IDA, Civic
               Facility, Northern Westchester Hospital, Rev., FRDO,
               1.80%, 09/05/01                                             4,050
    4,860    Westchester County, New York, IDA, Community
               Housing Innovations, Inc., Rev., FRDO,
               1.80%, 09/06/01                                             4,860
    8,000    Westchester County, New York, IDA, Levester
               Redevelopment Agency, FRDO, 2.05%, 09/07/01                 8,000
    4,750    Westfield, New York, Central School District, GO,
               RAN, 3.25%, 06/27/02                                        4,756
    5,000    Yates County, New York, GO, BAN, 3.00%, 04/11/02              5,013
                                                                       ---------
                                                                       2,399,686

             Puerto Rico -- 1.1%
    9,625    Puerto Rico Commonwealth, 2.20%, 09/10/01                     9,625
      400    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.66%, 09/06/01                                               400
   15,695    Puerto Rico Commonwealth, Highway &
               Transportation Authority, Ser. II-R-66, Rev., FRDO,
               MBIA, 1.86%, 09/06/01                                      15,695
                                                                       ---------
                                                                          25,720
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                            $  2,426,472
             (Cost $2,426,472)*


                       See notes to financial statements.

JPMorgan CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- 100%
             California -- 90.3%
   $  800    Alameda-Contra Costa, California, School Financing
               Authority, Capital Improvements Financing Projects,
               Ser. I, COP, FRDO, 1.70%, 09/06/01                   $        800
      345    Anaheim, California, Electric, Rev., 4.50%, 10/01/01            345
    2,000    Anaheim, California, Housing Authority, Multi-Family
               Housing, Fountains of Anaheim Hills, Ser. A, Rev.,
               FRDO, 4.95%, 02/15/33                                       2,019
      150    California Educational Facilities Authority, FLOATS,
               Ser. PA-542, Rev., FRDO, 1.71%, 09/06/01                      150
      500    California Educational Facilities Authority,
               University of San Francisco, Rev., FRDO,
               1.85%, 09/05/01                                               500
      100    California Educational Facilities Authority,
               University of Southern California, Rev.,
               4.90%, 10/01/01                                               100
    1,700    California Housing Finance Agency, FLOATS,
               Ser. PA-539R, Rev., FRDO, 1.71%, 09/06/01                   1,700
    1,500    California Housing Finance Agency, Home
               Mortgage, Ser. I, Rev., 2.95%, 06/14/02                     1,500
    1,000    California Housing Finance Agency, Home
               Mortgage, Ser. P, Rev., 2.67%, 08/01/02                     1,000
    1,000    California Housing Finance Agency, Home
               Mortgage, Ser. W, Rev., 3.90%, 10/01/01                     1,000
      100    California Housing Finance Agency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.85%, 09/05/01                  100
    1,000    California Housing Finance Agency, Ser. II-R-44,
               Rev., FRDO, 1.96%, 09/06/01                                 1,000
    1,610    California Infrastructure & Economic Development,
               IDR, Pleasant Mattress Inc. Project, Ser. A, Rev.,
               FRDO, 2.00%, 09/05/01                                       1,610
      100    California PCFA, PCR, Shell Oil Co. Project, Ser. A,
               Rev., FRDO, 2.30%, 09/04/01                                   100
      600    California PCFA, PCR, Shell Oil Co. Project, Ser. B,
               Rev., FRDO, 2.30%, 09/04/01                                   600
      100    California PCFA, Solid Waste Disposal, Gilton Solid
               Waste Management, Ser. A, Rev., FRDO,
               1.95%, 09/06/01                                               100
      500    California School Cash Reserve Program Authority,
               Ser. A, Rev, AMBAC, 4.00%, 07/03/02                           505
    1,000    California State, Department of Water Resources,
               Center Valley Project, Floating Rate Trust Receipts,
               Ser. K-1, Regulation D, Rev., FRDO, 1.90%, 09/05/01         1,000
      400    California State, Department of Water Resources,
               Ser. L-8, Reg. D, Rev. FRDO, FSA, 1.80%, 09/05/01             400
      300    California State, Economic Development Financing
               Authority, Airport Facilities, Mercury Air Group,
               Rev., FRDO, 1.95%, 09/06/01                                   300
    2,000    California State, Economic Development Financing
               Authority, IDR, Provena Foods Inc. Project, Rev.,
               FRDO, 2.05%, 09/05/01                                       2,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Municipal Securities -- Continued
             California -- Continued
   $1,300    California State, Economic Development Financing
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 2.00%, 09/05/01                 $      1,300
      300    California State, Economic Development Financing
               Authority, IDR, Volk Enterprises Inc. Project, Rev.,
               FRDO, 1.95%, 09/06/01                                         300
    2,000    California State, Floating Rate Receipts, Ser. SG-85,
               FRDO, 1.79%, 09/06/01                                       2,000
    3,900    California State, Floating Rate Receipts, Ser. SG-89,
               GO, FRDO, MBIA-IBC, 2.50%, 09/05/01                         3,900
    4,940    California State, Municipal Securities Trust
               Certificates, Ser. 1998-47, Class A, Rev., FRDO, #,
               1.80%, 09/05/01                                             4,940
    1,000    California State, Municipal Securities Trust Receipts,
               Ser. SGA-40, GO, FRDO, 1.85%, 09/05/01                      1,000
    2,800    California State, Municipal Securities Trust Receipts,
               Ser. SGA-55, GO, FRDO, 1.85%, 09/05/01                      2,800
      200    California State, Public Works Board Lease,
               Department of Corrections, State Prisons, Ser. A,
               Rev., 5.00%, 12/01/01                                         201
      500    California State, Public Works Board Lease, Ser. A,
               Rev., 6.00%, 09/04/01                                         500
    1,980    California State, Ser. L, Class A, 1.79%, 09/06/01            1,980
    2,400    California Statewide Communities Development
               Authority, Ser. N-6, Regulation D, Rev., FRDO,
               2.00%, 09/05/01                                             2,400
      600    California, Three Valleys Municipal Water District,
               Miramar Water Treatment, COP, FRDO,
               1.90%, 09/05/01                                               600
      655    Chula Vista, California, Ser. A, COP, 4.25%, 09/04/01           655
      245    Citrus Heights, California, Water District, COP,
               4.00%, 10/01/01                                               245
      200    Contra Costa County, California, Ser. A, GO, TRAN,
               5.25%, 10/01/01                                               200
      200    Coronado, California, Community Development
               Project, Tax Allocation, FSA, 4.60%, 09/04/01                 200
    1,000    El Cajon, California, Redevelopment Agency, Tax
               Allocation, ^, AMBAC, 6.60%, 10/01/01                       1,023
      500    Fairfield, California, GO, TRAN, 5.25%, 09/28/01                501
      600    Irvine Ranch, California, Water District, No. 105,
               140, 240 & 250, Rev., FRDO, 2.35%, 04/01/33                   600
      200    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 89-10, Special Assessment,
               FRDO, 2.35%, 09/04/01                                         200
       48    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 97-17, Special Assessment,
               FRDO, 2.35%, 09/04/01                                          48
    1,200    Livermore, California, Multi-Family Housing, Park,
               Ser. A, Rev., FRDO, 1.85%, 09/05/01                         1,200
    2,000    Los Angeles County, California, Metropolitan
               Transportation Authority, Floating Rate Receipts,
               Ser. SG-54, Rev., FRDO, 1.71%, 09/06/01                     2,000


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             California -- Continued
   $2,000    Los Angeles County, California, Metropolitan
               Transportation Authority, Floating Rate Receipts,
               Ser. SG-55, Rev., FRDO, 1.71%, 09/06/01              $      2,000
      100    Los Angeles County, California, Metropolitan
               Transportation Authority, Proposition C, Second
               Ser., Ser. A, Rev., FRDO, 1.90%, 09/06/01                     100
      400    Los Angeles County, California, Public Works
               Financing Authority, Regulation Park & Open Space
               District, Ser. A, Rev., 5.00%, 10/01/01                       400
    1,000    Los Angeles, California, Community College
               District, Ser. II-R-71, GO, COP, FRDO, MBIA,
               2.68%, 06/20/02                                             1,004
      220    Los Angeles, California, Community
               Redevelopment Agency, Community Redevelopment
               Financing Authority, Pooled Financing, Monterey,
               Ser. E, Rev., 4.50%, 09/04/01                                 220
      300    Los Angeles, California, Community Redevelopment
               Agency, Tax Allocation, Ser. C, ^, MBIA,
               6.45%, 12/01/02                                               309
      300    Los Angeles, California, Department of Power and
               Waterworks, Sub Ser. B-4, Rev., 1.70%, 09/06/01               300
      590    Los Angeles, California, Housing Authority,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               1.80%, 09/04/01                                               590
      485    Milpitas, California, Public Financing Authority, COP,
               4.13%, 11/01/01                                               485
    1,000    Modesto, California, Community Center Refinancing
               Project, COP, ^, AMBAC, 6.50%, 11/01/01                     1,026
      500    Mojave, California, Water Improvement, Morongo
               Basin, GO, ^, MBIA, 6.95%, 09/04/01                           510
    1,000    Monrovia, California, Unified School District,
               Municipal Securities Trust Receipt, Ser. SGA-70,
               Rev., FRDO, 1.80%, 09/05/01                                 1,000
    1,000    Oakland-Alameda County, California, Coliseum
               Authority, Coliseum Project, Ser. C-1, Rev., FRDO,
               1.50%, 09/05/01                                             1,000
      100    Ontario, California, Redevelopment Agency, IDR,
               Safariland Project, Rev., FRDO, 2.00%, 09/05/01               100
      300    Ontario, California, Redevelopment Agency,
               Multi-Family Housing, Seasons at Gateway, Sub.
               Ser. B, Rev., FRDO, 1.90%, 09/05/01                           300
      949    Orange County, California, Apartment Development,
               Niguel Summit 2, Ser. B, Rev., FRDO, 1.90%, 09/04/01          949
      700    Orange County, California, Apartment Development,
               Pointe Niguel Project, Ser. C, Rev., FRDO,
               1.85%, 09/06/01                                               700
      500    Orange County, California, Ser. A, COP, FRDO,
               2.35%, 09/04/01                                               500
    1,500    Oxnard, California, Industrial Development
               Financing Authority, IDR, Accurate Engineering
               Project, Rev., FRDO, 2.00%, 09/05/01                        1,500


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                    VALUE
     Municipal Securities -- Continued
             California -- Continued
$     965    Palm Springs, California, Unified School District,
               GO, FSA, 2.75%, 02/01/02                             $        965
    1,000    Pleasant Hill, California, Redevelopment Agency
               Multi-Family Housing, Chateau III, Ser. A,
               Rev., FRDO, 2.00%, 09/05/01                                 1,000
      390    Pomona, California, Public Financing Authority,
               Merged Redevelopment Project, Ser. AD, Tax
               Allocation, MBIA, 4.00%, 02/01/02                             391
      900    Riverside County, California, Asset Leasing Corp.,
               Southwest Justice Center, Ser. B, Rev., FRDO,
               MBIA, 1.90%, 11/07/01                                         900
      500    Riverside County, California, Capital Project, Ser. A,
               COP, ^, 6.13%, 11/01/01                                       512
      500    Riverside County, California, Riverside County
               Public Facilities, Ser. C, COP, FRDO, 1.80%, 09/04/01         500
      220    Rosemead, California, School District, Ser. 2000-A,
               GO, MBIA, 8.00%, 02/01/02                                     224
      100    Sacramento, California, City Financing Authority,
               Rev., ^, 6.80%, 11/01/01                                      103
      235    Sacramento, California, Municipal Utilities District,
               Ser. D, Rev., FSA, 4.90%, 11/15/01                            236
      200    San Bernardino County, California, Housing
               Authority, Multi-Family Housing, Victoria Terrace
               Project, Ser. A, Rev., FRDO, 2.00%, 09/04/01                  200
       85    San Bernardino County, California, IDA,
               Aqua-Service, Rev., FRDO, 1.95%, 09/05/01                      85
       80    San Bernardino County, California, IDA, Master
               Halco Inc., Ser. II, Rev., FRDO, 2.00%, 09/04/01               80
      400    San Diego, California, Housing Authority,
               Multi-Family Housing Project, Nobel Court LTD, Rev.,
               FRDO, 1.85%, 09/06/01                                         400
      300    San Diego, California, Multi-Family Housing, Issue
               A, Rev., FRDO, 1.85%, 09/06/01                                300
      100    San Francisco, California, City and County, Ser. 1,
               GO, FGIC, 4.10%, 06/15/02                                     101
      390    San Francisco, California, State Building Authority
               Lease, Civic Center Complex, Ser. A, Rev.,
               4.30%, 12/01/01                                               391
    2,000    San Gabriel Valley, California, 2.65%, 11/09/01               2,000
      500    San Leandro, California, Multi-Family Housing,
               FNMA Agreement, Rev., FRDO, 1.85%, 09/05/01                   500
      500    Santa Ana, California, Housing Authority,
               Multi-Family Housing, Vintage Apartments, Ser. A,
               Rev., FRDO, 1.90%, 09/06/01                                   500
      650    Santa Ana, California, Unified School District, COP,
               FRDO, 1.70%, 09/05/01                                         650
      625    Santa Clara County-El Camino, California, Hospital
               District, Hospital Facilities Authority, ACES, Lease,
               Valley Medical Center Project, Ser. B, Rev., FRDO,
               1.90%, 09/04/01                                               625


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT     ISSUER                                                   VALUE
     Municipal Securities -- Continued
             California -- Continued
$     490    Santa Cruz County, California, Redevelopment
               Agency, Live Oak/Soquel Project, Tax Allocation,
               4.25%, 09/04/01                                      $        490
    1,000    Santa Rosa, California, Elementary School District,
               GO, TRAN, 3.50%, 09/05/02                                   1,011
    1,000    Sonoma Valley, California, Unified School District,
               GO, TRAN, 3.25%, 09/05/02                                   1,008
    1,000    South Coast, California, Local Education Agencies,
               Rev., TRAN, 3.25%, 06/28/02                                 1,005
      200    Southern California Metropolitan Water District,
             Ser. A-1, GO, 5.00%, 03/01/02                                   202
      500    Southern California Metropolitan Water District,
               Waterworks, Ser. B, GO, 3.00%, 03/01/02                       500
      425    Upland, California, Community Redevelopment
               Agency, Multi-Family Housing, Northwoods Project,
               Ser. 168-A, Rev., FRDO, 1.80%, 09/06/01                       425
      140    Ventura, California, Unified School District,
               Ser. 1997-E, GO, MBIA, 6.50%, 08/01/02                        145
    1,500    West Contra Costa, California, Unified School
               District, GO, TRAN, 3.25%, 08/21/02                         1,512
      130    Westminster, California, Redevelopment Agency
               Project No. 1, Tax Allocation, ^, 6.20%, 08/01/02             137
                                                                    ------------
                                                                          75,713

             Puerto Rico -- 9.7%
      250    Puerto Rico Commonwealth, FLOATS, Ser. PA-472,
`              Rev., FRDO, 1.66%, 09/06/01                                   250
    1,000    Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
               GO, FRDO, 1.66%, 09/06/01                                   1,000
      700    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.66%, 09/06/01                                               700
    1,000    Puerto Rico Commonwealth, Tax Exempt
               Promissory Note, 2.15%, 09/13/01                            1,000
    2,500    Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
               Class F, GO, FRDO, MBIA, 1.76%, 09/06/01                    2,501
    1,722    Puerto Rico Government Development Bank,
               3.00%, 09/12/01                                             1,722
    1,000    Puerto Rico Government Development Bank,
               3.00%, 09/21/01                                             1,000
                                                                    ------------
                                                                           8,173

--------------------------------------------------------------------------------

             Total Investments -- 100.0%                            $     83,886
             (Cost $83,886)*


                       See notes to financial statements.

JPMORGAN MONEY MARKET FUNDS
PORTFOLIO OF INVESTMENTS (CONTINUED)

INDEX:

*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
^       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
AMBAC   -- American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Notes.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
Eagles  -- Earnings of accrual generated on local exempt securities.
FGIC    -- Financial Guaranty Insurance Corp.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2001.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at August 31, 2001.
FSA     -- Financial Securities Assistance.
GAN     -- Grant Anticipation Note.
GIC     -- Guaranteed Investment Contract.
GO      -- General Obligation.
IDA     -- Industrial Development Authority.
IDC     -- Industrial Development Corp.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-Up Bond. The maturity date shown is the call date. The interest rate shown is the rate in effect at August 31, 2001.
TAN     -- Tax Anticipation Notes.
TRAN    -- Tax & Revenue Anticipation Notes.


                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES As of August 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                         100% U.S.
                                         TREASURY        U.S.        TREASURY
                                        SECURITIES    GOVERNMENT       PLUS
                                           MONEY        MONEY         MONEY
                                          MARKET        MARKET        MARKET
                                           FUND          FUND         FUND
   ASSETS:
     Investment securities, at
     value                              $5,335,751     $9,168,095     $2,887,184
     Cash                                        1              1             --
     Receivables:
       Interest                              1,074         18,366          4,486
       Fund shares sold                     26,431         35,917         28,383
--------------------------------------------------------------------------------
          Total Assets                   5,363,257      9,222,379      2,920,053
--------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities
       purchased                                --             --         49,925
       Dividends                            13,826         25,507          7,020
       Fund shares redeemed                 15,855         21,352         24,344
       Deferred trustee compensation           829          1,518            569
     Accrued liabilities:
       Investment advisory fees                448            754            220
       Administration fees                     336            377            132
       Shareholder servicing fees            1,259          1,725            385
       Distribution fees                        78            219            111
       Custody fees                            119            119             27
       Other                                   699            842             61
--------------------------------------------------------------------------------
          Total Liabilities                 33,449         52,413         82,794
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                     5,329,230      9,169,943      2,837,362
     Accumulated distributions in
     excess of net investment income           (98)            (8)           (59)
     Accumulated net realized gain
     (loss) on investments                     676             31            (44)
--------------------------------------------------------------------------------
          Net Assets                    $5,329,808     $9,169,966     $2,837,259
--------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
     Vista Shares                        4,026,797      4,150,093      1,567,203
     Premier Shares                        132,891      1,251,196        326,195
     Institutional Shares                1,169,599      3,768,707        944,045
   Net Asset Value, offering and
   redemption price per share
   (all classes)                        $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------
   Cost of Investments                  $5,335,751     $9,168,095     $2,887,184
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES As of August 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                         FEDERAL        PRIME      TAX FREE
                                          MONEY         MONEY        MONEY
                                          MARKET        MARKET       MARKET
                                         FUND II       FUND II       FUND
   ASSETS:
     Investment securities, at
     value                              $2,003,738    $29,178,683    $1,990,065
     Cash                                       --          9,080           943
     Receivables:
       Investment securities sold           99,822            888            30
       Interest                              4,459        106,521        11,502
       Fund shares sold                      4,726        469,348         5,228
       Expense reimbursement
       from Distributor                          8             --             8
--------------------------------------------------------------------------------
          Total Assets                   2,112,753     29,764,520     2,007,776
--------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities
       purchased                                --             --        56,344
       Dividends                             6,234         87,737         3,476
       Fund shares redeemed                  2,181        379,400         3,450
       Deferred trustee compensation           239          3,099           315
     Accrued liabilities:
       Investment advisory fees                179          2,547           166
       Administration fees                     179          2,292           166
       Shareholder servicing fees              270          4,179           207
       Distribution fees                        56              9            76
       Custody fees                             61            440            58
       Other                                   419          1,861            60
--------------------------------------------------------------------------------
          Total Liabilities                  9,818        481,564        64,318
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                     2,102,907     29,282,186     1,944,153
     Accumulated distributions in
     excess of net investment income           (94)          (146)          (38)
     Accumulated net realized gain
     (loss) on investments                     122            916          (657)
--------------------------------------------------------------------------------
          Net Assets                    $2,102,935    $29,282,956    $1,943,458
--------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
     Vista Shares                          658,322     10,366,531       907,292
     Premier Shares                        275,085      2,153,934       115,581
     Institutional Shares                1,168,491     16,734,588       921,305
     Reserve Shares                          1,001         10,001             1
     B Shares                                   --         17,746            --
     C Shares                                   --            303            --
   Net Asset Value, offering and
   redemption price per share
   (all classes) *                      $     1.00    $      1.00    $     1.00
--------------------------------------------------------------------------------
   Cost of Investments                  $2,003,738    $29,178,683    $1,990,065
--------------------------------------------------------------------------------


* Redemption price for Class B and C Shares may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES As of August 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                        NEW YORK     CALIFORNIA
                                                        TAX FREE      TAX FREE
                                                         MONEY          MONEY
                                                         MARKET        MARKET
                                                         FUND           FUND
   ASSETS:
     Investment securities, at
     value                                             $2,426,472       $83,886
     Cash                                                      --           114
     Receivables:
      Investment securities sold                           30,000           401
      Fund shares sold                                      9,183            57
      Interest                                             13,326           537
      Expense reimbursement from Distributor                    8            --
--------------------------------------------------------------------------------
          Total Assets                                  2,478,989        84,995
--------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      To Custodian                                            233            --
      Investment securities purchased                      28,181         2,019
      Dividends                                             3,585           131
      Fund shares redeemed                                  6,532            --
      Deferred trustee compensation                           311            13
     Accrued liabilities:
      Investment advisory fees                                206             7
      Administration Fees                                     103             4
      Shareholder servicing fees                              720             7
      Distribution fees                                        82             7
      Custody fees                                             59            16
      Other                                                   247            36
--------------------------------------------------------------------------------
          Total Liabilities                                40,259         2,240
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                    2,438,714        82,773
     Accumulated undistributed/
     (distributions in excess of) net
     investment income                                         16            (3)
     Accumulated net realized loss
     on investments                                            --           (15)
--------------------------------------------------------------------------------
          Net Assets                                   $2,438,730       $82,755
--------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
     Vista Shares                                       2,438,815        82,774
     Reserve Shares                                             1            --
   Net Asset Value, offering and
   redemption price per share
   (all classes)                                       $     1.00       $  1.00
--------------------------------------------------------------------------------
   Cost of Investments                                 $2,426,472       $83,886
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2001

(Amounts in Thousands)

                                               100% U.S.
                                                TREASURY       U.S.      TREASURY
                                               SECURITIES   GOVERNMENT     PLUS
                                                 MONEY         MONEY      MONEY
                                                MARKET        MARKET      MARKET
                                                 FUND          FUND        FUND
-----------------------------------------------------------------------------------
   INTEREST INCOME:                               $276,334    $441,964    $135,613
-----------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                        5,353       8,216       2,583
     Administration fees                             5,353       8,216       2,583
     Shareholder servicing fees -- Vista Shares     13,742      13,786       4,852
     Shareholder servicing fees -- Premier Shares      329       2,874         722
     Shareholder servicing fees -- Institutional
     Shares                                          1,295       3,128         908
     Distribution fees -- Vista Shares               3,926       3,939       1,386
     Distribution fees -- Premier Shares                --       1,150          --
     Custodian fees                                    411         502         165
     Printing and postage                               35          30          13
     Professional fees                                 101         105          67
     Registration expenses                             960         553         642
     Transfer agent fees -- Vista Shares               666         475         170
     Transfer agent fees -- Premier Shares              39          95          39
     Transfer agent fees -- Institutional Shares        63          46          45
     Trustees' fees                                    738       1,291         466
     Other                                              95         198         148
-----------------------------------------------------------------------------------
          Total expenses                            33,106      44,604      14,789
-----------------------------------------------------------------------------------
     Less amounts waived                             5,546       7,024       2,653
     Less earnings credits                               9          76          30
     Less expense reimbursements                       516         952         358
-----------------------------------------------------------------------------------
         Net expenses                               27,035      36,552      11,748
-----------------------------------------------------------------------------------
          Net investment income                    249,299     405,412     123,865
-----------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on
     on investment transactions                      2,293         252          (8)
-----------------------------------------------------------------------------------
     Net increase in net assets
     from operations                              $251,592    $405,664    $123,857
-----------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2001

(Amounts in Thousands)

                                                       FEDERAL      PRIME      TAX FREE
                                                        MONEY       MONEY       MONEY
                                                        MARKET      MARKET      MARKET
                                                       FUND II      FUND II      FUND
------------------------------------------------------------------------------------------
   INTEREST INCOME:                                     $94,624    $1,452,311    $67,142
------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                             1,767        26,821      1,842
     Administration fees                                  1,767        26,821      1,842
     Shareholder servicing fees -- Vista Shares           2,231        31,039      3,224
     Shareholder servicing fees -- Premier Shares           728         5,275        269
     Shareholder servicing fees -- Institutional Shares     838        15,826        814
     Shareholder servicing fees -- Reserve Shares            --             6         --
     Shareholder servicing fees -- B Shares                  --            36         --
     Shareholder servicing fees -- C Shares                  --             1         --
     Distribution fees -- Vista Shares                      637            --        921
     Distribution fees -- Reserve Shares                     --             5         --
     Distribution fees -- B Shares                           --           108         --
     Distribution fees -- C Shares                           --             1         --
     Custodian fees                                         190         1,602        256
     Printing and postage                                    14           158         23
     Professional fees                                       46           307         40
     Registration expenses                                  108         1,365        276
     Transfer agent fees -- Vista Shares                    354         2,115        112
     Transfer agent fees -- Premier Shares                   38           164         24
     Transfer agent fees -- Institutional Shares             47           135         41
     Transfer agent fees -- Reserve Shares                   19            20         19
     Transfer agent fees -- B Shares                         --             3         --
     Trustees' fees                                         219         2,987        274
     Other                                                   --         2,379        181
------------------------------------------------------------------------------------------
          Total expenses                                  9,003       117,174     10,158
------------------------------------------------------------------------------------------
     Less amounts waived                                    760        12,018      1,736
     Less earnings credits                                   21           132        106
     Less expense reimbursements                            167         1,912        217
------------------------------------------------------------------------------------------
         Net expenses                                     8,055       103,112      8,099
------------------------------------------------------------------------------------------
          Net investment income                          86,569     1,349,199     59,043
------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on
     on investment transactions                             184         1,067       (203)
------------------------------------------------------------------------------------------
     Net increase in net assets
     from operations                                    $86,753    $1,350,266    $58,840
------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2001
(Amounts in Thousands)

                                                                 NEW YORK    CALIFORNIA
                                                                 TAX FREE     TAX FREE
                                                                   MONEY       MONEY
                                                                  MARKET       MARKET
                                                                   FUND         FUND
------------------------------------------------------------------------------------------
   INTEREST INCOME:                                               $74,165      $2,871
------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                       2,136          89
     Administration fees                                            2,136          89
     Shareholder servicing fees -- Vista Shares                     7,477         311
     Distribution fees -- Vista Shares                              2,136          89
     Custodian fees                                                   253          72
     Printing and postage                                               8           1
     Professional fees                                                 43          31
     Registration expenses                                            169           8
     Transfer agent fees -- Vista Shares                              351          22
     Transfer agent fees -- Reserve Shares                             19          --
     Trustees' fees                                                   281          12
     Other                                                            201          12
------------------------------------------------------------------------------------------
          Total expenses                                           15,210         736
------------------------------------------------------------------------------------------
     Less amounts waived                                            2,350         233
     Less earnings credits                                             51           6
     Less expense reimbursements                                      213           8
------------------------------------------------------------------------------------------
          Net expenses                                             12,596         489
------------------------------------------------------------------------------------------
            Net investment income                                  61,569       2,382
------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on
     on investment transactions                                         4          (3)
------------------------------------------------------------------------------------------
     Net increase in net assets
     from operations                                              $61,573      $2,379
------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                               100% U.S. TREASURY
                                                                  SECURITIES               U.S. GOVERNMENT         TREASURY PLUS
                                                                 MONEY MARKET               MONEY MARKET            MONEY MARKET
                                                                     FUND                       FUND                   FUND
                                                             ---------------------     --------------------   ---------------------
                                                                  YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                                   AUGUST 31,                AUGUST 31,              AUGUST 31,
                                                             ---------------------     --------------------   ---------------------
                                                               2001          2000       2001        2000         2001        2000
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income                                  $  249,299  $  214,942  $  405,412  $  400,842   $  123,865  $  142,715
     Net realized gain (loss) on investments                     2,293         183         252          25           (8)          7
------------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations                 251,592     215,125     405,664     400,867      123,857     142,722
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                    (249,278)   (214,925)   (405,413)   (400,848)    (123,864)   (142,713)
     Net realized gain on investment transactions               (1,627)       (200)       (201)         --          (42)        (62)
------------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                   (250,905)   (215,125)   (405,614)   (400,848)    (123,906)   (142,775)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital share transactions     806,510     291,140   1,999,342    (202,496)     338,383    (690,943)
------------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                   807,197     291,140   1,999,392    (202,477)     338,334    (690,996)
   NET ASSETS:
     Beginning of period                                     4,522,611   4,231,471   7,170,574   7,373,051    2,498,925   3,189,921
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                          $5,329,808  $4,522,611  $9,169,966  $7,170,574   $2,837,259  $2,498,925
------------------------------------------------------------------------------------------------------------------------------------
   Accumulated distributions in excess of net
     investment income                                      $      (98) $     (119) $       (8) $       (7)  $      (59) $      (60)
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                    FEDERAL                    PRIME                   TAX FREE
                                                                  MONEY MARKET              MONEY MARKET             MONEY MARKET
                                                                    FUND II                   FUND II                    FUND
                                                           -------------------------  ------------------------  --------------------
                                                                   YEAR ENDED                YEAR ENDED               YEAR ENDED
                                                                    AUGUST 31,                AUGUST 31,               AUGUST 31,
                                                           -------------------------  ------------------------  --------------------
                                                              2001           2000        2001          2000        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income                                 $   86,569  $   60,450  $ 1,349,199  $   615,937  $   59,043  $   54,183
     Net realized gain (loss) on investments                      184         (24)       1,067          (60)       (203)        (60)
     Change in net unrealized appreciation of investments          --          --           --        3,884          --          --
------------------------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations                 86,753      60,426    1,350,266      619,761      58,840      54,123
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                    (86,615)    (60,450)  (1,349,240)    (615,944)    (59,104)    (54,097)
     Net realized gain on investment transactions                 (30)         --          (89)        (121)         --          --
------------------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                   (86,645)    (60,450)  (1,349,329)    (616,065)    (59,104)    (54,097)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase from capital share transactions               960,673      45,691   16,524,717    2,947,065     289,058     294,372
------------------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                             960,781      45,667   16,525,654    2,950,761     288,794     294,398
   NET ASSETS:
     Beginning of period                                    1,142,154   1,096,487   12,757,302    9,806,541   1,654,664   1,360,266
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                         $2,102,935  $1,142,154  $29,282,956  $12,757,302  $1,943,458  $1,654,664
------------------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed/(distributions in excess of)
      net investment income                                $      (94) $      (48) $      (146) $      (131) $      (38) $       23
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                     NEW YORK TAX FREE       CALIFORNIA TAX FREE
                                                                       MONEY MARKET             MONEY MARKET
                                                                           FUND                     FUND
                                                               ---------------------------  ------------------------
                                                                       YEAR ENDED                YEAR ENDED
                                                                        AUGUST 31,               AUGUST 31,
                                                               ---------------------------  ------------------------
                                                                  2001            2000         2001         2000
 -------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income                                   $   61,569     $   53,819     $ 2,382     $ 1,912
     Net realized gain (loss) on investments                          4             60          (3)         --
 -------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations                   61,573         53,879       2,379       1,912
 -------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                      (61,588)       (53,800)     (2,382)     (1,912)
     Net realized gain on investment transactions                   (27)            --          --          --
 -------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                     (61,615)       (53,800)     (2,382)     (1,912)
 -------------------------------------------------------------------------------------------------------------------
   Net increase from capital share transactions                 607,560        326,622       5,239       9,879
 -------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                               607,518        326,701       5,236       9,879
   NET ASSETS:
     Beginning of period                                      1,831,212      1,504,511      77,519      67,640
 -------------------------------------------------------------------------------------------------------------------
     End of period                                           $2,438,730     $1,831,212     $82,755     $77,519
 -------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed/(distributions in excess of)
      net investment income                                  $       16     $       60     $    (3)    $    (3)
 -------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FUNDS
     NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company.

Effective February 21, 2001, the following eight separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:

               NEW NAME                                                    OLD NAME
------------------------------------------------------------------------------------------------------
JPMorgan 100% U.S. Treasury Securities Money              Chase Vista 100% U.S. Treasury Securities
  Market Fund ("USTS")                                      Money Market Fund

JPMorgan U.S. Government Money Market Fund                Chase Vista U.S. Government Money Market
  ("USG")                                                   Fund

JPMorgan Treasury Plus Money Market Fund ("TP")           Chase Vista Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund II ("FED")             Chase Vista Federal Money Market Fund

JPMorgan Prime Money Market Fund II ("PRM")               Chase Vista Prime Money Market Fund

JPMorgan Tax Free Money Market Fund ("TF")                Chase Vista Tax Free Money Market Fund

JPMorgan New York Tax Free Money Market Fund              Chase Vista New York Tax Free Money
  ("NYTF")                                                  Market Fund

JPMorgan California Tax Free Money Market Fund            Chase Vista California Tax Free Money
  ("CTF")                                                   Market Fund

As of August 31, 2001, the Funds offer various classes of shares as follows:

   FUND          CLASSES OFFERED
-------------------------------------------------------------
   USTS          Vista, Premier, Institutional

   USG           Vista, Premier, Institutional

   TP            Vista, Premier, Institutional

   FED           Vista, Premier, Institutional, Reserve

   PRM           Vista, Premier, Institutional, Reserve,
                   B Shares, C Shares

   TF            Vista, Premier, Institutional, Reserve

   NYTF          Vista, Reserve

   CTF           Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The

Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

At all times that a reverse repurchase agreement is outstanding, the Fund segregates assets with a value at least equal to its obligation under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds from the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decisions.

During the year ended August 31, 2001, PRM entered into two reverse repurchase agreements totaling $98,760,000 at 6.55%. Interest expense totaled $53,907, which is included in Other expenses on the Statement of Operations. The agreements, which matured September 25, 2000, were collateralized by Federal Home Loan Bank notes with a par value totaling $100,000,000, due November 24, 2000 and December 8, 2000, respectively.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

D. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

F. INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Each Trust has entered into a separate Investment Advisory Agreements, pursuant to which J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc. and Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly owned subsidiary of J.P. Morgan Chase & Co., acted as the investment advisor to each Fund and JPMFAM acted as the investment sub-adviser to each Fund. Pursuant to a Sub-Advisory Agreement between Chase and JPMFAM for each fund other than TF, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee accrued daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

The Administrator voluntarily waived fees as outlined in Note 2.E. below.

The Trustees have approved an increase in the Funds' administration fee. Effective September 10, 2001, the administration fee payable to Chase will be increased to 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

C. DISTRIBUTION AND SUB-ADMINISTRATIONS FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee accrued daily and paid monthly of 0.05% of the average daily net assets of each Fund through September 9, 2001.

Effective September 10, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Chase as Administrator.

The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USG (the "Premier Plan"), for the Vista Shares of each Fund (the "Vista Plan") except for PRM, for the Reserve Shares of FED, PRM, TF and NYTF (the "Reserve Plan") and for the B Shares and C Shares of PRM (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, Reserve, B and C Share Plans pay the Distributor a distribution fee. The fee is accrued daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except PRM), 0.10% of the average daily net assets of the USG Premier Class, 0.30% of the average daily net assets of the Reserve Class of FED, PRM, TF and NYTF, and 0.75% of the average daily net assets of the B Shares and C Shares of PRM.

The Distributor voluntarily waived fees as outlined in Note 2.E. below.

D. SHAREHOLDER AND FUND SERVICING FEES -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Vista and Reserve Classes, 0.25% of the average daily net assets of the Premier, B Share and C Share Classes, and 0.10% of the average daily net assets of the Institutional Class of each Fund.

Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in
Note 2.E. below.

E. WAIVER OF FEES -- For the year ended August 31, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                                       SHAREHOLDER
                                    ADMINISTRATION      SERVICING      DISTRIBUTION
------------------------------------------------------------------------------------
USTS                                  $1,812            $  711            $3,023
USG                                    3,986               801             2,237
TP                                     1,033             1,620                --
FED                                       --               759                 1
PRM                                    2,682             9,331                 5
TF                                        --             1,736                --
NYTF                                   1,068                --             1,282
CTF                                        4               188                41

F. OTHER -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

Effective July 30, 2001, The Bank of New York provides portfolio accounting and custody services to the Funds. Prior to July 30, 2001, Chase provided similar services and was compensated from September 1, 2000 to July 29, 2001 as follows (in thousands):

           USTS            $  372
           USG                378
           TP                 117
           FED                154
           PRM              1,307
           TF                 138
           NYTF               180
           CTF                 59

Custodian fees were subject to reduction by earning credits earned by each Fund, based on cash balances held by Chase as custodian.

Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

The Distributor voluntarily reimbursed expenses for each of the Funds as follows (amounts in thousands):

           FED           $19
           PRM            11
           TF             19
           NYTF           19

3. FEDERAL INCOME TAX MATTERS

At August 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                             EXPIRATION
               FUND                          AMOUNT             DATE
--------------------------------------------------------------------------------
               TP                           $ 35,980      Aug. 31, 2009
               TF                            336,447      Aug. 31, 2002
                                              29,205      Aug. 31, 2003
                                                 812      Aug. 31, 2004
                                              28,042      Aug. 31, 2006
                                             198,416      Aug. 31, 2009
                                             -------
                                             592,922

               CTF                             8,932      Aug. 31, 2004
                                                 652      Aug. 31, 2005
                                                 903      Aug. 31, 2006
                                             -------
                                              10,487

During the year ended August 31, 2001, USG, FED, NYTF and CTF utilized capital loss carryforwards of $19,463, $6,078, $1,760 and $2,103, respectively.

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred the following post-October realized losses.

               FUND                         AMOUNT
--------------------------------------------------------
     TP                                   $  8,127
     TF                                     64,934
     CTF                                     5,103

4. CONCENTRATION OF CREDIT RISK

As of August 31, 2001, PRM invested 32.1% of its total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. As of August 31, 2001, TF invested 15.2% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

5. TRUSTEE COMPENSATION

The Funds adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from September 1, 2000 to May 15, 2001, included in Trustees Fees in the Statement of Operations, were as follows (in thousands):

                                            PENSION
               FUND                         EXPENSES
--------------------------------------------------------
               USTS                         $ 69
               USG                           107
               TP                             37
               FED                            20
               PRM                           289
               TF                             24
               NYTF                           25
               CTF                             1

On February 22, 2001, the Board of Trustees voted to terminate the Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Chase Vista Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement, included in the Trustees' Fees and expense reimbursements in the Statement of Operations, and the amounts rolled into the deferred compensation plan are listed below (in thousands):

                                                        DEFERRED
                                         CHASE          COMPENSATION
               FUND NAME                 REIMBURSEMENT  ROLLOVER
--------------------------------------------------------------------------------
               USTS                         $  516        $  829
               USG                             952         1,518
               TP                              358           569
               FED                             148           239
               PRM                           1,901         3,099
               TF                              198           315
               NYTF                            194           311
               CTF                               8            13

6. REORGANIZATIONS

On October 20, 2000, PRM acquired all the net assets of Chase Vista Cash Management Fund (CM) pursuant to a Reorganization Plan approved by CM shareholders on October 5, 2000. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CM received shares in PRM with a value equal to their holdings in CM. Holders of Vista Class Shares in CM received Vista Class Shares in PRM, holders of Premier Class Shares in CM received Premier Class Shares in PRM and holders of Institutional Class Shares in CM received Institutional Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                 AFTER
                            BEFORE REORGANIZATION           REORGANIZATION
                      ---------------------------------   ----------------
                             CM            PRM                    PRM
                      ---------------   ---------------   ----------------
Vista Shares
    Shares              6,780,303,378     2,020,776,873     8,801,080,251
    Net Assets        $ 6,779,513,682   $ 2,017,127,824   $ 8,796,641,506
    Net Asset Value             $1.00             $1.00             $1.00
Premier Shares
    Shares                383,299,637     1,852,607,948     2,235,907,585
    Net Assets        $   383,301,511   $ 1,852,650,154   $ 2,235,951,665
    Net Asset Value             $1.00             $1.00             $1.00
Institutional Shares
    Shares              3,333,130,912     9,511,943,317    12,845,074,229
    Net Assets        $ 3,332,909,551   $ 9,515,447,112   $12,848,356,663
    Net Asset Value             $1.00             $1.00             $1.00
Reserve Shares
    Shares                                        1,211             1,211
    Net Assets                          $         1,211   $         1,211
    Net Asset Value                               $1.00             $1.00
B Shares
    Shares                                   20,765,128        20,765,128
    Net Assets                          $    20,763,172   $    20,763,172
    Net Asset Value                               $1.00             $1.00
C Shares
    Shares                                      139,800           139,800
    Net Assets                          $       139,808   $       139,808
    Net Asset Value                               $1.00             $1.00

On February 16, 2001, PRM acquired all the net assets of Chase Money Market Fund
(CMMF) pursuant to a Reorganization Plan approved by CMMF shareholders on January 26, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CMMF received shares in PRM with a value equal to their holdings in CMMF. Holders of Investor Class Shares in CMMF received Vista Class Shares in PRM, holders of Premier Class Shares in CMMF received Premier Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                   AFTER
                               BEFORE REORGANIZATION           REORGANIZATION
                          --------------------------------    ---------------
                              CMMF               PRM                PRM
                          ------------     ---------------    ---------------
Vista Shares
    Shares                                  10,186,612,136     10,192,134,877
    Net Assets                             $10,182,180,207   $ 10,187,704,072
    Net Asset Value                                  $1.00              $1.00
Premier Shares
    Shares                                   2,041,521,265      2,148,011,818
    Net Assets                             $ 2,041,548,458   $  2,148,063,620
    Net Asset Value                                  $1.00              $1.00
Institutional Shares
    Shares                                  18,927,279,631     18,927,279,631
    Net Assets                             $18,930,648,847   $ 18,930,648,847
    Net Asset Value                                  $1.00              $1.00
Reserve Shares
    Shares                                           1,232              1,232
    Net Assets                             $         1,231   $          1,231
    Net Asset Value                                  $1.00              $1.00
B Shares
    Shares                                      11,626,267         11,626,267
    Net Assets                             $    11,624,360   $     11,624,360
    Net Asset Value                                  $1.00              $1.00
C Shares
    Shares                                         186,694            186,694
    Net Assets                             $       186,703   $        186,703
    Net Asset Value                                  $1.00              $1.00
Investor Shares
    Shares                   5,522,741
    Net Assets            $  5,523,865
    Net Asset Value              $1.00
Premier Shares
    Shares                 106,490,553
    Net Assets            $106,515,162
    Net Asset Value              $1.00

On April 3, 2001, the Board of Trustees of Mutual Fund Trust approved a Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the acquired Fund would transfer all of its assets and liabilities to the acquiring Fund in a tax-free reorganization. In exchange, shareholders of the acquired Fund would receive shares of the acquiring Fund with a value equal to their respective holdings in the acquired Fund. The costs and expenses associated with the Reorganization will be borne by the Adviser and not by the Funds (or by the shareholders of either Fund). The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Acquired Funds.

     ACQUIRING FUND           ACQUIRED FUND
     --------------------------------------------------------------------------
     TP                 J.P. Morgan Treasury Money Market Reserves Fund
     TP                 J.P. Morgan Institutional Treasury Money Market Fund
     TP                 J.P. Morgan Institutional Service Treasury Money Market
                          Fund
     FED                J.P. Morgan Federal Money Market Fund
     FED                J.P. Morgan Institutional Federal Money Market Fund
     FED                J.P. Morgan Institutional Service Federal Money Market
                          Fund
     PRM                J.P. Morgan Prime Money Market Fund
     PRM                J.P. Morgan Institutional Prime Money Market Fund
     PRM                J.P. Morgan Institutional Service Prime Money Market
                          Fund
     PRM                J.P. Morgan Prime Money Market Reserves Fund
     PRM                J.P. Morgan Institutional Prime Direct Money Market Fund
     PRM                J.P. Morgan Prime Cash Management Fund
     TF                 J.P. Morgan Tax Exempt Money Market Fund
     TF                 J.P. Morgan Institutional Tax Exempt Money Market Fund
     TF                 J.P. Morgan Institutional Service Tax Exempt
                          Money Market Fund

At two special meetings of shareholders (the "Meetings") held on July 3, 2001, and July 25, 2001, the shareholders of the Acquired Funds approved the Plan of Reorganization. In addition, the shareholders voted and approved the Board of Trustees. Only shareholders of record as of the close of business on April 6, 2001, were entitle to notice of, and to vote at, the meeting.

7. CORPORATE EVENT

The merger of the J. P. Morgan & Co Incorporated with and into The Chase Manhattan Corporation (renamed J.P. Morgan Chase and Co.), the parent of the Funds' Adviser, JPMFAM, was consummated on December 31, 2000. JPFAM continues to serve as the Funds' Adviser.

8. SUBSEQUENT EVENTS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plan of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                                         ACQUIRING        SHARES
     TARGET FUNDS                                          FUND           RECEIVED
-------------------------------------------------------------------------------------------------
  J.P. Morgan Treasury Money Market Reserves Fund          TP             Reserve Shares
  J.P. Morgan Institutional Treasury Money Market Fund     TP             Institutional Shares
  J.P. Morgan Institutional Service Treasury Money         TP             Premier Shares
     Market Fund
  J.P. Morgan Federal Money Market Fund                    FED            Premier Shares
  J.P. Morgan Institutional Federal Money Market Fund      FED            Institutional Shares
  J.P. Morgan Institutional Service Federal Money          FED            Premier Shares
     Market Fund
  J.P. Morgan Prime Money Market Fund                      PRM            Select Shares
  J.P. Morgan Institutional Prime Money Market Fund        PRM            Institutional Shares
  J.P. Morgan Institutional Service Prime Money            PRM            Premier Shares
     Market Fund
  J.P. Morgan Prime Money Market Reserves Fund             PRM            Reserve Shares
  J.P. Morgan Institutional Prime Direct Money             PRM            Agency Shares
     Market Fund
  J.P. Morgan Prime Cash Management Fund                   PRM            Cash Management Shares
  J.P. Morgan Tax Exempt Money Market Fund                 TF             Premier Shares
  J.P. Morgan Institutional Tax Exempt Money Market Fund   TF             Institutional Shares
  J.P. Morgan Institutional Service Tax Exempt Money       TF             Premier Shares
     Market Fund

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the Reorganizations:

                                                        JPMORGAN TREASURY PLUS MONEY MARKET FUND REORGANIZATION
                                                        -------------------------------------------------------
                                                          BENEFICIAL                                    NET ASSET
                                                           INTEREST      SHARES                         VALUE PER
                                                         OUTSTANDING   OUTSTANDING         NET ASSETS     SHARE
                                                        ---------------------------------------------------------
TARGET FUNDS
  Institutional Treasury Money Market Fund               310,752,024            --        310,665,537      1.00
  Institutional Service Treasury Money Market
     Fund                                                507,600,238            --        507,445,292      1.00
  Treasury Money Market Reserves Fund                     94,137,490            --         94,097,641      1.00
ACQUIRING FUND
  JPMorgan Treasury Plus Money Market Fund
     Vista Shares (Renamed Morgan Shares)                            1,352,315,272      1,352,125,614      1.00
     Premier Shares                                                    325,007,736        324,991,704      1.00
     Institutional Shares (Renamed Agency
       Shares)                                                         965,202,328        965,225,637      1.00
POST REORGANIZATION FUND
  JPMorgan Treasury Plus Money Market Fund
     Morgan Shares                                                   1,352,315,272      1,352,125,614      1.00
     Premier Shares                                                    832,607,974        832,436,996      1.00
     Agency Shares                                                     965,202,328        965,225,637      1.00
     Institutional Shares                                              310,752,024        310,665,537      1.00
     Reserve Shares                                                     94,137,490         94,097,641      1.00

                                                             JPMORGAN FEDERAL MONEY MARKET FUND II REORGANIZATION
                                              -------------------------------------------------------------------------------
                                                        BENEFICIAL                                            NET ASSET
                                                         INTEREST            SHARES                           VALUE PER
                                                        OUTSTANDING        OUTSTANDING         NET ASSETS       SHARE
                                                    -------------------------------------------------------------------------
TARGET FUNDS
     J.P. Morgan Federal Money Market Fund              1,683,861,363              --       1,683,379,758          1.00
     J.P. Morgan Institutional Federal Money
        Market Fund                                     2,447,081,263              --       2,447,079,483          1.00
     J.P. Morgan Institutional Service Federal
        Money Market Fund                                  27,507,538              --          27,507,865          1.00
ACQUIRING FUND
     JPMorgan Federal Money Market Fund II
        (Renamed JPMorgan Federal Money
          Market Fund)
             Vista Shares (Renamed Morgan Shares)                         657,731,953         657,736,692          1.00
             Premier Shares                                               281,549,932         281,551,461          1.00
             Institutional Shares (Renamed Agency
               Shares)                                                  1,176,515,832       1,176,546,344          1.00
             Reserve Shares                                                 1,001,055           1,001,236          1.00
POST REORGANIZATION FUND
     JPMorgan Federal Money Market Fund
        Morgan Shares                                                     658,733,007         658,737,928          1.00
        Premier Shares                                                  1,992,918,833       1,992,439,085          1.00
        Agency Shares                                                   1,176,515,832       1,176,546,344          1.00
        Institutional Shares                                            2,447,081,263       2,447,079,483          1.00
                                                       JPMORGAN PRIME MONEY MARKET FUND II REORGANIZATION
                                              -------------------------------------------------------------------------------
                                                        BENEFICIAL                                            NET ASSET
                                                         INTEREST            SHARES                           VALUE PER
                                                        OUTSTANDING        OUTSTANDING         NET ASSETS       SHARE
                                                    -------------------------------------------------------------------------
TARGET FUNDS
     J.P. Morgan Prime Money Market Fund                2,959,208,807                 --     2,959,282,813          1.00
     J.P. Morgan Institutional Prime Money
        Market Fund                                    19,840,552,945                 --    19,841,087,447          1.00
     J.P. Morgan Institutional Service Prime
        Money Market Fund                                 993,962,496                 --       993,883,143          1.00
     J.P. Morgan Prime Cash Management Fund               139,284,658                 --       139,282,898          1.00
     J.P. Morgan Institutional Direct Prime Money
        Market Fund                                        27,613,255                 --        27,613,872          1.00
     J.P. Morgan Prime Money Market Reserves
        Fund                                              121,016,187                 --       121,009,281          1.00
ACQUIRING FUND
     JPMorgan Prime Money Market Fund II
        (Renamed JPMorgan Prime Money Market
          Fund)
             Vista Shares (Renamed Morgan Shares)                         10,478,091,501    10,477,967,443          1.00
             B Shares Shares                                                  17,510,823        17,501,942          1.00
             C Shares Shares                                                     303,012           303,021          1.00
             Premier Shares                                                2,282,312,288     2,282,319,856          1.00
             Institutional Shares (Renamed Agency
               Shares)                                                    17,352,444,267    17,352,408,266          1.00
             Reserve Shares                                                   10,001,262        10,002,074          1.00

                                                          JPMORGAN PRIME MONEY MARKET FUND II REORGANIZATION
                                              -------------------------------------------------------------------------------
                                                        BENEFICIAL                                            NET ASSET
                                                         INTEREST            SHARES                           VALUE PER
                                                        OUTSTANDING        OUTSTANDING         NET ASSETS       SHARE
                                                    -------------------------------------------------------------------------
POST REORGANIZATION FUND
     JPMorgan Prime Money Market Fund
        Morgan Shares                                                     10,478,091,501    10,477,967,443          1.00
        B Shares                                                              17,510,823        17,501,942          1.00
        C Shares                                                                 303,012           303,021          1.00
        Premier Shares                                                     3,276,274,784     3,276,202,999          1.00
        Agency Shares                                                     17,380,057,522    17,380,022,138          1.00
        Institutional Shares                                              19,840,552,945    19,841,087,447          1.00
        Reserve Shares                                                       131,017,449       131,011,355          1.00
        Cash Management Shares                                               139,284,658       139,282,898          1.00
        Select Shares                                                      2,959,208,807     2,959,282,813          1.00
                                                       JPMORGAN TAX FREE MONEY MARKET FUND REORGANIZATION
                                              -------------------------------------------------------------------------------
                                                        BENEFICIAL                                            NET ASSET
                                                         INTEREST            SHARES                           VALUE PER
                                                        OUTSTANDING        OUTSTANDING         NET ASSETS       SHARE
                                                    -------------------------------------------------------------------------
TARGET FUNDS
     J.P. Morgan Tax Exempt Money Market Fund           1,989,831,806                 --     1,989,763,693          1.00
     J.P. Morgan Institutional Tax Exempt Money
        Market Fund                                     1,606,636,301                 --     1,606,663,631          1.00
     J.P. Morgan Institutional Service Tax Exempt
        Money Market Fund                                  62,223,947                 --        62,226,733          1.00
ACQUIRING FUND
     JPMorgan Tax Free Money Market Fund
        Vista Shares (Renamed Morgan Shares)                                 859,836,498       859,225,077          1.00
        Premier Shares                                                       119,034,150       119,019,395          1.00
        Institutional Shares (Renamed Agency
          Shares)                                                            887,548,019       887,450,479          1.00
        Reserve Shares                                                             1,235             1,235          1.00
POST REORGANIZATION FUND
     JPMorgan Tax Free Money Market Fund
        Morgan Shares                                                        859,837,733       859,226,312          1.00
        Premier Shares                                                     2,171,089,903     2,171,009,821          1.00
        Agency Shares                                                        887,548,019       887,450,479          1.00
        Institutional Shares                                               1,606,636,301     1,606,663,631          1.00

8.  CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                               VISTA                 PREMIER               INSTITUTIONAL
--------------------------------------------------------------------------------------------------------------
                                       AMOUNT       SHARES      AMOUNT      SHARES       AMOUNT       SHARES
--------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------
Shares sold                        $ 13,140,511   13,140,511   $ 325,092     325,092  $ 7,842,454    7,842,454
Shares issued in reinvestment of
 distributions                          137,086      137,086       4,156       4,156       33,523       33,523
Shares redeemed                     (12,786,028) (12,786,028)   (312,201)   (312,201)  (7,578,083)  (7,578,083)
--------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $    491,569      491,569   $  17,047      17,047  $   297,894      297,894
==============================================================================================================
                                                           YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------------------------------------
Shares sold                        $ 12,269,163   12,269,163   $ 398,033     398,033  $ 5,690,875    5,690,875
Shares issued in reinvestment of
 distributions                          127,472      127,472       3,353       3,353       32,950       32,950
Shares redeemed                     (12,174,395) (12,174,395)   (309,408)   (309,408)  (5,746,903)  (5,746,903)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding           $    222,240      222,240   $  91,978      91,978  $   (23,078)     (23,078)
==============================================================================================================


U.S. GOVERNMENT MONEY MARKET FUND

                                               VISTA                  PREMIER                INSTITUTIONAL
-----------------------------------------------------------------------------------------------------------------
                                       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------------
Shares sold                        $ 20,843,375   20,843,375   $ 6,623,555   6,623,555  $ 29,308,896   29,308,896
Shares issued in reinvestment of
 distributions                           93,157       93,157        32,113      32,113        81,549       81,549
Shares redeemed                     (20,184,637) (20,184,637)   (6,538,491) (6,538,491)  (28,260,175) (28,260,175)
-----------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $    751,895      751,895   $   117,177     117,177  $  1,130,270    1,130,270
=================================================================================================================
                                                           YEAR ENDED AUGUST 31, 2000
-----------------------------------------------------------------------------------------------------------------
Shares sold                        $ 21,070,138   21,070,138   $ 7,472,951   7,472,951  $ 24,558,779   24,558,779
Shares issued in reinvestment of
 distributions                           99,652       99,652        30,191      30,191        78,208       78,208
Shares redeemed                     (21,310,059) (21,310,059)   (7,291,128) (7,291,128)  (24,911,228) (24,911,228)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding           $   (140,269)    (140,269)  $   212,014     212,014  $   (274,241)    (274,241)
=================================================================================================================

Capital share transactions were as follows for the periods presented (amounts in thousands):

TREASURY PLUS MONEY MARKET FUND

                                               VISTA                   PREMIER               INSTITUTIONAL
---------------------------------------------------------------------------------------------------------------
                                       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT      SHARES
---------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31, 2001
Shares sold                        $ 10,396,218   10,396,218   $ 3,622,450   3,622,450  $ 9,407,909   9,407,909
Shares issued in reinvestment of
 distributions                           43,920       43,920         5,895       5,895       34,515      34,515
Shares redeemed                     (10,239,944) (10,239,944)   (3,530,256) (3,530,256)  (9,402,324) (9,402,324)
---------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $    200,194      200,194   $    98,089      98,089  $    40,100      40,100
===============================================================================================================
                                                            YEAR ENDED AUGUST 31, 2000
---------------------------------------------------------------------------------------------------------------
Shares sold                        $ 10,985,282   10,985,282   $ 2,838,587   2,838,587  $ 9,562,850   9,562,850
Shares issued in reinvestment of
 distributions                           54,114       54,114         5,041       5,041       36,706      36,706
Shares redeemed                     (11,406,802) (11,406,802)   (3,091,819) (3,091,819)  (9,674,902) (9,674,902)
---------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares
 outstanding                       $   (367,406)    (367,406)  $  (248,191)   (248,191) $   (75,346)    (75,346)
===============================================================================================================

FEDERAL MONEY MARKET FUND II

                                              VISTA                   PREMIER             INSTITUTIONAL           RESERVE *
------------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT     SHARES       AMOUNT       SHARES     AMOUNT      SHARES      AMOUNT  SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Shares sold                        $ 1,485,620    1,485,620    $ 407,669     407,669  $ 3,894,947   3,894,947   $1,000   1,000
Shares issued in reinvestment of
 distributions                          22,888       22,888       13,383      13,383       10,627      10,627       --      --
Shares redeemed                     (1,426,792)  (1,426,792)    (424,807)   (424,807)  (3,023,862) (3,023,862)      --      --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding           $    81,716       81,716    $  (3,755)     (3,755) $   881,712     881,712   $1,000   1,000
==============================================================================================================================
                                                                       YEAR ENDED AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------------------------
Shares sold                        $ 1,370,953    1,370,953    $ 373,817     373,817  $ 2,941,384   2,941,384   $    1       1
Shares issued in reinvestment of
 distributions                          22,852       22,852       13,241      13,241        4,454       4,454       --      --
Shares redeemed                     (1,367,229)  (1,367,229)    (406,427)   (406,427)  (2,907,355) (2,907,355)      --      --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding           $    26,576       26,576    $ (19,369)    (19,369) $    38,483      38,483   $    1       1
==============================================================================================================================

* Reserve Shares commencement of offering, 7/31/00.

Capital share transactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND II

                                               VISTA                   PREMIER                  INSTITUTIONAL
---------------------------------------------------------------------------------------------------------------------
                                       AMOUNT       SHARES      AMOUNT         SHARES        AMOUNT        SHARES
---------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                        $ 38,599,182   38,599,182   $ 18,866,671   18,866,646  $ 124,034,431   124,034,434
Shares issued in connection with
 the acquisition of Chase Vista
 Cash Management Fund (Note 5)        6,779,514    6,780,303        383,301      383,300      3,332,910     3,333,131
Shares issued in connection with
 the acquisition of Chase Money
 Market Fund Fund (Note 5)                5,523        5,523        106,515      106,491             --            --
Shares issued in reinvestment of
 distributions                          343,167      343,167         61,365       61,365        606,782       606,782
Shares redeemed                     (36,840,350) (36,840,350)   (19,105,080) (19,105,080)  (120,666,278) (120,666,278)
---------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $  8,887,036    8,887,825   $    312,772      312,722  $   7,307,845     7,308,069
=====================================================================================================================
                                                             YEAR ENDED AUGUST 31, 2000
---------------------------------------------------------------------------------------------------------------------
Shares sold                        $  7,131,346    7,131,346   $ 13,034,051   13,034,051  $  82,896,178    82,896,178
Shares issued in reinvestment of
 distributions                           39,797       39,797         37,777       37,777        352,349       352,349
Shares redeemed                      (6,207,576)  (6,207,576)   (12,325,229) (12,325,229)   (81,986,141)  (81,986,141)
---------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $    963,567      963,567   $    746,599      746,599  $   1,262,386     1,262,386
=====================================================================================================================

                                              RESERVE *                    B                          C
---------------------------------------------------------------------------------------------------------------------
                                         AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT        SHARES
---------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------
Shares sold                        $     18,251       18,251   $    101,869      101,869  $      1,351          1,351
Shares issued in reinvestment of
 distributions                               --           --            524          524             8              8
Shares redeemed                          (8,251)      (8,251)       (95,588)     (95,588)       (1,100)        (1,100)
---------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $     10,000       10,000   $      6,805        6,805  $        259            259
=====================================================================================================================
                                                             YEAR ENDED AUGUST 31, 2000
---------------------------------------------------------------------------------------------------------------------
Shares sold                        $          1            1   $    135,290      135,290  $      7,817          7,817
Shares issued in reinvestment of
  distributions                              --           --            806          806             8              8
Shares redeemed                              --           --       (161,484)    (161,484)       (7,925)        (7,925)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                $          1            1   $    (25,388)     (25,388) $       (100)          (100)
=====================================================================================================================

* Reserve Shares commencement of offering, 7/31/00.

Capital share transactions were as follows for the periods presented (amounts in thousands):

TAX FREE MONEY MARKET FUND

                                              VISTA                 PREMIER               INSTITUTIONAL          RESERVE *
----------------------------------------------------------------------------------------------------------------------------
                                     AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT  SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Shares sold                        $ 2,801,668   2,801,668     $ 313,800    313,800   $ 5,008,019   5,008,023    $ --     --
Shares issued in reinvestment
 of distributions                       13,108      13,108         1,933      1,933        15,717      15,717      --     --
Shares redeemed                     (2,802,028) (2,802,028)     (320,151)  (320,151)   (4,743,008) (4,743,008)     --     --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 Fund shares outstanding           $    12,748      12,748     $  (4,418)    (4,418)  $   280,728     280,732    $ --     --
============================================================================================================================
                                                           YEAR ENDED AUGUST 31, 2000
----------------------------------------------------------------------------------------------------------------------------
Shares sold                        $ 2,078,075   2,078,075     $ 343,481    343,481   $ 3,019,983   3,019,983    $  1      1
Shares issued in reinvestment of
 distributions                          12,007      12,007         2,982      2,982         9,475       9,475      --     --
Shares redeemed                     (1,949,740) (1,949,740)     (356,488)  (356,488)   (2,865,404) (2,865,404)     --     --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                $   140,342     140,342     $ (10,025)   (10,025)  $   164,054     164,054    $  1      1
============================================================================================================================

* Reserve Shares commencement of offering, 7/31/00.



NEW YORK TAX FREE MONEY MARKET FUND

                                            VISTA                   RESERVE *
---------------------------------------------------------------------------------
                                       AMOUNT     SHARES        AMOUNT     SHARES
---------------------------------------------------------------------------------
                                               YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------
Shares sold                        $ 4,128,849   4,128,849      $ --         --
Shares issued in reinvestment of
 distributions                          44,695      44,695        --         --
Shares redeemed                     (3,565,984) (3,565,984)       --         --
---------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $   607,560     607,560      $ --         --
=================================================================================
                                               YEAR ENDED AUGUST 31, 2000
---------------------------------------------------------------------------------
Shares sold                        $ 3,464,112   3,464,112      $ 1           1
Shares issued in reinvestment of
 distributions                          37,398      37,398       --          --
Shares redeemed                     (3,174,889) (3,174,889)      --          --
---------------------------------------------------------------------------------
Net increase in Fund shares
 outstanding                       $   326,621     326,621      $ 1           1
=================================================================================

* Reserve Shares commencement of offering, 7/31/00.

Capital share transactions were as follows for the periods presented (amounts in thousands):

CALIFORNIA TAX FREE MONEY MARKET FUND

                                                                      VISTA
-----------------------------------------------------------------------------------------
                                                               AMOUNT      SHARES
-----------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------
Shares sold                                                  $ 262,625    262,625
Shares issued in reinvestment of distributions                     919        919
Shares redeemed                                               (258,305)  (258,305)
-----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                      $   5,239      5,239
=========================================================================================
                                                           YEAR ENDED AUGUST 31, 2000
-----------------------------------------------------------------------------------------
Shares sold                                                  $ 243,038    243,038
Shares issued in reinvestment of distributions                     732        732
Shares redeemed                                               (233,891)  (233,891)
-----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                      $   9,879      9,879
=========================================================================================

FINANCIAL HIGHLIGHTS


                                                                  100% U.S. TREASURY SECURITIES MONEY MARKET FUND^
                                              --------------------------------------------------------------------------------------
                                                                 VISTA SHARES                         PREMIER SHARES
                                              -------------------------------------------  -----------------------------------------
                                                            YEAR ENDED AUGUST 31,                   YEAR ENDED AUGUST 31,
                                              -------------------------------------------  -----------------------------------------
                                                  2001     2000    1999     1998    1997     2001    2000     1999    1998    1997
                                              ---------  -------  -------  ------- -------  ------- -------  ------ ------- --------
Per Share Operating Performance
Net Asset Value, Beginning of Period            $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                               -------- -------- ------- -------- -------- -------- ------- ------ --------- -------
Income from Investment Operations:
  Net Investment Income                           0.05     0.05    0.04     0.05     0.05     0.05    0.05    0.04    0.05     0.05
   Less Dividends from Net Investment Income      0.05     0.05    0.04     0.05     0.05     0.05    0.05    0.04    0.05     0.05
                                               -------- -------- ------- -------- -------- -------- ------- ------ --------- -------
Net Asset Value, End of Period                  $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                               ======== ======== ======= ======== ======== ======== ======= ====== ========= =======
Total Return                                      4.75%    5.02%   4.31%    4.92%    4.87%    4.84%   5.12%   4.40%   5.00%    4.91%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)          $4,027   $3,535  $3,312   $3,051   $2,376   $  133  $  116  $   24  $   22   $    6
Ratios to Average Net Assets:
  Expenses                                        0.59%    0.59%   0.59%    0.59%    0.59%    0.48%   0.49%   0.50%   0.51%    0.55%
  Net Investment Income                           4.59%    4.92%   4.15%    4.78%    4.74%    4.70%   5.02%   4.22%   4.99%    4.80%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                           0.71%    0.71%   0.71%    0.71%    0.71%    0.52%   0.53%   0.56%   0.78%    0.80%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits            4.47%    4.80%   4.03%    4.66%    4.62%    4.66%   4.98%   4.16%   4.72%    4.55%

  ^Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                                             100% U.S. TREASURY SECURITIES
                                                                                                    MONEY MARKET FUND^
                                                                                       ---------------------------------------------
                                                                                                    INSTITUTIONAL SHARES
                                                                                       ---------------------------------------------
                                                                                                    YEAR ENDED AUGUST 31,
                                                                                       ---------------------------------------------
                                                                                          2001     2000     1999     1998     1997
                                                                                       ---------  -------- -------- ------- --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                                   $  1.00    $1.00    $1.00   $ 1.00    $1.00
                                                                                       -------- --------- ------- -------- ---------
Income from Investment Operations:
  Net Investment Income                                                                   0.05     0.05     0.05     0.05     0.05
   Less Dividends from Net Investment Income                                              0.05     0.05     0.05     0.05     0.05
                                                                                       -------- --------- ------- -------- ---------
Net Asset Value, End of Period                                                         $  1.00    $1.00    $1.00    $1.00    $1.00
                                                                                       ======== ========= ======= ======== =========
Total Return                                                                              5.11%    5.38%    4.67%    5.30%    5.20%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                                  $1,170    $ 872    $ 895   $1,796    $  81
Ratios to Average Net Assets:
  Expenses                                                                                0.25%    0.25%    0.24%    0.21%    0.27%
  Net Investment Income                                                                   4.93%    5.26%    4.51%    5.13%    5.06%
  Expenses Without Waivers, Reimbursements and Earnings Credits                           0.35%    0.34%    0.32%    0.25%    0.27%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits              4.83%    5.17%    4.43%    5.09%    5.06%

  ^Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                                              U.S. GOVERNMENT MONEY MARKET FUND^
                                                                                       ---------------------------------------------
                                                                                                        VISTA SHARES
                                                                                       ---------------------------------------------
                                                                                                     YEAR ENDED AUGUST 31,
                                                                                       ---------------------------------------------
                                                                                          2001     2000     1999     1998     1997
                                                                                       --------- -------- -------- -------- --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                                    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                                       --------- -------- -------- -------- --------
Income from Investment Operations:
  Net Investment Income                                                                   0.05     0.05     0.04     0.05     0.05
   Less Dividends from Net Investment Income                                              0.05     0.05     0.04     0.05     0.05
                                                                                       --------- -------- -------- -------- --------
Net Asset Value, End of Period                                                          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                                       ========= ======== ======== ======== ========
Total Return                                                                              4.93%    5.48%    4.55%    5.14%    5.04%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                                  $4,150   $3,398   $3,538   $3,033   $2,139
Ratios to Average Net Assets:
  Expenses                                                                                0.59%    0.59%    0.59%    0.59%    0.59%
  Net Investment Income                                                                   4.80%    5.35%    4.46%    5.01%    4.93%
  Expenses Without Waivers, Reimbursements and Earnings Credits                           0.69%    0.69%    0.69%    0.70%    0.72%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits              4.70%    5.25%    4.36%    4.90%    4.80%

  ^Formerly Chase Vista U.S. Government Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                         U.S. GOVERNMENT MONEY MARKET FUND^
                                               -------------------------------------------------------------------------------------
                                                                PREMIER SHARES                     INSTITUTIONAL SHARES
                                               -----------------------------------------  ------------------------------------------
                                                            YEAR ENDED AUGUST 31,                  YEAR ENDED AUGUST 31,
                                               -----------------------------------------  ------------------------------------------
                                                  2001    2000    1999     1998    1997     2001     2000     1999     1998     1997
                                               -------- ------- ------- -------- -------- -------  -------- -------- ------- -------
Per Share Operating Performance
Net Asset Value, Beginning of Period           $ 1.00   $ 1.00   $1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                                               ------- -------- ------- -------- ------- -------- -------- -------- -------- -------
Income from Investment Operations:
  Net Investment Income                          0.05     0.05    0.05     0.05    0.05     0.05     0.06     0.05     0.05    0.05
   Less Dividends from Net Investment Income     0.05     0.05    0.05     0.05    0.05     0.05     0.06     0.05     0.05    0.05
                                               ------- -------- ------- -------- ------- -------- -------- -------- -------- -------
Net Asset Value, End of Period                 $ 1.00   $ 1.00   $1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                                               ======= ======== ======= ======== ======= ======== ======== ======== ======== =======
Total Return                                     5.08%    5.62%   4.70%    5.25%   5.08%    5.28%    5.83%    4.92%    5.51%   5.40%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)         $1,251   $1,134   $ 922   $1,084   $ 837   $3,769   $2,639   $2,913   $2,797  $2,955
Ratios to Average Net Assets:
  Expenses                                       0.45%    0.45%   0.45%    0.48%   0.55%    0.26%    0.26%    0.25%    0.24%   0.24%
  Net Investment Income                          4.95%    5.50%   4.60%    5.12%   4.97%    5.09%    5.66%    4.80%    5.36%   5.29%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                          0.59%    0.58%   0.58%    0.60%   0.60%    0.33%    0.33%    0.31%    0.24%   0.24%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits           4.81%    5.37%   4.47%    5.00%   4.92%    5.02%    5.59%    4.74%    5.36%   5.29%

  ^Formerly Chase Vista U.S. Government Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                             TREASURY PLUS MONEY MARKET FUND^
                                                ------------------------------------------------------------------------------------
                                                                   VISTA SHARES                         PREMIER SHARES
                                                --------------------------------------------  --------------------------------------
                                                             YEAR ENDED AUGUST 31,                   YEAR ENDED AUGUST 31,
                                                --------------------------------------------  --------------------------------------
                                                  2001     2000     1999      1998     1997    2001    2000    1999    1998    1997
                                               --------  -------- --------  -------- ------- ------- ------- ------- ------- -------
Per Share Operating Performance
Net Asset Value, Beginning of Period             $ 1.00    $ 1.00  $ 1.00   $ 1.00   $ 1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                                                 -------   ------  ------   ------   -------  -----   -----   -----   -----   ------
Income from Investment Operations:
  Net Investment Income                            0.05     0.05     0.04     0.05     0.05    0.05    0.05    0.04    0.05    0.05
   Less Dividends from Net Investment Income       0.05     0.05     0.04     0.05     0.05    0.05    0.05    0.04    0.05    0.05
                                                 -------   ------  ------   ------   -------  -----   -----   -----   -----   ------
Net Asset Value, End of Period                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                                                 =======   ======  ======   ======   =======  =====   =====   =====   =====   ======
Total Return                                       4.77%    5.29%    4.39%    5.05%    4.89%   4.91%   5.44%   4.54%   5.18%   4.98%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $1,567   $1,367   $1,734   $1,316   $1,606   $ 326   $ 228   $ 476   $ 155   $ 131
Ratios to Average Net Assets:
  Expenses                                         0.59%    0.59%    0.59%    0.59%    0.59%   0.45%   0.45%   0.45%   0.46%   0.51%
  Net Investment Income                            4.70%    5.14%    4.27%    4.92%    4.79%   4.84%   5.28%   4.42%   5.06%   4.88%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                            0.72%    0.71%    0.69%    0.70%    0.70%   0.52%   0.51%   0.50%   0.50%   0.53%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits             4.57%    5.02%    4.17%    4.81%    4.68%   4.77%   5.22%   4.37%   5.02%   4.86%

  ^Formerly Chase Vista Treasury Plus Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                                             TREASURY PLUS MONEY MARKET FUND^
                                                                                       --------------------------------------------
                                                                                                    INSTITUTIONAL SHARES
                                                                                       --------------------------------------------
                                                                                                    YEAR ENDED AUGUST 31,
                                                                                       --------------------------------------------
                                                                                         2001     2000     1999     1998     1997
                                                                                       -------- -------- -------- ------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                                    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                       -------  -------  -------  -------  --------
Income from Investment Operations:
  Net Investment Income                                                                  0.05     0.06     0.05     0.05     0.05
   Less Dividends from Net Investment Income                                             0.05     0.06     0.05     0.05     0.05
                                                                                       -------  -------  -------  -------  --------
Net Asset Value, End of Period                                                          $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                       =======  =======  =======  =======  ========
Total Return                                                                             5.12%    5.65%    4.75%    5.44%    5.24%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                                  $ 944    $ 904    $ 980    $ 876    $ 292
Ratios to Average Net Assets:
  Expenses                                                                               0.25%    0.25%    0.24%    0.21%    0.26%
  Net Investment Income                                                                  5.04%    5.48%    4.61%    5.29%    5.16%
  Expenses Without Waivers, Reimbursements and Earnings Credits                          0.36%    0.36%    0.31%    0.25%    0.26%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits             4.93%    5.37%    4.54%    5.25%    5.16%

  ^Formerly Chase Vista Treasury Plus Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                             FEDERAL MONEY MARKET FUND II^
                                                   ---------------------------------------------------------------------------------
                                                                   VISTA SHARES                        PREMIER SHARES
                                                   ---------------------------------------  ----------------------------------------
                                                              YEAR ENDED AUGUST 31,                YEAR ENDED AUGUST 31,
                                                   ---------------------------------------  ----------------------------------------
                                                     2001    2000    1999    1998    1997    2001     2000    1999    1998    1997
                                                   -------  ------ -------  ------  ------  ------  -------  ------  ------- -------
Per Share Operating Performance
Net Asset Value, Beginning of Period                $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00
                                                   ------- ------- ------- ------- ------- ------- -------- ------- ------- --------
Income from Investment Operations:
  Net Investment Income                              0.05    0.05    0.04    0.05    0.05    0.05     0.05    0.05    0.05    0.05
   Less Dividends from Net Investment Income         0.05    0.05    0.04    0.05    0.05    0.05     0.05    0.05    0.05    0.05
                                                   ------- ------- ------- ------- ------- ------- -------- ------- ------- --------
Net Asset Value, End of Period                      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00
                                                   ======= ======= ======= ======= ======= ======= ======== ======= ======= ========
Total Return                                         4.84%   5.29%   4.46%   4.94%   4.91%   5.07%    5.50%   4.67%   5.22%   5.12%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)              $ 658   $ 576   $ 550   $ 359   $ 301   $ 276    $ 279   $ 298   $ 313   $ 400
Ratios to Average Net Assets:
  Expenses                                           0.70%   0.70%   0.70%   0.70%   0.70%   0.49%    0.50%   0.50%   0.50%   0.50%
  Net Investment Income                              4.57%   5.17%   4.35%   4.88%   4.79%   4.78%    5.35%   4.56%   5.07%   5.01%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                              0.74%   0.75%   0.78%   0.84%   0.82%   0.49%    0.50%   0.50%   0.51%   0.52%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits               4.53%   5.12%   4.27%   4.74%   4.67%   4.78%    5.35%   4.56%   5.06%   4.99%

  ^Formerly Chase Vista Federal Money Market Fund.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS


                                                                                      FEDERAL MONEY MARKET FUND II^
                                                                     ---------------------------------------------------------------
                                                                            INSTITUTIONAL SHARES                     RESERVE SHARES
                                                                     -----------------------------------------   -------------------
                                                                                                                    YEAR
                                                                            YEAR ENDED AUGUST 31,                  ENDED    7/31/00*
                                                                     -----------------------------------------   ---------- Through
                                                                       2001     2000     1999     1998    1997    8/31/01   8/31/00
                                                                     --------  -------  ------- -------- ------  ---------- --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                 $ 1.00    $1.00    $1.00    $1.00    $1.00    $1.00      $1.00
                                                                     -------   -------  -------  -------  -------  -------   -------
Income from Investment Operations:
  Net Investment Income                                                0.05     0.06     0.05     0.05     0.05       --       0.01
   Less Dividends from Net Investment Income                           0.05     0.06     0.05     0.05     0.05       --       0.01
                                                                     -------   -------  -------  -------  -------  -------   -------
Net Asset Value, End of Period                                       $ 1.00    $1.00    $1.00    $1.00    $1.00    $1.00      $1.00
                                                                     =======   =======  =======  =======  =======  =======   =======
Total Return                                                           5.30%    5.75%    4.92%    5.46%    5.35%    4.73%      0.49%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                               $1,169    $ 287    $ 248    $ 198    $ 131    $   1      $    +
Ratios to Average Net Assets#:
  Expenses                                                             0.26%    0.26%    0.26%    0.27%    0.27%    0.79%      0.79%
  Net Investment Income                                                5.01%    5.61%    4.79%    5.32%    5.23%    4.48%      5.08%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                                                0.34%    0.34%    0.34%    0.27%    0.27%   14.93%^^    1.44%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                                 4.93%    5.53%    4.71%    5.32%    5.23%   (9.66%)^^   4.43%

*  Commencement of offering of class of shares.
+  Amount rounds to less than one million.
^  Formerly Chase Vista Federal Money Market Fund.
#  Short periods have been annualized.
^^ Due to the size of net assets and fund expenses, ratios may seem disproportionate with other classes.

                       See notes to financial statements.


                                                                                    PRIME MONEY MARKET FUND II^
                                                                       ---------------------------------------------------
                                                                                           PREMIER SHARES
                                                                       ---------------------------------------------------
                                                                                       YEAR ENDED AUGUST 31,
                                                                       ---------------------------------------------------
                                                                        2001       2000       1999       1998      1997
                                                                       --------- --------  ----------  -------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                  $ 1.00     $ 1.00     $ 1.00      $1.00     $1.00
                                                                      -------    -------    -------    -------   --------
Income from Investment Operations:
  Net Investment Income                                                 0.05       0.06       0.05       0.05      0.05
   Less Dividends from Net Investment Income                            0.05       0.06       0.05       0.05      0.05
                                                                      -------    -------    -------    -------   --------
Net Asset Value, End of Period                                        $ 1.00     $ 1.00     $ 1.00      $1.00     $1.00
                                                                      =======    =======    =======    =======   ========
Total Return                                                            5.25%      5.81%      4.90%      5.44%     5.34%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                $2,153     $1,841     $1,094      $ 590     $ 499
Ratios to Average Net Assets:
  Expenses                                                              0.45%      0.45%      0.45%      0.45%     0.45%
  Net Investment Income                                                 4.96%      5.67%      4.77%      5.29%     5.17%
  Expenses Without Waivers, Reimbursements and Earnings Credits         0.49%      0.49%      0.49%      0.51%     0.53%
  Net Investment Income Without Waivers, Reimbursements and
   Earnings Credits                                                     4.92%      5.63%      4.73%      5.23%     5.09%

  ^ Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.


                                                                                PRIME MONEY MARKET FUND II^
                                                                     ------------------------------------------------------
                                                                                   INSTITUTIONAL SHARES
                                                                     ------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                                     ------------------------------------------------------
                                                                        2001       2000       1999       1998       1997
                                                                     ---------   ---------  --------  ---------  ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                 $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                     --------   --------   --------   --------   ----------
Income from Investment Operations:
  Net Investment Income                                                 0.05       0.06       0.05       0.06       0.05
   Less Dividends from Net Investment Income                            0.05       0.06       0.05       0.06       0.05
                                                                     --------   --------   --------   --------   ----------
Net Asset Value, End of Period                                       $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                     ========   ========   ========   ========   ==========
Total Return                                                            5.45%      6.01%      5.10%      5.65%      5.49%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                               $16,676     $9,430     $8,161     $4,722     $1,348
Ratios to Average Net Assets:
  Expenses                                                              0.26%      0.26%      0.26%      0.24%      0.25%
  Net Investment Income                                                 5.15%      5.86%      4.96%      5.50%      5.37%
  Expenses Without Waivers, Reimbursements and Earnings Credits         0.33%      0.33%      0.33%      0.24%      0.25%
  Net Investment Income Without Waivers, Reimbursements and
   Earnings Credits                                                     5.08%      5.79%      4.89%      5.50%      5.37%

  ^ Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.


                                                                                   PRIME MONEY MARKET FUND II^
                                                                      ----------------------------------------------------
                                                                                             B SHARES
                                                                      ----------------------------------------------------
                                                                                       YEAR ENDED AUGUST 31,
                                                                      ----------------------------------------------------
                                                                        2001       2000       1999       1998       1997
                                                                      --------   --------   --------   ---------  --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                   $1.00      $1.00      $1.00      $1.00       $1.00
                                                                      --------   --------   --------   ---------  --------

Income from Investment Operations:
  Net Investment Income                                                 0.04       0.05       0.04       0.05        0.04
   Less Dividends from Net Investment Income                            0.04       0.05       0.04       0.05        0.04
                                                                      --------   --------   --------   ---------  --------

Net Asset Value, End of Period                                         $1.00      $1.00      $1.00      $1.00       $1.00
                                                                      ========   ========   ========   =========  ========

Total Return                                                            4.43%      4.97%      4.07%      4.60%       4.33%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                 $  18      $  11      $  36      $  29       $  10
Ratios to Average Net Assets:
  Expenses                                                              1.24%      1.25%      1.25%      1.25%       1.35%
  Net Investment Income                                                 4.17%      4.87%      4.00%      4.49%       4.27%
  Expenses Without Waivers, Reimbursements and Earnings Credits         1.26%      1.27%      1.47%      1.50%       1.53%
  Net Investment Income Without Waivers, Reimbursements and
   Earnings Credits                                                     4.15%      4.85%      3.78%      4.24%       4.09%

  ^ Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.


                                                                             PRIME MONEY MARKET FUND II^
                                            ----------------------------------------------------------------------------------------
                                                        C SHARES                        VISTA SHARES              RESERVE SHARES
                                            --------------------------------------- ---------------------------  -----------------
                                                         YEAR                              YEAR                   YEAR
                                                        ENDED               5/14/98*       ENDED        10/1/98*  ENDED   7/31/00*
                                            ------------------------------  THROUGH -------------------  THROUGH --------- THROUGH
                                              8/31/01   8/31/00   8/31/99   8/31/98  8/31/01   8/31/00   8/31/99  8/31/01  8/31/00
                                            ---------- --------- --------- -------- --------- --------- -------- --------- -------
Per Share Operating Performance
Net Asset Value, Beginning of Period               $1.00    $1.00    $1.00    $1.00    $  1.00    $ 1.00    $1.00    $1.00    $1.00
                                                  -------  -------  -------  -------  ---------  --------  -------  ------- --------
Income from Investment Operations:
  Net Investment Income                             0.04     0.05     0.04     0.01       0.05      0.06     0.04     0.05     0.01
   Less Dividends from Net Investment Income        0.04     0.05     0.04     0.01       0.05      0.06     0.04     0.05     0.01
                                                  -------  -------  -------  -------  ---------  --------  -------  ------- --------
Net Asset Value, End of Period                     $1.00    $1.00    $1.00    $1.00    $  1.00    $ 1.00    $1.00    $1.00    $1.00
                                                  =======  =======  =======  =======  =========  ========  =======  ======= ========
Total Return                                        4.43%    4.95%    3.85%    1.29%      5.10%     5.65%    4.26%    4.88%    0.50%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)             $    +   $    +   $   1    $   1    $10,367    $1,475    $ 515    $  10    $    +
Ratios to Average Net Assets#:
  Expenses                                          1.24%    1.26%    1.45%    1.50%      0.59%     0.59%    0.59%    0.79%    0.79%
  Net Investment Income                             4.17%    4.86%    3.75%    4.21%      4.82%     5.53%    4.61%    4.62%    5.33%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                             1.26%    1.26%    1.45%    1.50%      0.61%     0.61%    0.72%    2.17%    1.45%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits              4.15%    4.86%    3.75%    4.21%      4.80%     5.51%    4.48%    3.24%    4.67%

 * Commencement of offering of classes of shares.
 + Amount rounds to less than one million.
 ^ Formerly Chase Vista Prime Money Market Fund.
 # Short periods have been annualized.

                       See notes to financial statements.


                                                                                  TAX FREE MONEY MARKET FUND^
                                                     -------------------------------------------------------------------------------
                                                                          VISTA SHARES                          RESERVE SHARES
                                                     ---------------------------------------------------   -------------------------
                                                                                                            YEAR
                                                                       YEAR ENDED AUGUST 31,                ENDED        7/31/00*
                                                     ---------------------------------------------------   ----------    THROUGH
                                                       2001        2000       1999      1998      1997      8/31/01      8/31/00
                                                     ---------   ---------  --------  --------  --------  -----------  ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $1.00       $1.00      $1.00      $1.00    $1.00       $1.00       $1.00
                                                     --------   --------   --------   --------  --------   --------    ------------
Income from Investment Operations:
  Net Investment Income                                0.03        0.03       0.03       0.03     0.03        0.03          --
   Less Dividends from Net Investment Income           0.03        0.03       0.03       0.03     0.03        0.03          --
                                                     --------   --------   --------   --------  --------   --------    ------------
Net Asset Value, End of Period                        $1.00       $1.00      $1.00      $1.00    $1.00       $1.00       $1.00
                                                     ========   ========   ========   ========  ========   ========    ============
Total Return                                           3.13%       3.37%      2.73%      3.10%    3.12%       2.91%       0.30%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                $ 907       $ 895      $ 754      $ 733    $ 566       $    +      $    +
Ratios to Average Net Assets#:
  Expenses                                             0.59%       0.59%      0.59%      0.59%    0.59%       0.90%       0.79%
  Net Investment Income                                3.09%       3.33%      2.68%      3.05%    3.08%       2.78%       3.13%
  Expenses Without Waivers, Reimbursements and
   Earnings Credits                                    0.72%       0.75%      0.73%      0.72%    0.73%    1560.31%^^     1.44%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                 2.96%       3.17%      2.54%      2.92%    2.94%   (1556.63)%^^    2.48%

  * Commencement of offering of class of shares.
  + Amount rounds to less than one million.
  ^ Formerly Chase Vista Tax Free Money Market Fund.
  # Short periods have been annualized.
 ^^ Due to the size of net assets and fund expenses, ratios may seem disproportionate with other classes

                       See notes to financial statements.


                                                                                             TAX FREE MONEY MARKET FUND^
                                                                                ----------------------------------------------------
                                                                                                    PREMIER SHARES
                                                                                ----------------------------------------------------
                                                                                                 YEAR ENDED AUGUST 31,
                                                                                ----------------------------------------------------
                                                                                  2001       2000       1999       1998       1997
                                                                                ---------  ---------  ---------  ---------  --------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                             $1.00      $1.00      $1.00      $1.00     $1.00
                                                                                -------    --------   --------   -------   -------
Income from Investment Operations:
  Net Investment Income                                                           0.03       0.03       0.03       0.03      0.03
   Less Dividends from Net Investment Income                                      0.03       0.03       0.03       0.03      0.03
                                                                                -------    --------   --------   -------   -------
Net Asset Value, End of Period                                                   $1.00      $1.00      $1.00      $1.00     $1.00
                                                                                =======    ========   ========   =======   =======
Total Return                                                                      3.21%      3.41%      2.78%      3.17%     3.19%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                           $ 116      $ 120      $ 130      $ 133     $ 105
Ratio to Average Net Assets:
  Expenses                                                                        0.51%      0.55%      0.54%      0.53%     0.53%
  Net Investment Income                                                           3.17%      3.40%      2.74%      3.10%     3.13%
  Expenses Without Waivers, Reimbursements and Earnings Credits                   0.53%      0.59%      0.56%      0.53%     0.53%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits      3.15%      3.26%      2.72%      3.10%     3.13%

  ^ Formerly Chase Vista Tax Free Money Market Fund.

                       See notes to financial statements.


                                                                                           TAX FREE MONEY MARKET FUND^
                                                                               -----------------------------------------------------
                                                                                                INSTITUTIONAL SHARES
                                                                               -----------------------------------------------------
                                                                                                YEAR ENDED AUGUST 31,
                                                                               -----------------------------------------------------
                                                                                 2001      2000       1999       1998       1997
                                                                               -------   --------   --------   --------  ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period                                            $1.00     $1.00      $1.00      $1.00     $1.00
                                                                               -------   --------   --------   --------  ----------
Income from Investment Operations:
  Net Investment Income                                                         0.03       0.04       0.03       0.03      0.04
   Less Dividends from Net Investment Income                                    0.03       0.04       0.03       0.03      0.04
                                                                               -------   --------   --------   --------  ----------
Net Asset Value, End of Period                                                  $1.00     $1.00      $1.00      $1.00     $1.00
                                                                               =======   ========   ========   ========  ==========
Total Return                                                                     3.47%     3.71%      3.07%      3.45%     3.45%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                          $ 921     $ 640      $ 476      $ 410     $ 286
Ratio to Average Net Assets:
  Expenses                                                                       0.26%     0.26%      0.26%      0.26%     0.26%
  Net Investment Income                                                          3.42%     3.67%      3.01%      3.37%     3.41%
  Expenses Without Waivers, Reimbursements and Earnings Credits                  0.36%     0.39%      0.35%      0.26%     0.26%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits     3.32%     3.54%      2.92%      3.37%     3.41%

  ^ Formerly Chase Vista Tax Free Money Market Fund.

                       See notes to financial statements.


                                                                                 NEW YORK TAX FREE MONEY MARKET FUND^
                                                     -------------------------------------------------------------------------------
                                                                        VISTA SHARES                            RESERVE SHARES
                                                     ---------------------------------------------------  --------------------------
                                                                                                             YEAR
                                                                     YEAR ENDED AUGUST 31,                   ENDED       7/31/00*
                                                     ---------------------------------------------------  -----------    THROUGH
                                                       2001        2000       1999       1998     1997      8/31/01      8/31/00
                                                     ---------  ---------  ---------  ---------  -------- -----------  ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                 $ 1.00      $ 1.00     $ 1.00     $ 1.00    $1.00       $1.00       $1.00
                                                     ---------  ---------  ---------  ---------  -------- -----------  ------------
Income from Investment Operations:
  Net Investment Income                                0.03        0.03       0.03       0.03     0.03        0.03          --
   Less Dividends from Net Investment Income           0.03        0.03       0.03       0.03     0.03        0.03          --
                                                     ---------  ---------  ---------  ---------  -------- -----------  ------------
Net Asset Value, End of Period                       $ 1.00      $ 1.00     $ 1.00     $ 1.00    $1.00       $1.00       $1.00
                                                     =========  =========  =========  =========  ======== ===========  ============
Total Return                                           2.98%       3.27%      2.66%      3.03%    3.02%       2.77%       0.28%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)               $2,439      $1,831     $1,505     $1,372    $ 957       $    +      $    +
Ratio to Average Net Assets#:
  Expenses                                             0.59%       0.59%      0.59%      0.59%    0.59%       0.90%       0.79%
  Net Investment Income                                2.88%       3.24%      2.61%      2.97%    2.97%       2.57%       3.04%
  Expenses Without Waivers, Reimbursements
   and Earnings Credits                                0.71%       0.70%      0.71%      0.72%    0.73%    1560.21%^^     1.49%
  Net Investment Income Without Waivers,
   Reimbursements and Earnings Credits                 2.76%       3.13%      2.49%      2.84%    2.83%   (1556.74)%^^    2.34%

  * Commencement of offering of class of shares.
  + Amount rounds to less than one million.
  ^ Formerly Chase Vista New York Tax Free Money Market Fund.
  # Short periods have been annualized.
 ^^ Due to the size of net assets and fund expenses, ratios may seem disproportionate with other classes.

                       See notes to financial statements.


                                                                                      CALIFORNIA TAX FREE MONEY MARKET FUND^
                                                                                ----------------------------------------------------
                                                                                                   VISTA SHARES
                                                                                ----------------------------------------------------
                                                                                               YEAR ENDED AUGUST 31,
                                                                                ----------------------------------------------------
                                                                                  2001      2000       1999       1998        1997
                                                                                ---------  ---------  --------  ---------  ---------
Per Share Operating Performance
  Net Asset Value, Beginning of Period                                           $1.00      $1.00      $1.00      $1.00       $1.00
                                                                                ---------  ---------  --------  ---------  ---------
Income from Investment Operations:
  Net Investment Income                                                           0.03       0.03       0.03       0.03        0.03
   Less Dividends from Net Investment Income                                      0.03       0.03       0.03       0.03        0.03
                                                                                ---------  ---------  --------  ---------  ---------
Net Asset Value, End of Period                                                   $1.00      $1.00      $1.00      $1.00       $1.00
                                                                                =========  =========  ========  =========  =========
Total Return                                                                      2.70%      3.00%      2.66%      2.97%       3.02%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)                                           $  83      $  78      $  68      $  50       $  46
Ratio of Average Net Assets:
  Expenses                                                                        0.55%      0.55%      0.55%      0.55%       0.56%
  Net Investment Income                                                           2.68%      3.03%      2.55%      2.89%       2.99%
  Expenses Without Waivers, Reimbursements and Earnings Credits                   0.83%      0.90%      0.94%      0.93%       0.86%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits      2.40%      2.68%      2.16%      2.51%       2.69%

  ^ Formerly Chase Vista California Tax Free Money Market Fund.

                       See notes to financial statements.

JPMORGAN
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund II, JPMorgan Prime Money Market Fund II, JPMorgan Tax Free Money Market Fund, JPMorgan New York Tax Free Money Market Fund, JPMorgan California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Funds") at August 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 19, 2001

JPMORGAN FUNDS

FUNDS SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on October 5, 2000 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Prime Money Market Fund (the "acquiring fund") and Chase Vista Cash Management Fund (the "acquired fund"), each a series of Mutual Fund Trust. Under the Reorganization Plan, the acquired fund would transfer all of its asset and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of Chase Vista Cash Management Fund approved the Reorganization Plan by the following vote:

                   For                   5,404,982,866
                   Against                  98,099,682
                   Abstain                 228,283,848

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Prime Money Market Fund (the "acquiring fund"), a series of Mutual Fund Trust, and Chase Money Market Fund (the "acquired fund"), a series of Mutual Fund Investment Trust. Under the Reorganization Plan, the acquired fund would transfer all of its asset and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of Chase Money Market Fund approved the Reorganization Plan by the following vote:

                   For                     152,977,629
                   Against                     911,172
                   Abstain                   5,944,315

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan"). Under the Reorganization Plan, the "Acquired Fund" would transfer all of its assets and liabilities to the "Acquiring Fund" in a tax-free reorganization. In exchange, shareholders of the Acquired Fund would receive select shares of the Acquiring Fund with a value equal to their respective holdings in the Acquired Fund. A majority of shareholders of the following Acquired Funds approved the Reorganization Plan by the following vote:


ACQUIRING
FUND         ACQUIRED FUND                                    FOR           AGAINST        ABSTAIN
TP           J.P. Morgan Treasury Money Market
                  Reserves Fund                            412,498,994             --        812,618
TP           J.P. Morgan Institutional Treasury
                  Money Market Fund                        406,123,005             --          3,898
TP           J.P. Morgan Institutional Service
                  Treasury Money Market Fund               303,881,432     16,482,334             --
FED          J.P. Morgan Federal Money Market Fund       1,120,009,044     40,964,854     12,944,814
FED          J.P. Morgan Institutional Federal
                  Money Market Fund                      1,434,229,403     31,426,004     39,046,708
FED          J.P. Morgan Institutional Service Federal
                  Money Market Fund                         10,784,036             --             --
PRM          J.P. Morgan Prime Money Market Fund         1,988,485,658     21,004,046     27,607,064
PRM          J.P. Morgan Institutional Prime
                  Money Market Fund                      6,704,805,022    242,594,635     20,580,476
PRM          J.P. Morgan Institutional Service
                  Prime Money Market Fund                    563,946,788           --             --
PRM          J.P. Morgan Prime Money Market
                  Reserves Fund                              208,744,366           --             --
PRM          J.P. Morgan Institutional Prime Direct
                  Money Market Fund                           20,385,940           --             --
PRM          J.P. Morgan Prime Cash Management Fund          416,265,063      424,543        264,104
TF           J.P. Morgan Tax Exempt
                  Money Market Fund                        1,020,493,839   47,579,672    113,090,614
TF           J.P. Morgan Institutional Tax Exempt
                  Money Market Fund                          854,689,347    2,000,000             --
TF           J.P. Morgan Institutional Service
                  Tax Exempt Money Market Fund                43,002,591           --             --

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York for purposes of approving the election of eight Trustees. A majority of shareholders of USTS, USG, TP, FED, PRM, TF, NYTF and CTF approved the election of each Trustee. The number of votes cast in this matter were:

                                       AFFIRMATIVE       NEGATIVE
   William J. Armstrong             27,066,384,665   1,505,205,801
   Roland R. Eppley Jr.             27,076,412,704   1,495,177,761
   Ann Maynard Gray                 27,063,241,725   1,508,348,741
   Matthew Healey                   27,081,493,887   1,490,096,579
   Fergus Reid, III                 27,064,052,617   1,507,537,848
   James J. Schonbachler            27,070,115,682   1,501,484,649
   Leonard M. Spalding, Jr.         27,080,298,908   1,491,291,558
   H. Richard Vartabedian           27,082,089,663   1,489,500,803

TAX LETTER (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (USTS)
JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND (USG)
JPMORGAN TREASURY PLUS MONEY MARKET FUND (TP)
JPMORGAN FEDERAL MONEY MARKET FUND II (FED)
JPMORGAN PRIME MONEY MARKET FUND II (PRM)
JPMORGAN TAX FREE MONEY MARKET FUND (TF)
JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND (NYTF)
JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND (CTF)

Certain tax information regarding the JPMorgan Money Market Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 2001.


                              USTS        USG       TP        FED       PRM
U.S. Treasury Obligations    100.00%     0.06%    20.96%     4.50%        --
Federal Farm Credit Bank         --      1.10%       --      8.41%        --
Federal Home Loan Bank           --     26.53%       --     72.13%      3.55%
Student Loan
  Marketing Association          --     15.02%       --     10.74%        --
  Tennessee Valley Authority     --        --        --      0.32%        --
  Federal National Mortgage
  Association                    --     38.98%       --      0.18%      0.38%

Also, for the fiscal year ended August 31, 2001:

- The dividends paid from net investment income are 100%, 100% and 100% exempt from Federal income tax for TF, NYTF and CTF, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 21.54%, 15.07% and 17.14% for TF, NYTF, and CTF, respectively.

                         This page intentionally left blank.

JPMORGAN
FAMILY OF FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Growth Fund II
Equity Income Fund
The Growth Fund of Washington
Large Cap Growth Fund
Market Neutral Fund
Mid Cap Value Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select Growth & Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
    Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q IPO & Emerging Company Fund
H&Q Technology Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT
INVESTMENT ADVISOR
JPMorgan Fleming Asset
Management

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
The Chase Manhattan Bank

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and ongoing expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C)J.P. Morgan Chase & Co., 2001  All Rights Reserved. October 2001

AN-MM-1001